                                    CONTENTS


                                        PAGE
                                        ----
Expenses..............................    2
Key Features of the Funds.............    3
Matching the Funds to Your
  Investment Needs....................    5
Investing in Our Funds................    6
  Shareholder Services................    6
  How to Buy Shares...................    6
  How to Sell or Exchange Your
     Shares...........................    8
Investment Objectives and Policies....   10
Investment Techniques Used by
  Our Funds...........................   11
Important Information About
  Your Investment.....................   15
  Dividends and Other Distributions...   15
  Income Tax Information..............   16
  How We Determine the Price of
     Your Shares......................   16
  How the Funds Report Performance....   17
Organization and Management of
  Our Funds...........................   18
  Management Functions and
     Responsibilities.................   18
  Operating Fees and Expenses.........   19
  Other Information on the Operation
     of Our Funds.....................   20
Glossary of Important Terms...........   21



READING THIS PROSPECTUS. Explanations of all italicized terms in this Prospectus are included in the Glossary at the end of this Prospectus. References to "you" and "your" in this Prospectus refer to prospective investors and/or current shareholders, while references to "us," "our," and "our Funds" refer to the three Funds generally.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                         SCHWAB ASSET DIRECTOR(R) FUNDS



THE SCHWAB ASSET DIRECTOR - HIGH GROWTH FUND, THE SCHWAB ASSET
DIRECTOR - BALANCED GROWTH FUND, AND THE SCHWAB ASSET DIRECTOR - CONSERVATIVE GROWTH FUND (THE "FUNDS") are a family of three asset allocation funds which provide diversification among major investment categories. Each Fund seeks to meet its investment objective by investing in a different mix of stocks, bonds, and cash-equivalents. All three Funds are designed to provide varying degrees of exposure to the growth potential of the stock market. Each Fund is a diversified investment portfolio of Schwab Capital Trust (the "Trust"), a no-load, open-end management investment company.



ABOUT THIS PROSPECTUS: THIS PROSPECTUS PROVIDES YOU WITH CONCISE INFORMATION THAT YOU SHOULD KNOW BEFORE YOU DECIDE IF THE FUNDS PROVIDE THE INVESTMENT OPPORTUNITIES YOU ARE LOOKING FOR. READ IT CAREFULLY, AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information in the Statement of Additional Information, dated September 25, 1995 (as amended from time to time). That Statement has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in this Prospectus by reference (which means that it is legally considered part of this Prospectus even though it is not printed here). The Prospectus is available electronically by using our Internet address: http://www.schwab.com. You can get a free paper copy of this Prospectus or the Statement of Additional Information by calling Schwab at 800-2 NO-LOAD, or by writing Schwab at 101 Montgomery Street, San Francisco, California 94104.



TO PLACE ORDERS AND FOR ACCOUNT INFORMATION: Contact your local Charles Schwab & Co., Inc. ("Schwab") office, or call 800-2 NO-LOAD (800-266-5623).



                         PROSPECTUS SEPTEMBER 25, 1995

                                    EXPENSES



SHAREHOLDER TRANSACTION EXPENSES are the fees and charges you pay for buying or selling shares of a fund. You pay no sales fees or charges when you buy or sell shares of our Funds.



ANNUAL FUND OPERATING EXPENSES include management fees paid to the Investment Manager, transfer agency fees, and other expenses. These expenses cover services such as investment research and management of the Funds, maintaining shareholder records, and issuing shareholder statements. Each Fund pays its own annual operating expenses from its income, which is factored into the dividends paid to shareholders and into the Fund's share price. As a shareholder, you are not charged any of these fees directly.



                                      HIGH    BALANCED   CONSERVATIVE
                                     GROWTH    GROWTH       GROWTH
                                      FUND      FUND         FUND
                                     ------   --------   ------------
SHAREHOLDER TRANSACTION EXPENSES
   Sales Charge on Purchases and
     Reinvested Dividends.........     None      None         None
   Deferred Sales Charge or
     Redemption Fees..............     None      None         None
   Exchange Fees..................     None      None         None
ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET
ASSETS)
   Management Fee (after fee
     reduction)1..................    0.49%     0.49%        0.49%
   12b-1 Fees.....................     None      None         None
   Other Expenses (after fee
     reduction)2..................    0.40%     0.40%        0.40%
                                      -----     -----        -----
TOTAL FUND OPERATING
 EXPENSES3,4......................    0.89%     0.89%        0.89%



1 This amount reflects a reduction by the Investment Manager, which is guaranteed through at least December 31, 1996. If there were no such reduction, the maximum management fee would be 0.74% of the average daily net assets of each Fund. (See "Organization and Management of Our
  Funds - Operating Fees and Expenses.")



2 "Other Expenses" are based on estimated amounts for the current fiscal year for each Fund.



3 Schwab currently imposes no fees for opening and maintaining a Schwab brokerage account. Effective October 1, 1995, Schwab will institute a $1,000 minimum equity requirement for brokerage accounts ($500 for custodial accounts). A quarterly fee of $7.50 will be charged on accounts that fall below the minimum. This fee, if applicable, will be charged at the end of each quarter and will be waived if there has been one commissionable trade within the last six months, or if the shareholder's combined account balances at Schwab total $10,000 or more. Schwab imposes no fees for opening and maintaining a Schwab One(R) account with a minimum balance of $5,000. Schwab One accounts with balances below $5,000 are subject to a monthly fee of $5 if there have been fewer than two commissionable trades within the last 12 months. Schwab Individual Retirement Accounts with balances of $10,000 or more by September 15, 1996, are not charged Schwab's $29 annual IRA account fee for the life of the account. Schwab Keogh plans are currently charged an annual fee of $45.



4 This amount reflects the guarantee by Schwab and the Investment Manager that, through at least December 31, 1996, total fund operating expenses will not exceed 0.89% of each Fund's average daily net assets. Without this guarantee, estimated maximum total fund operating expenses would be 1.14% of each Fund's average daily net assets.

EXAMPLES. You would pay the following expenses on a $1,000 investment in the Funds, assuming (1) 5% annual return and (2) redemption at the end of each period.



                               1 YEAR    3 YEARS
                               ------    -------
High Growth Fund.............     $9        $28
Balanced Growth Fund.........     $9        $28
Conservative Growth Fund.....     $9        $28



THIS IS AN EXAMPLE ONLY AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THE EXPENSES SHOWN IN THE EXAMPLE. This example reflects the guarantee by Schwab and the Investment Manager that, through at least December 31, 1996, total fund operating expenses will not exceed 0.89% of each Fund's average daily net assets. Please remember that, while this example assumes a 5% annual return on investment, each Fund's actual returns may be more or less than the 5% used in this example.



The purpose of the table above is to help you understand the various costs and expenses you will bear directly or indirectly when you invest in the Funds. (See "Organization and Management of Our Funds - Operating Fees and Expenses.")

                           KEY FEATURES OF THE FUNDS



STRATEGY: Each Fund invests in a diversified mix of stocks, bonds, and cash-equivalents. Research shows that the greatest impact on investment returns is due to the asset allocation decision (the mix of stocks, bonds, and cash-equivalents) rather than market timing or individual stock and bond selections. A study of the performance of pension funds indicated that over 90% of the performance was determined by asset mix.*



The primary difference between the Funds is the proportion invested in stocks. Each Fund targets a different mix of investments as described below and on the following page. This mix among major asset classes will vary within defined ranges based on the Investment Manager's and the Sub-Adviser's determination of relative attractiveness of securities in the financial markets. For more detailed information, see "Investment Objectives and Policies."



                           SCHWAB ASSET DIRECTOR(R) -


                                HIGH GROWTH FUND


INVESTMENT OBJECTIVE: to provide you with high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks and international stocks.

[PIE CHART 1]

                               TARGET                DEFINED
                                 MIX                  RANGE
                               ------                -------
CASH                              5%                 65%-95%
BONDS                            15%
STOCKS                           80%
LARGE COMPANIES                  40%
SMALL COMPANIES                  20%
INTERNATIONAL                    20%



*Financial Analysts Journal; Brinson, Singer, Beebower; May - June 1991

                           SCHWAB ASSET DIRECTOR(R) -


                              BALANCED GROWTH FUND



INVESTMENT OBJECTIVE: to provide you with maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.


[PIE CHART 2]

                                TARGET          DEFINED
                                  MIX            RANGE
                                ------          -------

CASH                               5%           30%-50%
BONDS                             35%
STOCKS                            60%
(DEFINED RANGE 50% - 70%)
LARGE COMPANIES                   30%
SMALL COMPANIES                   15%
INTERNATIONAL                     15%



                           SCHWAB ASSET DIRECTOR(R) -


                            CONSERVATIVE GROWTH FUND


INVESTMENT OBJECTIVE: to provide you with income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation.

[PIE CHART 3]

                                TARGET          DEFINED
                                  MIX            RANGE
                                ------          -------

CASH                               5%           30%-50%
BONDS                             55%
STOCKS                            40%
LARGE COMPANIES                   20%
SMALL COMPANIES                   10%
INTERNATIONAL                     10%



MANAGEMENT. The Investment Manager, Charles Schwab Investment Management, Inc., currently manages the mutual funds in the SchwabFunds Family([), a family of 18 mutual funds with over $29 billion in assets as of August 31, 1995. The Sub-Adviser, Symphony Asset Management, Inc., is a wholly-owned subsidiary of BARRA, Inc. BARRA, established in 1975, provides innovative analytical models, software, and services designed to enable its more than 800 clients in 30 countries to make superior investment decisions. Symphony presently acts as Sub-Adviser to two other investment companies and manages over $700 million of institutional and private account assets. For more detailed information, see "Organization and Management of Our Funds."


MARKET PERFORMANCE. For the twenty years ended 1994, the asset categories to be used by the Funds have provided the following average annual returns:*


Large company stocks
  S&P 500 Index(R)) ................   15.0%
Small company stocks (Ibbotson and
  BARRA small cap index)............   19.6%
International stocks (MSCI EAFE)....   15.6%
Bonds (Ibbotson and Lehman
  long-term government bond
  index)............................    9.8%
Cash-equivalents (commercial
  paper A1P1).......................    8.5%



* Source: BARRA, Inc. See Glossary for definitions of the various indices. Indices do not include fees such as those charged by the Funds. Past performance of indices does not necessarily reflect future performance results of the Funds.


LOW COST INVESTING. You pay no sales fees or charges when you buy or sell shares of the Funds. Additionally, the Funds were designed with operating expenses below the industry average, which helps provide more competitive returns.

The Investment Manager and Schwab guarantee that each Fund's total fund operating expenses will not exceed 0.89% through

December 31, 1996. After this date, the guarantee may be terminated, modified, or continued. The industry average for total operating expenses of asset allocation funds is 1.43%.*


[BAR GRAPH]

Schwab Asset Director(R) Funds          0.89%
Average Asset Allocation Fund           1.43%


* Source: Morningstar Investment Services, Inc., April, 1995


You may be charged a fee for your Schwab account; please refer to footnote 3 on page 2. For more detailed information, see "Investing in Our Funds" and "Operating Fees and Expenses."



SHAREHOLDER SERVICES. Schwab's professional representatives are available toll-free 24 hours a day at 800-2 NO-LOAD to service your account, or you can visit or call your local Schwab office during regular business hours. Schwab also enables you to execute your trading requests through electronic products and services such as StreetSmart(TM), The Equalizer(R), and Telebroker(R). See "Investing in Our Funds."



CONVENIENT REPORTING. You receive one consolidated account statement for all of your account activity, including all of your SchwabFunds(R) activity.



FREE AUTOMATIC INVESTMENT PLAN. Schwab's free Automatic Investment Plan allows you to make regular investments in amounts and at intervals that you select. For more information, see "Investing in Our Funds - Schwab Automatic Investment Plan."



RETIREMENT PLANS. Schwab offers tax-advantaged retirement plans for which the Funds may be a particularly appropriate investment. For more information, see "Investing in Our Funds - Tax-Advantaged Retirement Plans."



                           MATCHING THE FUNDS TO YOUR


                                INVESTMENT NEEDS



This family of three asset allocation funds provides diversification among major investment categories. Each Fund seeks to meet its investment objective by investing in a different mix of stocks, bonds, and cash-equivalents. All three Funds are designed to provide exposure to the growth potential of the stock market with varying degrees of volatility due to the different asset allocations. For more detailed information, see "Investment Objectives and Policies."


An investor's strategy might include investing in one or a combination of these Funds to match their investment time horizon and risk tolerance.


THE SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND may be appropriate for you if you have a long-term investment horizon and want the growth potential from stock investments. You should be comfortable with the risks of the stock market but do not want the volatility of an all-stock investment.



THE SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND may be appropriate for you if you have an intermediate-term investment horizon and want a more balanced approach to your investment. You should want the growth potential from stock investments but are willing to achieve it more slowly and with less volatility than that provided by the Schwab Asset Director - High Growth Fund.



THE SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND may be appropriate for you if you have a short-term investment horizon but still want some exposure to the stock market. You should want returns that keep pace with inflation but want to limit volatility to the extent possible.



RISKS CONSIDERATIONS: The Funds seek to reduce overall risk by diversifying investments among major asset categories and sub-categories. However, depending on the Investment Manager's asset allocation decisions with regard to the mix of stocks, bonds, and cash-equivalents, shareholders in the Funds may be exposed to the risks associated with each particular asset type. Stock risk is the possibility that stock prices will decline over short or even extended periods. Small-company and international stocks will typically be included in the mix and pose special risks. Bond risk is the potential for decline in the market value of bonds due to interest rate changes or the ability of an issuer to meet its obligations. Diversification among asset categories will not necessarily protect the Funds from loss.



You should pay special attention to the description of derivatives and foreign securities on pages 11 through 14, for these investments carry more risk potential than the Funds' other investments. The Funds may engage in futures contracts, options, spot foreign currency exchange contracts, forward foreign currency exchange contracts, and swap agreements. Foreign securities may present unique investment opportunities; however, international investing involves risks not associated with domestic investing. Foreign securities markets are not always as efficient as those in the U.S. and are often less liquid and more volatile.



Please refer to the "Investment Techniques Used by Our Funds" section in this Prospectus and "Investment Securities" in the Statement of Additional Information for a more detailed discussion of the risks associated with particular types of investments.


                             INVESTING IN OUR FUNDS


                              SHAREHOLDER SERVICES



You may place Fund purchase and redemption orders as well as request exchanges at any one of over 200 Schwab offices nationwide or by calling 800-2 NO-LOAD, where trained representatives are available to answer questions about the Funds and your account. The privilege to initiate transactions by telephone, as discussed below, is automatically available through your Schwab account.



We will follow reasonable procedures to confirm that your telephone instructions are genuine; otherwise, we may be liable for any losses you may suffer from unauthorized or fraudulent orders. These procedures may include requiring a form of personal identification, providing written confirmation of your telephone instructions, and recording all telephone transactions. You should be aware that telephone transactions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in reaching us by telephone, you can mail your orders or place them in person as set forth on the following pages.


                               HOW TO BUY SHARES

NEW INVESTORS TO SCHWAB need to open a Schwab account by completing and signing an account application. Mail it, together with your check, to the address indicated on the application. You may also open your account in person as described in the table on the following page.



EXISTING SCHWAB INVESTORS must have funds in their Schwab account in order to buy shares in a Fund. Schwab will charge your Schwab brokerage account a $15 service fee for any check returned because of insufficient or uncollected funds or because of a stop payment order.


Schwab also enables you to execute your trading requests through electronic products and services such as StreetSmart(TM), The Equalizer(R), and Telebroker(R).


Within your Schwab account, you have access to other investments available at Schwab, such as stocks, bonds, and other mutual funds. The Securities Investor Protection Corporation (known as "SIPC") will provide account protection, in an amount up to $500,000, for securities, including Fund shares, that you hold in a Schwab account. Of course, SIPC account protection does not protect you from share price fluctuations.


              FUND MINIMUMS
FUND INITIAL PURCHASE:
     Brokerage account                  $1,000
     Retirement account                 $  500

FUND ADDITIONAL PURCHASE:
     Brokerage account                  $  100
     Retirement account                 $  100
     Automatic investment plan          $  100

FUND MINIMUM BALANCE:
     Brokerage account                  $1,000
     Retirement account                 $  500

Schwab reserves the right to waive these minimums from time to time for clients of Schwab Institutional, a division of Schwab.

SPECIAL SUBSCRIPTION OFFERING


The distributor, Charles Schwab & Co., Inc., is soliciting subscriptions for shares of the Funds during an initial offering period, which is currently scheduled to end November 17, 1995, subject to extension by the Funds and the distributor. Shares are being offered at the initial net asset value of $10 per share. The Funds and their distributor reserve the right to withdraw, cancel, or modify the offering without prior notice and to refuse any order in whole or in part. The Funds expect to commence continuous offerings of their shares immediately following the close of the subscription offering.



Each Fund, in its sole discretion and without prior notice to you, reserves the right to reject orders to buy shares, to change the minimum investment requirements, and to withdraw or suspend any part of the offering made by this Prospectus. All orders to buy shares must be accepted by the Fund, and orders are not binding until the Fund confirms or accepts them in writing.


                               HOW TO BUY SHARES
-------------------------------------------------------------------------------

Whether by phone, mail, electronically, or in person, the following information is always needed:

- your Schwab account number.


- the name of the Fund you wish to buy.


- the amount you wish to invest.


BY PHONE

- Call 800-2 NO-LOAD.

- Place a buy order for your account.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.
- Make your check payable to Charles Schwab & Co., Inc.
- Mail to 101 Montgomery Street, San Francisco, CA 94104 or your local Schwab office.
- Once your letter is mailed, it is irrevocable and may not be modified or canceled.

ELECTRONICALLY
- Refer to product information on StreetSmart(TM), The Equalizer(R), and Telebroker(R) for details.

IN PERSON
- Deposit your check at your local Schwab office.
- For the Schwab office nearest you, call 800-2 NO-LOAD.

BY WIRE
- Contact your local Schwab office for instructions.

AUTOMATICALLY
- Use Schwab Automatic Investment Plan.
- Sign up for this service when opening your account.
------------------------------------------------------


SCHWAB'S AUTOMATIC INVESTMENT PLAN allows you to make periodic investments in non-money market SchwabFunds(R) (and certain other funds available through Schwab) automatically and conveniently. You can make automatic investments in any amount, from $100 to $50,000, once you meet the Fund's investment minimum. Automatic investments are made from your Schwab account, and you may select from the following methods to make automatic investments: using the uninvested cash in your Schwab account; using the proceeds of redemption of shares of the Schwab Money Fund linked to your Schwab account; or using the Schwab MoneyLink(R) Transfer Service. For more detailed information about this service, or to establish your Automatic Investment Plan, call your local Schwab office or 800-2 NO-LOAD, 24 hours a day.



TAX-ADVANTAGED RETIREMENT PLANS. Schwab offers tax-advantaged retirement plans for which the Funds may be a particularly appropriate investment. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings. The Schwab IRA is a retirement plan with a wide choice of investments offering individuals with earned income the opportunity to compound earnings on a tax-deferred basis. The Schwab Keogh is a tax-advantaged plan for self-employed individuals and their employees that permits the employer to make annual tax-deductible contributions of up to $30,000. Schwab also offers Corporate Retirement Plans to help a company attract and retain valuable employees. Call your local Schwab office or 800-2 NO-LOAD, 24 hours a day for more information.


                      HOW TO SELL OR EXCHANGE YOUR SHARES


You can sell your shares in the Fund at any time, in person, by telephone, or by mail. When you sell your shares, you may receive more or less than the amount you invested.



The exchange privilege allows you to exchange your SchwabFunds(R) shares for shares of any other SchwabFunds class or series available to investors in your state if your purchase meets that Fund's eligibility requirements. Thus, you can conveniently modify your investments if your goals or market conditions change. An exchange of shares will be treated as a sale of the shares for federal income tax purposes. Note that you must meet the minimum initial or subsequent investment requirements applicable to the shares you wish to receive in an exchange. The Funds reserve the right on 60 days' written notice to modify, limit, or terminate the exchange privilege.


                         HOW TO SELL OR EXCHANGE SHARES
-------------------------------------------------------------------------------

Whether by phone, mail, electronically, or in person, the following information is always needed:

When Selling Shares:

- your Schwab account number.


- the name of the Fund from which you wish to sell shares.


- the number of shares you wish to sell.


When Exchanging Shares:

- your Schwab account number.


- the number of shares you want to exchange.


- the name of the Fund from which you wish to exchange shares.


- the name of the Fund into which shares are to be exchanged.


- the distribution option you select.


BY PHONE

- Call 800-2 NO-LOAD.

- Place a sell or exchange request for your account.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.

- Mail to 101 Montgomery Street, San Francisco, CA 94104 or your local Schwab office.

- Once your letter is mailed, it is irrevocable and may not be modified or canceled.

ELECTRONICALLY

- Refer to product information on StreetSmart(TM), The Equalizer(R), and Telebroker(R) for details.

IN PERSON
- Place your sell or exchange request at your local Schwab office.
- For the Schwab office nearest you, call 800-2 NO-LOAD.
-------------------------------------------------------------------------------


Payment for redeemed shares will be credited directly to your Schwab account no later than 7 days after Schwab's Mutual Fund Transfer Agency Department receives your sell instructions in proper form. Proceeds will then be held in your Schwab account or mailed to you depending on the account standing instructions you have selected. For information on how to wire funds from your Schwab account to your bank, contact your local Schwab office.


If you purchased shares by check, your sales proceeds may be held in your Schwab account until your check clears (which may take up to 15 days). Depending on the type of Schwab account you have, your money may earn interest during any holding period.


The Funds may suspend redemption rights or postpone payments when trading on the New York Stock Exchange is restricted, the Exchange is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit. Each Fund may also elect to invoke a 7 day period for cash settlement of individual redemption requests in excess of $250,000 or 1% of the Fund's net assets, whichever is less. See "Purchase and Redemption of Shares" in the Statement of Additional Information.


                       INVESTMENT OBJECTIVES AND POLICIES


THE SCHWAB ASSET DIRECTOR(R) FUNDS are a family of three asset allocation funds which provide diversification among major investment categories. Each seeks to meet its investment objective by investing in a different mix of stocks, bonds, and cash-equivalents. Subject to regulatory approval, each Fund may also utilize investments in affiliated investment companies to meet its investment objective. All three Funds are designed to provide exposure to the growth potential of the stock market in varying degrees.


A target mix and a defined range have been established for each asset category in each of the Funds. Although there is a target mix for each of the stock sub-categories, there are no defined ranges. The amount invested in each Fund's stock sub-categories could vary widely from their targets, but not beyond the defined range of the stock category as a whole. The Investment Manager will allocate assets among stocks, bonds, and cash-equivalents, emphasizing investment in the most attractive asset category. The Sub-Adviser uses a Tactical Asset Allocation model to measure the relative value of each asset category and make recommendations for allocations within the defined ranges. The Funds may also make other investments that do not fall within the asset categories. The investment objectives stated below are fundamental to each Fund and may be changed only with shareholder approval. Because any investment involves risk, we cannot guarantee achieving these objectives.



                  SCHWAB ASSET DIRECTOR(R) - HIGH GROWTH FUND



The investment objective of the Schwab Asset Director - High Growth Fund is to provide you with high capital growth with less volatility than an all stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks and international stocks.



The Schwab Asset Director - High Growth Fund's target mix as well as the defined ranges for the different asset categories are as follows:



                          TARGET    DEFINED
                           MIX      RANGES
                          ------   ---------
STOCKS                      80%     65%--95%
  Large company stocks      40%
  Small company stocks      20%
  International stocks      20%
BONDS                       15%      0%--30%
CASH-EQUIVALENTS             5%      0%--35%



                SCHWAB ASSET DIRECTOR(R) - BALANCED GROWTH FUND



The investment objective of the Schwab Asset Director - Balanced Growth Fund is to provide you with maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.

The Schwab Asset Director - Balanced Growth Fund's target mix as well as the defined ranges for the different asset categories are as follows:



                          TARGET    DEFINED
                           MIX      RANGES
                          ------    -------
STOCKS                      60%     50%--70%
  Large company stocks      30%
  Small company stocks      15%
  International stocks      15%
BONDS                       35%     25%--45%
CASH-EQUIVALENTS             5%      0%--25%



              SCHWAB ASSET DIRECTOR(R) - CONSERVATIVE GROWTH FUND



The investment objective of the Schwab Asset Director - Conservative Growth Fund is to provide you with income and more growth potential than an all bond fund. This Fund's stock component is designed to help offset inflation.



The Schwab Asset Director - Conservative Growth Fund's target mix as well as the defined ranges for the different asset categories are as follows:



                          TARGET    DEFINED
                           MIX      RANGES
                          ------    -------
STOCKS                      40%     30%--50%
  Large company stocks      20%
  Small company stocks      10%
  International stocks      10%
BONDS                       55%     45%--65%
CASH-EQUIVALENTS             5%      0%--25%


                           INVESTMENT TECHNIQUES USED
                                  BY OUR FUNDS


STOCKS, BONDS, AND CASH-EQUIVALENTS



Our Funds will invest in stocks, bonds, and cash-equivalents in varying proportions, according to the Funds' target mixes and defined ranges.



STOCK ALLOCATION: The common stocks the Funds invest in will be a diversified portfolio within each stock sub-category (large company, small company, and international stocks). Common stocks represent an ownership, or equity interest, in a company. Although common stocks have a history of long-term growth in value, their prices tend to fluctuate in the short-term.



LARGE COMPANY STOCKS: The Funds' large company stock allocation will be invested in all or a representative sample of the stocks which comprise the Standard & Poor's 500 Index(R).



SMALL COMPANY STOCKS: The Funds' small company stock allocation will be invested in all or a representative sample of stocks selected from a universe consisting of the second 1,000 largest U.S. operating corporations, as measured by market capitalization. Small company stocks have historically been characterized by greater total returns, greater volatility of returns, and lower dividend yields than large company stocks. As of August 31, 1995, the market capitalizations of the corporations included in this universe ranged from $150 million to $750 million. This market capitalization range may fluctuate in the future.



INTERNATIONAL STOCKS: The Funds' international stock allocation will be invested in all or a representative sample of stocks selected from a universe consisting of 350 of the largest non-U.S. operating corporations, as measured by market capitalization. These international stocks are issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. Each Fund may also invest up to 5% of its net assets in the stocks and bonds of issuers in developing countries; see "Other Assets" for details. These investments will be denominated in a foreign currency, and the value of the Funds' investments will be affected by changes in currency exchange rates versus the U.S. dollar in addition to normal market fluctuations. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market, by changes in interest rates, as well as by political and economic factors. Other risks and considerations of international investing include: differences in accounting, auditing and financial reporting standards; generally higher transaction costs on foreign portfolio transactions; small trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on the Funds' security holdings, which may reduce dividend income payable to shareholders; the possibility of expropriation, nationalization, or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital.



BOND ALLOCATION: Bond investments for the Funds will consist primarily of U.S. Government obligations, highly rated corporate debt obligations, and highly rated asset-backed securities. The debt securities in which the Funds invest are obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, including bills, notes, bonds, discount notes, stripped government securities, and other debt securities. Not all obligations issued or guaranteed by U.S. Government agencies are backed by the full faith and credit of the United States. The Funds may also buy domestic and foreign issues of corporate debt obligations having floating or fixed rates of interest. Asset-backed securities, including mortgage-related securities, may also be included in the Funds' portfolios. Asset-backed securities are secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables. The collateral backing asset-backed securities cannot be foreclosed upon. Mortgage-backed securities are securities collateralized by pools of mortgage loans and are assembled by various governmental agencies and organizations, such as GNMA, FNMA, and FHLMC. When interest rates decline, there is increased likelihood that the mortgages underlying a mortgage-backed security will be pre-paid, resulting in the loss of any unamortized premium paid for the securities and the probability of having to reinvest the proceeds at lower rates. The bond category also includes repurchase agreements collateralized by eligible investments.



The corporate debt obligations or the asset-backed obligations the Funds invest in will be rated in one of the three highest categories ("A" or better) by a nationally recognized statistical rating organization ("NRSRO").



The market value of the Funds' debt investments will change in response to interest rate fluctuations and other factors. During periods of falling interest rates, the values of outstanding debt securities generally rise; conversely, during periods of rising interest rates, the values of such securities generally decline. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by NRSROs in the rating of any debt security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset values.


CASH ALLOCATION: The Funds may invest in the following types of U.S. dollar denominated short-term money market instruments that the Investment Manager has determined to present moderate credit risk:

1. Bank certificates of deposit, time deposits, or bankers' acceptances of domestic banks (including their foreign branches), U.S. branches of foreign banks, and foreign branches of foreign banks, having capital, surplus, and undivided profits in excess of $100 million.


2. Commercial paper rated in one of the two highest rating categories by an NRSRO, or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue.


3. Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

4. Repurchase agreements involving obligations that are suitable for investment under the categories set forth above.

OTHER ASSETS


The Funds may also make other investments that do not fall within the asset classes described above. These may include warrants, convertible securities, preferred stocks, real-estate related investments, precious metal related investments, American and European Depository Receipts, and stocks and bonds of issuers in developing countries. Each of these investments is limited to 5% of each Fund's net assets. In addition, the Funds may invest in other securities, in the future, not presently contemplated or which are not currently available. These additional investments must be consistent with the Funds' investment objective and must be legally permissible investments for the Funds.



THE FUNDS MAY USE FUTURES CONTRACTS AND OPTIONS in order to remain effectively fully invested in proportions consistent with the Investment Manager's current asset allocation strategy in an efficient and cost effective manner. Specifically, each Fund may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets.



Futures contracts and options may be used for several reasons: to reallocate the Funds' assets among stocks, bonds and money market instruments while minimizing transaction costs; to maintain cash reserves while simulating full investment; to facilitate trading; or to seek higher investment returns or simulate full investment when a futures contract is priced more attractively or is otherwise considered more advantageous than the underlying security or index.



Because the transaction costs of futures contracts and options may be lower than the costs of investing in stocks or bonds directly, it is expected that the use of futures contracts may reduce the Funds' total transaction costs. Also, because futures contracts require only a small initial margin deposit, the Funds would then be able to simultaneously maintain a cash reserve for potential redemptions and simulate full investment. In the event of net redemp-tions from the Funds, sufficient futures contracts would be sold to avoid any leveraging of the Funds' assets.



Futures contracts and options pose certain risks. The primary risks associated with the use of futures contracts and options include: imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and options, and possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be minimized by investing only in those contracts whose behavior is expected to resemble that of the Funds' underlying securities. The risk that the Funds will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. While futures contracts and options can be used as leveraged instruments, the Funds may not use futures contracts or options to leverage their portfolios.



The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to the investor. When investing in futures contracts, the Funds will segregate cash or cash-equivalents in the amount of the underlying obligation.



ADJUSTING INVESTMENT EXPOSURE. In addition to futures and options, each Fund may use a variety of techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve entering into spot foreign currency exchange contracts, forward foreign currency exchange contracts, and swap agreements. These techniques may be referred to as derivative transactions. The Funds may also sell securities short if at the time of the short sale the Fund owns or has the right to own securities equivalent in kind and amount to the securities sold short at no additional cost. The Investment Manager can use these practices to adjust the risk and return characteristics of a Fund's portfolio. If the Investment Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Funds' investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as agreed. Each of these techniques will be limited to 5% of each Fund's net assets. Please refer to the sections in the Statement of Additional Information entitled "Investment Securities" and "Investment Restrictions" for a more detailed discussion of these techniques and the risks associated with them.


ILLIQUID SECURITIES. Each Fund may purchase illiquid securities, provided that no more than 10% of a Fund's net assets valued at the time of the transaction are invested in such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. Generally, a Fund will not pay for such securities or start earning interest on them until the Fund receives them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease, or as interest rates change. Default by the other party to the agreement may result in a loss to a Fund.


REPURCHASE AGREEMENTS. Each of our Funds may engage in repurchase agreements. By entering into a repurchase agreement, a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price. The repurchase price is higher than the purchase price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a repurchase agreement counterparty, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

BORROWING POLICY. The Funds may not borrow money except for temporary purposes to meet redemption requests that could not otherwise be met without immediately selling portfolio securities. A Fund may borrow an amount up to one-third of the value of a Fund's total assets and may pledge up to 10% of the Fund's net assets to secure such borrowings. No Fund may borrow for leverage purposes. This borrowing policy is fundamental to each Fund.


SECURITIES LENDING: Each Fund may lend up to 33 1/3% of its portfolio securities to broker-dealers as a means of increasing income. These loans must be fully collateralized at all times. As with any collateralized loan, there are risks of delay in recovery or even losses of rights in the assets loaned should the borrower fail financially.



INVESTMENT COMPANIES. Our Funds may also purchase shares of other no-load investment companies, including those managed by the Investment Manager. These purchases will be subject to the limitations imposed by the 1940 Act, and we will only make these purchases after obtaining any required regulatory approvals. Investment in other investment companies may cause you to bear duplicative fees for certain services.



TURNOVER. The Investment Manager anticipates that each Fund's annual turnover rates for the stock and bond categories of their portfolios will not exceed 100%.


                  IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

                       DIVIDENDS AND OTHER DISTRIBUTIONS

DISTRIBUTION OPTIONS
When you first buy shares in our Funds, you may choose one of the three following distribution options:

1. AUTOMATIC REINVESTMENT: We will reinvest all distributions in additional shares of the Fund. This option will be selected automatically unless you specify another option.


2. CASH DIVIDENDS/REINVESTED CAPITAL GAINS: Income dividends will be paid in cash, and capital gains will be reinvested in additional shares of the Funds.


3. ALL CASH: Income dividends and any capital gains distributions will both be paid in cash.

Distributions will be reinvested at the net asset value next determined after their record date. Cash distributions will be credited to your Schwab account on the date distributions are payable and will be held in your Schwab account or mailed to you, depending on the standing instructions applicable to your account.


To change the distribution option you have selected, call your local Schwab office or 800-2 NO-LOAD.


The Funds intend to distribute substantially all of their net investment income each year, as determined by the Board of Trustees. Dividends from net investment income will be paid as follows: the Schwab Asset Director(R) - High Growth Fund and the Schwab Asset Director - Balanced Growth Fund, annually in December; the Schwab Asset Director - Conservative Growth Fund, quarterly in March, June, September, and December. You should be aware that your per share equity in undistributed net investment income may be diluted by the continuing purchases and redemptions of each Fund's shares.



Net capital gains, if any, will be distributed annually in December by all three Funds. All distributions will be automatically reinvested in additional shares of the Funds unless you elect otherwise.


                             INCOME TAX INFORMATION


The following is only a very brief summary of some of the federal income tax consequences that affect the Funds and their shareholders. Therefore, it is important that you consult with a tax adviser about your own tax situation.


Each Fund intends to qualify as a regulated investment company under the Code. In order to qualify, we will distribute to our shareholders on a current basis substantially all of our investment company taxable income and our capital gain net income (if any), and we will meet certain other requirements. As a regulated investment company, we will pay no federal income taxes to the extent that we distribute our earnings to our shareholders. Income received by the Funds from sources within certain foreign countries, however, may be subject to foreign income taxes withheld at the source.

Dividends paid by the Funds from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable to shareholders as ordinary income. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will generally be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds.

We will provide you with a record of all dividends, distributions, purchases, and sales on your regular Schwab brokerage account statement. At least once a year we will notify you of the federal income tax consequences of all distributions made that year to your account.

                   HOW WE DETERMINE THE PRICE OF YOUR SHARES

The price of a share of each Fund is its net asset value, which we determine each Business Day at the close of trading on the New York Stock Exchange, generally at 4:00 p.m., Eastern time. We determine the price of a share by adding the total assets of each Fund, subtracting any liabilities attributable to that Fund, and then dividing the resulting number by the number of shares outstanding. Purchase or redemption orders and exchange requests will be executed at the net asset value next determined after receipt by Schwab's Mutual Fund Transfer Agency Department.


The Funds value their portfolio securities based on their market value, where quotations are readily available. The value of other assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Investment Manager pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

                        HOW THE FUNDS REPORT PERFORMANCE


From time to time the Funds may advertise their total return or yield. Performance figures are based upon historical results and are not intended to indicate future performance. The Funds may also compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, such as those indices named in the chart under "Market Performance" on page 4.



A Fund's total return measures its overall change in value over a period, including share price movements, and assumes all dividends and capital gains have been reinvested. Average annual total return reflects the hypothetical annually compounded return calculated as mandated by the SEC. Other reported total return figures may differ in that they may report non-standard periods or represent aggregate or cumulative return over a stated length of time.



A Fund's yield refers to the income generated by an investment in the Fund over a given period of time, expressed as an annualized percentage rate. Yields are calculated according to a standard that is required for all stock and bond funds. Because this differs from other accounting methods, the quoted yield may not equal the income actually paid to shareholders.


ANNUAL REPORT AND SEMI-ANNUAL REPORT MAILINGS. Twice a year, each Fund will provide a report to all shareholders describing the performance of the Funds and outlining the investments. In order to reduce mailing costs, we consolidate these shareholder mailings by household. If a household has multiple accounts and the same address of record for all the accounts, we will send mailings for all accounts at that address in a single package. If you do not want this consolidation of mailings to apply to your account, please write to SchwabFunds(R) at the address on the front of this prospectus. To request a free copy of a Fund's Annual Report (or Semi-Annual Report), call your local Schwab office or call 800-2 NO-LOAD.

                                ORGANIZATION AND


                            MANAGEMENT OF OUR FUNDS


MANAGEMENT FUNCTIONS AND RESPONSIBILITIES


GENERAL OVERSIGHT OF OUR FUNDS. The Board of Trustees and officers meet regularly to review the Funds' investments, performance, expenses, and other business affairs.



THE INVESTMENT MANAGER. The Investment Manager, Charles Schwab Investment Management, Inc., is responsible for the overall management of the Funds' business affairs, subject to the authority of the Trustees and officers of the Trust. The Investment Manager makes all portfolio selection decisions, places all orders for the Funds' securities transactions, and has primary responsibility for the management of the Funds' investment portfolios. The Investment Manager, founded in 1989, is a wholly owned subsidiary of The Charles Schwab Corporation and is the investment adviser and administrator of the SchwabFunds(R) mutual funds. As of August 31, 1995, the SchwabFunds(R) had aggregate net assets in excess of $29 billion.



Geri Hom is the portfolio manager for the equity portions of the Asset Director(R) Funds. She joined Schwab in March 1995 as Portfolio
Manager - Equities and currently manages the three Schwab index funds with approximately $1 billion in assets. For four years prior to joining Schwab, she was a Principal for Wells Fargo Nikko Investment Advisors. She was Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko for seven years prior to that.



Andrea Regan is the portfolio manager for the bond portions of the Asset Director Funds. She joined Schwab in January 1991 and is currently Portfolio Manager - Fixed Income. She currently manages three money market funds and two bond funds with combined assets of approximately $3 billion. Prior to joining Schwab, she was Vice President and Manager of Trading for Merus Capital Management, the investment management division of the Bank of California.


Stephen B. Ward, Schwab's Senior Vice President and Chief Investment Officer, also participates in the management of each Funds' portfolios. Prior to April 1991, Mr. Ward was Vice President and Portfolio Manager for Federated Investors.

THE SUB-ADVISER. The Investment Manager has retained Symphony Asset Management, Inc. to serve as Sub-Adviser to the Funds. As Sub-Adviser, Symphony will recommend to the Investment Manager the asset mix within the defined ranges for each Fund. Symphony employs a Tactical Asset Allocation model to measure relative values among asset categories. Using this model, Symphony recommends asset allocations it believes will provide the highest returns for a given level of risk. Symphony does not recommend the purchase or sale of individual securities.


Symphony was established in 1994 as a wholly-owned subsidiary of BARRA, Inc. BARRA, founded in 1975, provides innovative analytical models, software, and services that enable its more than 800 clients in 30 countries to make superior investment decisions. BARRA's software and services analyze equity, fixed income, currency, and other financial markets. Symphony presently serves as Sub-Adviser to two other investment companies and manages directly and indirectly over $700 million in institutional and private account assets.


TRANSFER AGENT AND SHAREHOLDER SERVICES. Schwab serves as the Shareholder
Services

Agent and Transfer Agent for the Funds. Schwab was established in 1971 and is America's largest discount broker. Schwab provides low-cost securities brokerage and related financial services to approximately 2.5 million active customer accounts and has over 200 branch offices. Schwab also offers convenient access to financial information services and provides products and services that help investors make investment decisions. Schwab is a wholly-owned subsidiary of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman and Chief Executive Officer, and a director of The Charles Schwab Corporation and, as of August 31, 1995, the beneficial owner of approximately 20.4% of the outstanding shares of that corporation. Mr. Schwab may be deemed to be a controlling person of Schwab and the Investment Manager.


OPERATING FEES AND EXPENSES

For investment management services, under the terms of its Investment Advisory and Administration Agreement with the Trust, the Investment Manager receives a graduated annual fee payable monthly from each Fund of 0.74% of each Funds' average daily net assets not in excess of $1 billion, 0.69% of such net assets over $1 billion, but not more than $2 billion, and 0.64% of such net assets over $2 billion.


The Investment Manager pays the Sub-Adviser an annual fee, payable monthly, ranging from 0.08% to 0.02% of the Funds' combined average daily net assets, declining as assets increase. The Sub-Adviser does not receive compensation directly from the Funds.



The Investment Manager and Schwab guarantee that, through at least December 31, 1996, the management fee for each of the Funds will not exceed 0.49% of its average daily net assets, and total fund operating expenses will not exceed 0.89% of each Fund's average daily net assets. The following expenses are not included as "operating expenses" for purposes of this guarantee: interest expenses, taxes, foreign taxes withheld, and capital items such as costs of purchase or sale of portfolio securities, including brokerage fees or commissions. The effect of this voluntary expense limitation is to maintain or increase the Funds' total return to shareholders.


For its services as Transfer Agent, Schwab receives an annual fee of 0.05% of the average daily net assets of each Fund. In addition, for shareholder services provided, Schwab receives an annual fee of 0.20% of the average daily net assets of each Fund.

Schwab serves as the distributor for the Funds but receives no compensation for this service.


OTHER EXPENSES. The Trust pays the expenses of the Funds' operations, including the fees and expenses for independent auditors, legal counsel, and custodians; the cost of maintaining books and records of account, taxes, and registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and industry association membership dues.


The Trust generally allocates these expenses among the individual investment portfolios or series ("Series") of the Trust, including the Funds. This allocation is based on the relative net assets of each Series at the time the expenses are incurred. However, expenses directly attributable to a particular series are charged to that series.

PORTFOLIO BROKERAGE. When placing orders for the Funds' securities transactions, the Investment Manager will use its judgment to obtain the best price and execution. The full range and quality of brokerage services available are considered in making these determinations. For securities transactions in which Schwab is not a principal, the Investment Manager may use Schwab to execute the Funds' transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

OTHER INFORMATION ON THE OPERATION OF OUR FUNDS


The Trust was organized as a business trust under the laws of Massachusetts on May 7, 1993, and may issue an unlimited number of shares of beneficial interest in one or more Series or classes. Currently shares of five Series are offered.


The Board of Trustees may authorize the issuance of shares of additional Series or classes, if it deems it desirable. Shares within each Series have equal, noncumulative voting rights, and have equal rights as to dividends, assets, and liquidation.


ANNUAL SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings and does not intend to do so. It will, however, hold special meetings as required or deemed desirable by the Board of Trustees for purposes such as a change in a Fund's fundamental policies, election of Trustees, or approval of an investment advisory agreement. In addition, a Trustee may be elected or removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.


YOUR VOTING RIGHTS. If we were to make changes to a Fund's management or fundamental policies, you would be asked to vote as a shareholder because shareholders have voting rights on these matters. If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back. Shareholders are entitled to one vote for each share owned.

Unless permitted by the 1940 Act, shareholders will vote by Series and not in the aggregate. For example, when voting to approve an investment advisory agreement for a Series, only shareholders of that Series may vote; when voting to elect Trustees, shareholders of all the Series vote in the aggregate.

                          GLOSSARY OF IMPORTANT TERMS

ANNUALIZED: calculated to represent a year; a statement produced by calculating financial results covering less than a year to show what might happen when the results are hypothetically extended to cover an entire year.

BOND: a debt obligation that requires the issuer to pay a fixed sum of money each year (the interest payments) until maturity, the date on which the bond comes due and the principal (the amount borrowed) must be paid. Floating or variable rate bonds have an interest rate that rises or falls if general interest rates or some other security (such as Treasury bills) rises or falls.

BUSINESS DAY: any day both the Federal Reserve Bank of New York and the New York Stock Exchange are open for business. A Business Day normally begins at 9 a.m. Eastern time when the Exchange opens, and usually ends at 4 p.m. Eastern time when the Exchange closes.

CAPITAL GAIN OR LOSS: the increase or decrease in the value of a security over the original purchase price. A gain is realized when the security that has increased in value is sold. An unrealized gain or loss occurs when the value of a security increases or decreases but the security is not sold. If a security is held for more than 12 months and then sold at a profit, that profit is a realized long-term capital gain. If it is sold at a profit after being held for less than 12 months, that profit is a realized short-term capital gain.


CASH-EQUIVALENTS: securities convertible into cash in a very short time period. See Money Market Instruments.


CODE: The Internal Revenue Code of 1986, as amended.

COMMERCIAL PAPER: unsecured debt obligations issued by businesses and sold at a discount but redeemed at par within 2 to 270 days.

DISTRIBUTION: payment the fund makes to shareholders. There are two kinds of distributions: dividends, or the profits (after expenses) from the fund's investments, and capital gains distributions.


DIVERSIFIED: under the 1940 Act, a diversified fund generally may not invest more than 5% of its assets in the securities of any one issuer and may not hold more than 10% of the voting shares of any one issuer with respect to 75% of the value of its total assets. Certain minor exceptions apply to this policy, which are described in the Statement of Additional Information. This test is applied to each of the Funds as a whole and to each of the Fund's stock sub-categories.



FHLMC: Federal Home Loan Mortgage Corporation.



FNMA: Federal National Mortgage Association.



FUNDAMENTAL: a policy which cannot be changed without the approval of a majority of the shareholders of a Fund.



GNMA: Government National Mortgage Association.


INVESTMENT MANAGER: Charles Schwab Investment Management, Inc.


INTERNATIONAL STOCKS: stocks of 350 of the largest non-U.S. operating corporations according to their market capitalization. Currently, the countries in which these stocks are issued include Australia, Austria, Belgium, Canada, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.



LARGE COMPANY STOCKS: The stocks of companies with the largest market capitalizations, i.e., market capitalizations of about $1.5 billion and up.


MSCI EAFE: Morgan Stanley Capital International Europe, Australia, Far East stock index.

MATURITY: the date on which the principal of a debt obligation such as a bond comes due and must be repaid.


MONEY MARKET INSTRUMENT: Short-term liquid debt such as Treasury bills and commercial paper. See Commercial Paper.


NET ASSET VALUE (NAV): on a per share basis, the value of one share in a fund. This value is determined by adding the total fund assets, subtracting all liabilities, and then dividing the resulting number by the number of shares outstanding.

NONCUMULATIVE VOTING RIGHTS: the right of a shareholder to vote only the number of shares owned at the time of voting.

PAR: for a stock, par is the value assigned to the stock at the time it is issued. It does not reflect either the intrinsic value of the security nor its market value. For a bond, par is the price at which the bond will be redeemed at its date of maturity, and the value on which the calculation of interest payments is based.

PORTFOLIO: the total stocks, bonds, and other securities held by an individual investor, a mutual fund, or a financial institution.

RISK: the possibility of losing all or part of your investment, that the value of your investment will decrease, or that you will receive little or no return on your investment.


S&P 500 INDEX(R): an index of 500 stocks selected, calculated, and published by Standard & Poor's, Inc.



SCHWAB: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104.


SECURITIES AND EXCHANGE COMMISSION (SEC): established by Congress to administer the Securities Act of 1933, the Investment Company Act of 1940, and other securities-related laws.

SHORT-TERM: with respect to a fund's portfolio investments, maturing in 397 days or less.


SMALL COMPANY STOCKS: stocks of companies whose market capitalization is within a dollar range usually well below that of large companies, or in the lower portion of a list ranking companies by market capitalization (i.e., the second 1,000 largest companies according to their market capitalization).



SUB-ADVISER: Symphony Asset Management, Inc., 555 California Street, Suite #2975, San Francisco, California 94104.



TACTICAL ASSET ALLOCATION MODEL: a value-oriented strategy created by Symphony used to measure the relative values among asset categories to determine the asset allocation which seeks the highest reward for a given level of risk. Risks and correlations of the asset categories are measured from long-term return histories.


T-BILLS: debt securities issued by the U.S. Government having a maturity of less than one year.


THE 1940 ACT: the Investment Company Act of 1940, as amended.


TRANSFER AGENT: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104.


TRUST: Schwab Capital Trust.


VOLATILITY: a measure of the magnitude and frequency of changes in securities values. Statistically, volatility is the measure of the spread of the prices or yields around the mean of the prices or yields.

-------------------------------------------------------------------------------
NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING NOT CONTAINED IN THIS PROSPECTUS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR.
-------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT LAWFULLY BE MADE.
-------------------------------------------------------------------------------

SCHWAB


ASSET DIRECTOR(R) FUNDS



PROSPECTUS September 25, 1995


Asset Director - High Growth
Asset Director - Balanced Growth
Asset Director - Conservative Growth


                               [SchwabFunds Logo]



2462 (10/95) CRS 6685 Printed on recycled paper


[SchwabFunds Logo]


101 Montgomery Street


San Francisco, California 94104

                      STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                 101 Montgomery Street, San Francisco, CA 94104


                               SEPTEMBER 25, 1995



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, dated February 28, 1995, as amended June 30, 1995, for Schwab International Index Fund(TM) (the "International Index Fund"), and Schwab Small-Cap Index Fund(TM) (the "Small-Cap Index Fund"), and the joint Prospectus dated September 25, 1995 for Schwab Asset Director(R)-High Growth Fund, Schwab Asset Director(R)-Balanced Growth Fund and Schwab Asset Director(R)-Conservative Growth Fund (the "Asset Director Funds"), five separately managed investment portfolios (collectively the "Funds") of Schwab Capital Trust (the "Trust"). To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day or 101 Montgomery Street, San Francisco, CA 94104.



                                 SCHWABFunds(R)
                                 800-2 NO-LOAD

                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
INVESTMENT OBJECTIVES . . . . . . . . . . . . . . . . . . . . . . . . . .     2
INVESTMENT SECURITIES . . . . . . . . . . . . . . . . . . . . . . . . . .     3
INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . . . .    25
MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . . . .    28
PORTFOLIO TRANSACTIONS AND TURNOVER . . . . . . . . . . . . . . . . . . .    36
TAXES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    39
SHARE PRICE CALCULATION . . . . . . . . . . . . . . . . . . . . . . . . .    42
HOW THE FUNDS REFLECT PERFORMANCE . . . . . . . . . . . . . . . . . . . .    43
THE BENEFITS OF INTERNATIONAL INVESTING . . . . . . . . . . . . . . . . .    44
INDEXING AND THE SCHWAB INDEX FUNDS . . . . . . . . . . . . . . . . . . .    44
GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
PURCHASE AND REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . .    51
OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . . . .    51
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . . . .    53
APPENDIX A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    83
APPENDIX B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    92

                             INVESTMENT OBJECTIVES



                      SCHWAB INTERNATIONAL INDEX FUND(TM)


         The investment objective of the International Index Fund is to track the price and dividend performance (total return) of the Schwab International Index(TM), (the "International Index"), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.


                        SCHWAB SMALL-CAP INDEX FUND(TM)


         The investment objective of the Small-Cap Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM) (the "Small-Cap Index"), an index created to represent the performance of the second 1,000 publicly traded common stocks issued by United States companies, ranked by market capitalization (share price times the number of shares outstanding).


                   SCHWAB ASSET DIRECTOR(R)-HIGH GROWTH FUND



         The investment objective of the Schwab Asset Director-High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks, and international stocks.



                 SCHWAB ASSET DIRECTOR(R)-BALANCED GROWTH FUND



         The investment objective of the Schwab Asset Director-Balanced Growth Fund is to provide the shareholder with maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.



               SCHWAB ASSET DIRECTOR(R)-CONSERVATIVE GROWTH FUND


         The investment objective of the Schwab Asset Director-Conservative Growth Fund is to provide the shareholder with income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation.

         The investment objectives stated above for each of the Funds, along with certain investment restrictions adopted by the Funds, are fundamental and cannot be changed without approval by holders of a majority of the Funds' outstanding voting shares, as defined in the Investment Company Act of 1940 (the "1940 Act").

                             INVESTMENT SECURITIES

                              FOREIGN INVESTMENTS

         The International Index Fund and the Asset Director Funds expect to invest in stocks of foreign issuers. The International Index Fund will invest primarily in such stocks. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the International Index Fund and the Asset Director Funds may hold cash in foreign currencies, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Index Fund and the Asset Director Funds endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Index Fund and the Asset Director Funds are uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Index Fund and the Asset Director Funds to miss attractive investment opportunities. Losses to the International Index Fund and the Asset Director Funds arising out of the inability to fulfill a contract to sell such securities, could result in potential liability to the International Index Fund and Asset Director Funds.

         In addition, with respect to those countries in which the International Index Fund and the Asset Director Funds may invest or other countries which may have a significant impact on the companies in which the International Index Fund and the Asset Director Funds may invest, there is the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the International Index Fund's and the Asset Director Funds' investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Asset Director Funds may invest up to 5% of its total assets in companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         Hong Kong. In addition to the risks discussed above, it is impossible to currently foresee what risk, if any, may exist to the International Index Fund's and the Asset Director Funds' investments as a result of the planned 1997 incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments as the scheduled time for the change in government in Hong Kong draws nearer.

                              DEPOSITORY RECEIPTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in American Depository Receipts and European Depositary Receipts (ADRs and EDRs) which are receipts representing ownership of share of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored. Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

                             OPTIONS ON SECURITIES

         Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

         All put options written by the Funds will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

         The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs, otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

         Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transaction or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


         The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the- counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in the U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC. Each of the Funds will write or purchase an option only where the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund does not exceed 5% of the Fund's total assets.


                         FOREIGN CURRENCY TRANSACTIONS

         Forward Foreign Currency Exchange Contracts. The International Index Fund and the Asset Director Funds may enter into forward foreign currency exchange contracts in several circumstances. The International Index Fund and the Asset Director Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Index Fund and the Asset Director Funds expect to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         For transaction hedging purposes, the International Index Fund and the Asset Director Funds enter into foreign currency transactions with respect to specific receivables or payables of the funds arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Index Fund and the Asset Director Funds will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, and the date on which such payments are made or received. When engaging in position hedging, the International Index Fund and the Asset Director Funds enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities which the International Index Fund and the Asset Director Funds expect to purchase).

         When engaging in portfolio and/or transaction hedging, the International Index Fund and the Asset Director Funds may purchase or sell foreign on a spot (or cash) basis at the prevailing spot rate, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The International Index Fund and the Asset Director Funds may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Index Fund and the Asset Director Funds the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Index Fund and the Asset Director Funds the right to purchase a currency at the exercise price until the expiration of the option.


         Hedging transactions involve costs and may result in losses, and the International Index Fund and the Asset Director Funds' ability to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or expects to purchase or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain which might result from an increase in the value of such currency.

         Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the International Index Fund's and the Asset Director Funds' ability to utilize forward foreign currency exchange contracts may be restricted.

         Each of the Asset Director Funds will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund does not exceed 5% of the Fund's total assets.

         The International Index Fund and the Asset Director Funds generally will not enter into a forward contract with a term of greater than one year.

         While the International Index Fund and the Asset Director Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Index Fund and the Asset Director Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Index Fund and the Asset Director Funds than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Index Fund's and the Asset Director Funds' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the International Index Fund and the Asset Director Funds. Such imperfect correlation may cause the International Index Fund and the Asset Director Funds to sustain losses which will prevent the International Index Fund and the Asset Director Funds from achieving a complete hedge or expose the International Index Fund and the Asset Director Funds to risk of foreign exchange loss.

         Writing and Purchasing Currency Call and Put Options. The International Index Fund and the Asset Director Funds may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Index Fund and the Asset Director Funds obligates the International Index Fund and the Asset Director Funds to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Index Fund and the Asset Director Funds would obligate the

International Index Fund and the Asset Director Funds to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the International Index Fund and the Asset Director Funds will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The International Index Fund and the Asset Director Funds may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The International Index Fund and the Asset Director Funds would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Index Fund and the Asset Director Funds.

         The purchase of a call option would entitle the International Index Fund and the Asset Director Funds, in return for the premium paid, to purchase specified currency at a specified price during the option period. The International Index Fund and the Asset Director Funds would ordinarily realize a gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the International Index Fund and the Asset Director Funds, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Index Fund's and the Asset Director Funds' portfolio securities due to currency exchange rate fluctuations. The International Index Fund and the Asset Director Funds would ordinarily realize a gain, if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the International Index Fund and the Asset Director Funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

         Special Risks Associated With Options on Foreign Currency. An exchange traded option position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the International Index Fund and the Asset Director Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist, In such event, it might not be possible to effect closing transactions in particular options, with the result that the International Index Fund and the Asset Director Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Index Fund and the Asset Director Funds as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         The International Index Fund and the Asset Director Funds will purchase and write over-the-counter options only to the extent consistent with its limitations on investments in illiquid securities, as described in the Prospectuses. Trading in over- the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


         To hedge against changes in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts. In addition, the Asset Director Funds may purchase and sell futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The Small-Cap Index and International Index Funds will engage in futures and related option transactions only for bona fide hedging or other appropriate risk management purposes as defined below. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.


         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Funds can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, the International Index Fund and the Asset Director Funds can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The International Index Fund and the Asset Director Funds can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the International Index Fund and the Asset Director Funds have acquired or expect to acquire.



         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds may incur brokerage fees when they purchase or sell futures contracts.


         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the Funds' portfolio securities. Similarly, the International Index Fund and the Asset Director Funds may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Funds' Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of their hedging strategy. Although under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Funds' Investment

Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds' assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


         The Small-Cap Index and International Index Funds may use options on futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined below. In addition, the Asset Director Funds may use options on futures contracts as a substitute for a comparable market position in the underlying securities.



         Other Considerations.  The Small-Cap Index and International Index
Funds



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

will engage in futures and related options transactions only for bona fide hedging or other appropriate risk management purposes, and the Asset Director Funds will engage in futures and related options transactions to meet asset allocation targets, in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. "Appropriate risk management purposes" means activities in addition to bona fide hedging which the CFTC deems appropriate for operators of entities, including registered investment companies, that are excluded from the definition of commodity pool operator. The Funds are not permitted to engage in speculative futures trading. The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. Except as stated below, the Funds' futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities, or the currency will be purchased to protect the Fund against an increase in the price of securities, or the currency in which they are denominated. As evidence of this hedging intent, the Small-Cap Index and International Index Funds expect that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Small-Cap Index and International Index Funds will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Funds to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities or other assets. As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test, under which (i) the Funds' futures positions will be used as part of its portfolio management strategy and will be incidental to its activities in the underlying cash market and (ii) the underlying commodity value of such positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.


         Each of the Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.


         Each Fund may not purchase or sell futures contracts or purchase or sell related options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of margin deposits on the Fund's outstanding futures and related options positions and the amount of premiums paid for outstanding options on futures would exceed 5% of the market value of the Fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating the Funds to purchase securities or currencies, require the Funds to segregate assets to cover such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of loss.

         Perfect correlation between the Funds' futures positions and portfolio positions may be difficult to achieve. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


In addition to bona fide hedging and other risk management purposes as discussed above, the Asset Director Funds may purchase and sell stock and bond futures contracts, including stock index futures contracts, and options on such futures contracts as a substitute for a comparable market position in the underlying securities. To the extent the Asset Director Funds engage in the use of futures and options on futures other than for hedging purposes, the Funds may be subject to additional risk.



The price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions.


                                     SWAPS

         Each of the Asset Director Funds may enter into swaps on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Asset Director Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Asset Director Funds' investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Asset Director Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Options on Futures Contracts" in this Statement.

         The Asset Director Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Asset Director Funds' exposure to market fluctuations while others may tend to increase market exposure.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Asset Director Funds would be less favorable than it would have been if this investment technique were not used. The Asset Director Funds will only invest in swaps up to 5% of each Fund's total assets.

                                PREFERRED STOCK

         The Funds may invest in preferred stock. Preferred stock has priority as to income and generally as to assets of the issuer, however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Asset Director Funds will only invest in preferred stock up to 5% of each Fund's net assets.

                             CONVERTIBLE SECURITIES

         Each of the Asset Director Funds may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible bonds, convertible preferred stocks, and warrants.

         Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         The Funds may invest in warrants. Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the prices of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

                        REAL ESTATE-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in real estate-related investments. Real estate- related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

                       PRECIOUS METAL-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in precious metal-related investments. The Asset Director Funds may invest in common stocks of companies principally engaged in precious metal-related activities which include companies principally engaged in the extraction, processing, distribution, or marketing of precious metals industry if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Asset Director Funds may also invest in securities of companies principally engaged in the precious metals industry in which the Asset Director may be foreign or domestic. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         The Asset Director Funds may also invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations for investments in futures and options for the Asset Director Funds as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities may be subject to extreme fluctuations, reflecting wider economic or political instability or for other reasons.

                           U.S. GOVERNMENT SECURITIES

         The Funds may purchase U.S. Government securities direct obligations of the United States Government are supported by the full faith and credit of the United States Treasury. While obligations of certain United States Government agencies and instrumentalities are similarly backed, those of others, such as the Federal National Mortgage Association and the Student Loan Marketing Association, are only supported by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the agency's obligations or the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government would provide financial support to United States Government sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in U.S. Government securities not backed by the full faith and credit of the United States Treasury only when Charles Schwab Investment Management, Inc. (the "Investment Manager") is satisfied that the credit risk with respect to their issuer is minimal.

                    GOVERNMENT "MORTGAGE BACKED" SECURITIES

         Among the U.S. Government securities in which the Funds may invest are government "mortgage-backed" (or government guaranteed mortgage-related) securities. Mortgages backing the securities purchased by the Funds include, among others, conventional thirty year fixed rate mortgages, graduated payment mortgages, fifteen year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interest in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i,e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are government guaranteed to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgaged securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

         The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

                         OTHER ASSET-BACKED SECURITIES

         The Asset Director Funds may invest a portion of their assets in debt obligations known as "Asset-Backed Securities" that are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (e.g., Standard & Poor's Corporation or Moody's Investors Service, Inc.) or, if not so rated, deemed to be of equivalent quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. The credit quality of most Asset-Backed Securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-Backed Securities may be classified as "Pass-Through Certificates" or "Collateralized Obligations."

         "Pass-Through Certificates" are asset-backed securities that represent undivided fractional ownership interests in the underlying pool of assets. Pass-Through Certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because Pass-Through Certificates represent ownership interests in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-Backed Securities issued in the form of debt instruments, also known as Collateralized Obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such

Asset-Backed Securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the Asset-Backed Securities and any credit support provided. As a result, although payments on such Asset-Backed Securities are obligations of the issuers, in the event of default on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related Asset-Backed Securities.

                        METHODS OF ALLOCATING CASH FLOWS

         While many Asset-Backed Securities are issued with only one class of security, many others are issued in more than one class, each with different payment terms. Multiple class Asset-Backed Securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the Asset-Backed Security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "multi-tranche CMOs" (collateralized mortgage obligations) with serial maturities such that all principal payments received on the mortgages underlying the securities are first paid to the class with the earliest stated maturity, and then sequentially to the class with the next stated maturity), "Strips" (Asset-Backed Securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-Asset-Backed Securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                            TYPES OF CREDIT SUPPORT

         Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such
securities may contain elements of credit support.   Such credit support falls
into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. Examples of Asset-Backed Securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class Asset-Backed Securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and Asset- Backed Securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceed that required to make payment on the Asset- Backed Securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an Asset-Backed Security.

                       CREDIT CARD RECEIVABLE SECURITIES

         The Asset Director Funds may invest in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset-Backed Securities,

Accounts are unsecured obligations of the cardholder.

                CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES

         The Funds may invest in certificates of deposit which are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Each Fund will only invest in certificates of deposit and bankers' acceptances of banks having capital, surplus and undivided profits in excess of $100 million.

                                COMMERCIAL PAPER

         The Funds may invest in Commercial paper which consists of short-term, unsecured promissory notes issued to finance short- term credit needs. The Funds will only invest in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, "Duff 2" or higher by Duff & Phelps, Inc. ("Duff"), or "F2" or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff, or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

                           OTHER INVESTMENT POLICIES

         Securities which are acquired by the International Index Fund and the Asset Director Funds outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Funds to be illiquid assets so long as the Funds acquire and hold the securities with the intention of reselling the securities in the foreign trading market, the Funds reasonably believe they can readily dispose of the securities in the foreign trading market, the Funds reasonably believe they can readily dispose of the securities for cash in the U.S., or foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the U.S. will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances convertibility or exchange rates could result in investment losses for the Funds. Investments in foreign securities may also subject the Funds to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Notwithstanding the fact that the Funds generally intend to acquire the securities of foreign issuers where there are public trading markets, investments by the Funds in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Funds' portfolio and the Funds' ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Funds have a substantial portion of their assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         Loans of Portfolio Securities. The Funds may loan securities to qualified broker-dealers or other institutional investors provided that such loans do not exceed one-third of the value of the Funds' total assets at the time of the most recent loan, and that the borrower deposits and maintains with the Funds cash collateral or U.S. government securities with a value equal to 102% of the value of the securities loaned. The lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities.

         Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by a Fund to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements entered into by a Fund will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S.
Government, its agencies or instrumentalities).   The period of these repurchase
agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. However, the securities which are subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Funds, with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

         In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Each Fund will not invest more than 10% of its total assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.


         Illiquid Securities. Each Fund reserves the right to invest up to 10% of its net assets in illiquid securities. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Funds have valued the instrument. Subject to this limitation, the Funds may invest in restricted securities where such investment is consistent with the Funds' investment objectives and such securities may be considered to be liquid to the extent the Funds' Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts. The Funds will limit their investments in liquid restricted securities to 5% of their net assets.

                            INVESTMENT RESTRICTIONS

         Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). Each of the Funds may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.


         2) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the International Index Fund and the Small-Cap Index Funds may purchase securities under such circumstances only to the extent that the Schwab International Index(TM) or the Schwab Small-Cap Index(TM) is also so concentrated).


         3) Invest more than 10% of the total value of its assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

         4) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust, or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         5) Purchase or sell commodities or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein,
(ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the Asset Director Funds, purchase securities of companies that deal in precious metals or interests therein.

         6) Invest for the purpose of exercising control or management of another issuer.


         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the Securities and Exchange Commission.


         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money except from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

         In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

         The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds may not:

         1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         2) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by the United States Government, its agencies or instrumentalities) that with their predecessors have a record of less than three years continuous operation.

         3) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         4) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's total assets.

         5)      Make short sales, except for short sales against the box.

         6) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                            MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab, and Charles Schwab Investment Management, Inc., are as follows:


                                   POSITION WITH
NAME                               THE TRUST                   PRINCIPAL OCCUPATION
----                               ---------                   --------------------
CHARLES R. SCHWAB*                 Chairman and Trustee        Founder, Chairman, Chief Executive Officer and
Age: 57                                                        Director, The Charles Schwab Corporation; Founder,
                                                               Chairman and Director, Charles Schwab & Co., Inc.
                                                               and Charles Schwab Investment Management, Inc.;
                                                               Chairman and Director, The Charles Schwab Trust
                                                               Company and Mayer & Schweitzer, Inc. (a securities
                                                               brokerage subsidiary of The Charles Schwab
                                                               Corporation); Director, The Gap, Inc. (a clothing
                                                               retailer), Transamerica Corporation (a financial
                                                               services organization) and AirTouch Communications
                                                               (a telecommunications company).

ELIZABETH G. SAWI **               President and Trustee       Executive Vice President - Mutual Funds, Charles
Age: 43                                                        Schwab & Co., Inc. and The Charles Schwab
                                                               Corporation; President, Charles Schwab Investment
                                                               Management, Inc.  Prior to April 1994, Ms. Sawi was
                                                               Executive Vice President - Marketing and
                                                               Advertising for Charles Schwab & Co., Inc. and The
                                                               Charles Schwab Corporation.

DONALD F. DORWARD                  Trustee                     President and Chief Executive Officer, Dorward &
Age: 63                                                        Associates (advertising and marketing/consulting).

ROBERT G. HOLMES                   Trustee                     Chairman, Chief Executive Officer and Director,
Age: 63                                                        Semloh Financial, Inc. (international financial
                                                               services).

DONALD R. STEPHENS                 Trustee                     Managing Partner, D.R. Stephens & Co. (real estate
Age: 56                                                        investment).  Prior to 1993, Mr. Stephens was
                                                               Chairman and Chief Executive Officer of the Bank of
                                                               San Francisco.


-----------------------------------
     *Mr. Schwab is an "interested person" of the Trust.

     **Ms. Sawi is an "interested person" of the Trust.

MICHAEL W. WILSEY                  Trustee                     Chairman, Chief Executive Officer and Director,
Age: 51                                                        Wilsey Bennett, Inc. (truck and air transportation,
                                                               real estate investment and management, and
                                                               investments).

A. JOHN GAMBS                      Treasurer and Principal     Executive Vice President - Finance and Chief
Age: 49                            Financial Officer           Financial Officer, The Charles Schwab Corporation;
                                                               Executive Vice President, Chief Financial Officer and
                                                               Director, Charles Schwab & Co., Inc.; Chief Financial
                                                               Officer and Director, Charles Schwab Investment
                                                               Management, Inc.; and Chief Financial Officer, The
                                                               Charles Schwab Trust Company.

WILLIAM J. KLIPP***                Senior Vice President,      Senior Vice President, Charles Schwab & Co., Inc.
Age: 39                            Chief Operating Officer     and Chief Operating Officer, Charles Schwab
                                   and Trustee                 Investment Management, Inc.  Prior to 1993, Mr.
                                                               Klipp was Treasurer of Charles Schwab & Co., Inc.
                                                               and Mayer & Schweitzer, Inc.  Prior to 1990, he was
                                                               Vice President, Director Funding, Merrill Lynch &
                                                               Co., Inc.

STEPHEN B. WARD                    Senior Vice President &     Senior Vice President, Charles Schwab Investment
Age: 39                            Chief Investment            Management, Inc.  Prior to 1991, Mr. Ward was Vice
                                   Officer                     President and Portfolio Manager for Federated
                                                               Investors.

FRANCES COLE                       Secretary                   Chief Counsel and Compliance Officer, Assistant
Age: 39                                                        Corporate Secretary, Charles Schwab Investment
                                                               Management, Inc.  Prior to 1991, Ms. Cole was
                                                               Senior Counsel for Equitec Securities Company.

TIMOTHY B. PAWLOSKI                Assistant Treasurer         Vice President of Finance- SchwabFunds(R), 1991 to
Age: 36                                                        1993, Mr. Pawloski was Director of Finance for
                                                               Charles Schwab & Co., Inc. and from 1987 to 1991,
                                                               he served as a Senior Manager at Price Waterhouse
                                                               LLP.

PAMELA E. HERLICH                  Assistant Secretary         Assistant Corporate Secretary, The Charles Schwab
Age: 41                                                        Corporation and Charles Schwab & Co., Inc.;
                                                               Corporate Secretary, Charles Schwab Investment
                                                               Management, Inc., Mayer & Schweitzer and The
                                                               Charles Schwab Trust Company.  Prior to 1993, Ms.
                                                               Herlich was Assistant Corporate Secretary for Mayer
                                                               & Schweitzer, Inc. and The Charles Schwab Trust
                                                               Company.


-----------------------------------
     ***Mr. Klipp is an "interested person" of the Trust.

DAVID H. LUI                       Assistant Secretary         Senior Counsel - Charles Schwab Investment
Age: 34                                                        Management, Inc.  From 1991 to 1992, he was
                                                               Assistant Secretary and Assistant Corporate Counsel
                                                               for the Franklin Group of Mutual Funds. Prior to
                                                               1991, he was an Associate of Thelen, Marrin, Johnson
                                                               & Bridges (a San Francisco law firm).

CHRISTINA M. PERRINO               Assistant Secretary         Senior Counsel - Charles Schwab Investment
Age: 34                                                        Management, Inc.  Prior to 1994, she was Counsel
                                                               and Assistant Secretary for North American Security
                                                               Life Insurance Company and Secretary for North
                                                               American Funds.


         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for Schwab Investments, The Charles Schwab Family of Funds, Schwab Annuity Portfolios, and Schwab Advantage Trust (which has not yet commenced operations). The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                             COMPENSATION TABLE(1)


                                                   Pension or
                                                   Retirement Benefits   Estimated Annual
                                                   Accrued as Part of    Benefits Upon
                             Aggregate             Fund Expenses from    Retirement from the   Total Compensation
Name of Person,              Compensation from     the Fund              Fund                  from the Fund
Position                     the Trust             Complex(2)            Complex(2)            Complex(2)
-------------------------    -----------------     ------------------    -------------------   ------------------
Charles R. Schwab,                    0                    N/A                   N/A                    0
Chairman and Trustee

Elizabeth G. Sawi,                    0                    N/A                   N/A                    0
President and Trustee

William J. Klipp,                     0                    N/A                   N/A                    0
Sr. Vice President, Chief
Operating Officer, and
Trustee

Donald F. Dorward,                  16,000                 N/A                   N/A                  55,000
Trustee

Robert G. Holmes,                   16,000                 N/A                   N/A                  55,000
Trustee

Donald R. Stephens,                 16,000                 N/A                   N/A                  55,000
Trustee

Michael W. Wilsey,                  16,000                 N/A                   N/A                  55,000
Trustee


     1.   Figures are for the Trust's fiscal year ended October 31, 1994.

     2. "Fund Complex" comprises all 19 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.

            --------------------------------------------------------

      Pursuant to exemptive relief received by the Trust from the Securities and Exchange Commission, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

     As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund(R) or SchwabFunds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds, and Schwab Investments.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."


                               INVESTMENT MANAGER

         The Investment Manager, a wholly-owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 18 mutual funds with approximately $29 billion in assets as of July 31, 1995. The Investment Manager is an affiliate of Schwab, the Trust's distributor and shareholder services and transfer agent. The Advisory Agreement will continue in effect until July 21, 1996 with respect to the Schwab International Index Fund, October 14, 1996 with respect to the Schwab Small-Cap Index Fund, September 25, 1997 with respect to the Asset Director Funds, and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.


         International Index Fund. For its advisory and administrative services to the International Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million, and 0.60% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through at least June 30, 1996, the total fund operating expenses for the International Index Fund will not exceed 0.69% of that Fund's average daily net assets.

         For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, no investment advisory fees were paid by the International Index Fund (fees were reduced by $97,986). For the fiscal year ended October 31, 1994, the International Index Fund paid investment advisory fees of $474,0000 (fees were reduced by $388,000).

         Small-Cap Index Fund. For its advisory and administrative services to the Small-Cap Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million, and 0.45% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through June 30, 1996, the total fund operating expenses for the Small-Cap Index Fund will not exceed 0.59% of that Fund's average daily net assets.

         For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid investment advisory fees of $151,861 (fees were reduced by $106,533).


         Asset Director Funds. For its advisory and administrative services to the Asset Director Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, and 0.69% of the next $1 billion; and 0.64% of such net assets over $2 billion.


         The Investment Manager and Schwab have guaranteed that, through at least December 31, 1996, the total fund operating expenses for the International Index Fund will not exceed 0.89% of each Fund's average daily net assets.

         Additional Information. The Advisory Agreement provides that the fees to be paid to the Investment Manager will be less than the amount that would cause the aggregate operating expenses of a Fund (excluding interest, taxes, net brokerage commissions and extraordinary expenses) in any year to exceed the most stringent limits prescribed by any state in which shares of a Fund are offered for sale. The most stringent current limit for such expenses is 2.5% of a fund's first $30 million of average net assets, 2.0% of a fund's next $70 million of average net assets and 1.5% of a fund's average net assets in excess of $100 million.

         From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                  SUB-ADVISER


         The Investment Manager has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with respect to the Asset Director Funds with Symphony Asset Management, Inc. (the "Sub-Adviser"), pursuant to which it will act as the Funds' sub- adviser. The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and currently manages directly and indirectly approximately $700 million in institutional and private account assets.


         The Sub-Adviser furnishes investment advice through direct assistance to the Investment Manager in the development and execution of quantitatively based investment strategies. The Sub-Adviser uses a sophisticated optimization technique known as "Tactical Asset Allocation" in evaluating the optimal allocation of the Asset Director Funds' assets among asset categories: stocks, bonds, and cash.


         Tactical Asset Allocation is a value-oriented strategy which seeks the highest reward for a given level of risk. Expected returns are measured for each asset category; for stocks, the internal rate of return is measured on forecasted dividend stream; for bonds, the yield to maturity is evaluated on representative long corporate bonds; and for cash-equivalents, yield to maturity is evaluated on representative money market instruments. Risks and correlations of the asset categories are measured from long-term return histories.



         The Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, of 0.08% of the first $100 million of each of the Asset Director Fund's average daily net assets, 0.06% of a Fund s next $150 million of average daily net assets, 0.04% of a Fund s next $600 million of average daily net assets, and 0.02% of such assets over $850 million.


         As of May 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Schwab Small-Cap Index Fund and the Schwab International Index Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.


         Expenses. Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.


International Index Fund: $20,999 and $185,000 for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, respectively.

Small-Cap Index Fund: $51,419 for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994.

                                  DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost for the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                         CUSTODIAN AND FUND ACCOUNTANT

         State Street Bank and Trust Company, at 1 Heritage Drive, North Quincy, Massachusetts 02171-2197 serves as Custodian and as Fund Accountant for the Trust.

                    ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Trust's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                 LEGAL COUNSEL

         Ropes & Gray, 1001 Pennsylvania Avenue, N.W., Suite 1200 South, Washington, D.C. 20004, is counsel to the Trust.



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
                      PORTTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

         In effecting securities transactions for the Funds, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

         In an attempt to obtain best execution for the Funds, the Investment Manager may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

         In determining when and to what extent to use Schwab as its broker for executing orders for the Funds on securities exchanges, the Investment Manager will consider (if relevant) whether the compensation to be paid Schwab will be
(i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities, and (iii) at least as favorable as commissions contemporaneously charged by Schwab on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the trustees who are not "interested persons" of Schwab within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate, and
(iii) considers quarterly whether or not the commissions charged by Schwab have met the standards.

         Schwab's brokerage services to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) be performed by members of the exchange not associated with Schwab, that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members selected by Schwab who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.

         Brokerage Commissions. For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid brokerage commissions of $165,997. For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, the International Index Fund paid brokerage commissions of $170,195 and $86,127, respectively.

                               PORTFOLIO TURNOVER

         For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities owned by the Fund during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.


         A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. In the case of the Asset Director Funds, this 100% portfolio turnover rate applies to the Funds' stock and bond categories separately. A high portfolio turnover rate may increase a Fund's transaction costs. The International Index Fund's portfolio turnover rate for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994 was 2% and 6%, respectively. The Small-Cap Index Fund's portfolio turnover rate for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994 was 16%.

         From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.



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
                                     TAXES

         It is the policy of each Fund to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, United States Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least
(a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over
(ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options, and certain other investment and hedging activities is subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

                             INCOME TAX INFORMATION

         Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared.

         Dividends paid by the Funds from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable to shareholders as ordinary income. For corporate investors in the Funds, dividend distributions designated by the Funds to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or
(3) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         Although the International Index Fund and the Asset Director Funds will attempt not to invest in any non-U.S. corporation which could be treated as a passive Foreign investment company ("PFIC"), or become a PFIC, under the Code, it might inadvertently do so. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Index Fund and the Asset Director Funds do invest in PFIC, they may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Index Fund and the Asset Director Funds do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Index Fund's and the Asset Director Funds' shareholders. Therefore, the payment of this tax would reduce the International Index Fund's and the Asset Director Funds' economic return from their PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

         This discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.


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

                            SHARE PRICE CALCULATION

         Each Fund's net asset value per share is determined each day the New York Stock Exchange is open for trading as of 4:00 p.m., Eastern time. The net asset value of the International Index Fund is expressed in U.S. dollars by translating the Fund's assets using the bid price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds value their portfolio securities based on their market value. Each security held by the Funds which is listed on a securities exchange and for which market quotations are available is valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Investment Manager pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

                       HOW THE FUNDS REFLECT PERFORMANCE

                           STANDARDIZED TOTAL RETURN

         Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, the International Index Fund's total return was 1.5% and 7.9%, respectively. For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund's total return was 0.63%.

                          NONSTANDARDIZED TOTAL RETURN

         Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund may also report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.


                                     YIELD



         Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.



      COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDICES


         The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, United States government obligations, bank certificates of deposit, the consumer price index, and other investments for which reliable data is available.


The Asset Director Funds may also compare thei histocial performance figures to the performance of indices similar to their asset categories and sub-categories, such as those indices names in the Funds' Prospectus under "Market Performance."


                    THE BENEFITS OF INTERNATIONAL INVESTING

                    INCREASED DIVERSIFICATION CAN LOWER RISK

         To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio has historically reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

                     POTENTIALLY HIGHER OVERALL PERFORMANCE

         During the past 10 years ending December 31, 1994, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and U.S. Treasuries. The returns produced by the international markets have also kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

                          BROADER GROWTH OPPORTUNITIES

         Investors who limit their portfolios to U.S. securities are missing these investment opportunities. Ten years ago, the United States made up more than half of the world's equity investments. As of December 31, 1993, it represented just over one-third.

                      INDEXING AND THE SCHWAB INDEX FUNDS

         Because the unmanaged performance of a broad-based equity index has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

         An index typically tracks the performance of a group of securities selected to represent a particular market, and is most often used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and Standard & Poor's 500 Index(R) ("S&P 500") are two indices designed to measure the performance of United States stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

         The Funds performance data assume the reinvestment of dividends, but do not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses. In addition, various factors may cause the Funds' performance to be higher or lower than that of the Index.

                       THE SCHWAB INTERNATIONAL INDEX(TM)

         The Schwab International Index(TM) is a broad-based stock market index which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. To reduce undue risk, the Index represents equities only from countries that are considered to have developed markets and economies. By tracking the largest companies in developed markets, the Index represents the performance of the "blue chips" of international markets. The Index is also designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The Schwab International Index(TM) was first made available to the public on July 29, 1993.

                         THE SCHWAB SMALL-CAP INDEX(TM)

         To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS, and (3) its market value must place it among the second 1000 such companies as measured by market capitalization (i.e., from the company with a rank of 1001 through the company with a rank of 2000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

         A particular stock's weighting in the Schwab Small-Cap Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of the Schwab Small-Cap Index. The returns produced by the United States stock market during the 25 years ending December 31, 1990 have been exceeded by those of very few types of securities investments. Because the unmanaged performance of the U.S. stock market has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. From less than $9 billion in 1980, indexed institutional holdings have grown to over $280 billion, a figure equal to approximately one-quarter of all institutional assets. (Source: Callan Associates Survey, reported in Fall 1990 edition of The Journal of Portfolio Management).

         Historically a long-term investment in a group of common stocks representative of the stock market as a whole as well as a group of common stocks representative of small-cap stocks has significantly exceeded that of U.S. Treasury Bills, CDs, corporate bonds and inflation.

                ASSET ALLOCATION STRATEGIES USING SCHWABFUNDS(R)

         Shareholders of SchwabFunds may wish to invest in the SchwabFunds as part of their personal asset allocation plan. An asset allocation program is available through Schwab. This program may help shareholders select investments, including investments in SchwabFunds, that match their individual investment needs. The shareholders' personal investment plan is based on a number of factors including personal financial situation, time horizon, investment objectives and goals, and risk tolerance.

              ACCESS TO SCHWAB'S MUTUAL FUND ONESOURCE SERVICE(TM)

         With Schwab's Mutual Fund OneSource Service(TM) ("OneSource"), a shareholder can invest in over 200 mutual funds from many fund companies, subject to the following. If a shareholder makes five or more short-term redemptions of OneSource mutual funds (other than the SchwabFunds) within any 12-month period, a fee will be charged on all future trades. A short-term redemption in this context refers to the sale of mutual fund shares held for six months or less. Some mutual funds available through OneSource may charge fees permitted under Rule 12b-1 in excess of one quarter of one percent per year. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact their Schwab office during its regular business hours or 800-2 NO-LOAD, 24 hours a day.

         From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of



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

investment products that do not employ the Funds' policy of seeking to limit capital gains. The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy thereby facilitating their ability to participate in the long-term performance of the United States stock market.


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

                                SCHWABFUNDS(R).

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                             Schwab 1000 Fund(R)1
                     Schwab International Index Fund(TM)2
                       Schwab Small-Cap Index Fund(TM)2

                  Schwab Asset Director(R)-High Growth Fund3


                Schwab Asset Director(R)-Balanced Growth Fund3


              Schwab Asset Director(R)-Conservative Growth Fund3


                             FIXED INCOME FUNDS1
                 Schwab Short/Intermediate Government Bond Fund
                     Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                      Schwab Long-Term Tax-Free Bond Fund

           Schwab California Short/Intermediate Tax-Free Bond Fund4


               Schwab California Long-Term Tax-Free Bond Fund4


                             MONEY MARKET FUNDS4
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                        Schwab U.S. Treasury Money Fund
                     Schwab Value Advantage Money Fund(TM)
                   Schwab Tax-Exempt Money Fund--Sweep Shares

            Schwab Tax-Exempt Money Fund--Value Advantage Shares6


            Schwab California Tax-Exempt Money Fund--Sweep Shares4


     Schwab California Tax-Exempt Money Fund--Value Advantage Shares4,6


                      Schwab Retirement Money Fund(TM)7


                Schwab Institutional Advantage Money Fund(TM)7


             Schwab New York Tax-Exempt Money Fund--Sweep Shares8


      Schwab New York Tax-Exempt Money Fund--Value Advantage Shares6,8



 1 The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.


 2 The Schwab International Index Fund, the Schwab Small-Cap Index Fund and the Asset Director Funds are separate investment portfolios of the Trust.


 3 Through approximately November 17, these Funds will be offered through a special subscription period. This subscription period may be extended. See the Funds' Prospectus for details.


 4 Available only to California residents and residents of selected other states.


 5 All listed money market funds are separate investment portfolios of The Charles Schwab Family of Funds.


 6 As of June 30, 1995, the Schwab Tax-Exempt Money Fund--Value Advantage Shares, Schwab California Tax-Exempt Money Fund--Value Advantage Shares, and the Schwab New York Tax-Exempt Money Fund--Value Advantage Shares had not yet commenced operations.


 7       Designed for institutional investors only.


 8 Available only to New York residents and residents of selected other states.



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

                               OTHER INFORMATION

        From time to time, the International Index Fund and the Small-Cap Index Fund may compare the historical performance of the Schwab International Index(TM) and the Schwab Small-Cap Index(TM), respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

         Each Fund is managed to offset capital gains with capital losses in order to minimize that Fund's capital gains tax liability. This special feature can make a real difference in an investor's after-tax return, especially if the investor is in a high tax bracket. In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, the distribution of capital gains to shareholders, the Funds help to build the value of a shareholders shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

         Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

         From time to time, either Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of either Fund. In addition, such advertisements may include comparisons of each Fund's performance against that of investment products that do not employ each Fund's policy of seeking to limit capital gains.

                              GENERAL INFORMATION

         The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum, unless otherwise provided by the 1940 Act or other applicable law. Thus, even if less than a majority of shareholders were represented, a meeting of the Trust's shareholders could occur. Attending shareholders would in such case be permitted to take action not requiring the vote of more than a majority of a quorum. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust, and certain amendments of the Declaration of Trust, could not be decided at such a meeting, nor could matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities," as defined in the 1940 Act. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


                        PRINCIPAL HOLDERS OF SECURITIES



         As of September 25, Charles Schwab and Co., Inc., 101 Montgomer St., San Francisco, CA 94104 directly owned 100% of the outstanding shares of each of the Asset Director Funds.



     In addition, as of September 1, 1995, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding voting securities of the Small-Cap Index and International Index Funds.


                       PURCHASE AND REDEMPTION OF SHARES

         Each Fund's minimum initial investment requirement is $1,000 ($500 for Custodial Accounts, Individual Retirement Accounts and certain other retirement plans). Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by trustees, directors, officers or employees of the Trust, Schwab, the Investment Manager, or the Sub-Adviser.

         The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.

                               OTHER INFORMATION

         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                    Number              Value
                                                   of Shares            (000s)
                                                   ---------            ------
COMMON STOCK--97.2%
AUSTRALIA--2.6%
Australia & New Zealand
  Banking Group                                      49,700            $   144
BTR Nylex                                           116,332                207
Broken Hill Proprietary Co.                          70,134              1,075
CRA                                                  24,700                351
Coles Myer                                           50,456                157
Commonwealth Bank                                    37,577                208
National Australia Bank                              58,769                464
News Corp.                                           78,390                483
Western Mining Corp.                                 47,000                293
Westpac Banking Corp.                                79,986                268
                                                                       -------
                                                                         3,650
                                                                       -------

BELGIUM--0.6%
Electrabel                                            1,800                320
Electrabel, AFV1                                        300                 54
Petrofina SA                                          1,000                307
Societe Generale de Belgique                          2,640                184
                                                                       -------
                                                                           865
                                                                       -------

CANADA--3.1%
Alcan Aluminum                                        8,845                237
American Barrick
  Resources Corp.                                    14,800                353
BCE Inc.                                             13,564                474
Bank of Montreal                                      9,793                182
Bank of Nova Scotia                                   8,185                166
Canadian Imperial Bank
  of Commerce                                         8,161                193
Canadian Pacific Ltd.                                14,600                233
Imperial Oil                                          8,563                307
Newbridge Networks Corp.                              3,300                 92
Northern
Telecom                                              10,700                386
Nova Corp.                                           19,200                192
PanCanadian Petroleum                                 5,000                158
Placer Dome Inc.                                      9,200                199
Royal Bank of Canada                                 13,200                277
Seagram Co.                                          16,300                502
Thomson Corp.                                        23,700                285
Toronto-Dominion Bank                                11,600                176
                                                                       -------
                                                                         4,412
                                                                       -------

DENMARK--0.4%
D/S 1912 Series B                                        10                173
D/S Svendborg Series B                                    5                125
Tele Danmark AS Series B                              5,290                305
                                                                       -------
                                                                           603
                                                                       -------

FRANCE--7.4%
AXA Groupe SA                                        13,100                608
Alcatel Cable                                         1,723                201
Assurances Generales
  de France                                          15,800                646
Banque Nationale de Paris                            10,018                496
Canal Plus                                              819                135
Carrefour                                             1,100                485
Cie Financiere de
  Paribas (Bearer)                                    4,681                312
Cie Generale des Eaux                                 4,803                440
Compagnie de
  Saint-Gobain SA                                     3,273                415
Compagnie de Suez                                     6,400                306
Credit Lyonnais                                       1,800                163
Danone Groupe                                         3,000                423
GAN Group                                             1,900                105
L'Air Liquide                                         2,784                393
L'Air Liquide (Rights -
  exp. 11/04/94)*                                     2,384                 33
L'Oreal SA                                            2,650                576
LVMH Moet-Hennessy
  Louis Vuitton                                       7,100              1,145
Lafarge Coppee SA                                     3,500                278
Lyonnaise des
  Eaux-Dumez                                          2,430                221
Michelin Class B (Reg.)                               4,450                186
Peugeot Citroen                                       2,200                330
Rhone-Poulenc SA
  A Shares                                           13,500                333
Schneider SA                                          2,650                199
Societe Generale                                      3,473                392
Societe Nationale
  Elf Aquitaine                                      11,256                832
TOTAL Compagnie
  Francaise des Petroles
  Class B                                             9,300                603
Union des Assurances
  de Paris                                           12,650                334
                                                                       -------
                                                                        10,590
                                                                       -------

GERMANY--7.5%
BASF AG                                               2,500                529
Bankgesellschaft Berlin                               1,029                246
Bayer AG                                              2,866                671
Bayerische Hypotheken &
  Wechsel Bank                                          913                240
Bayerische Hypotheken &
  Wechsel Bank (New)*                                    91                 23
Bayerische Motoren Werke AG                             820                423
Bayerische Vereinsbank AG                               924                274
Commerzbank AG                                        1,345                283
Daimler-Benz AG                                       2,721              1,399
Deutsche Bank AG                                      2,016                994
Dresdner Bank AG                                      1,897                508
Hoechst AG                                            2,550                559
Mannesmann AG                                         1,561                417
Muenchener
  Rueckversicherung                                      11                 18
Muenchener
  Rueckversicherung (Reg.)                              311                573
Preussag AG                                             615                180
RWE AG                                                1,370                420
SAP AG                                                  242                156
Siemens AG                                            2,356                985
Thyssen AG                                            1,189                227
VEBA AG                                               2,018                676
VIAG AG                                                 873                275
Vereinigte Elektrizitat
  Westfalen Series B                                    807                203
Volkswagen AG                                         1,129                332
                                                                       -------
                                                                        10,611
                                                                       -------

HONG KONG--4.3%
CITIC Pacific                                        85,000                256
Cathay Pacific
Airways                                             118,000                175
China Light & Power                                  77,400                403
Hang Seng Bank                                       81,100                588
Henderson Land
  Development Co.                                    68,000                444
Hong Kong
Telecom                                             469,200              1,005
Hongkong Electric Holdings                           84,000                264


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Hongkong Land Holdings                              111,000               $284
Hutchison Whampoa                                   154,000                711
Jardine Matheson
  Holdings (Reg.)                                    29,811                248
New World
 Development Co.                                     69,709                222
Sun Hung Kai Properties                              86,500                660
Swire Pacific Class A                                68,000                519
Wharf Holdings                                       89,000                351
                                                                       -------
                                                                         6,130
                                                                       -------

ITALY--2.4%
Alleanza Assicurazioni                               22,500                235
Alleanza Assicurazioni
  (Non-Convertible)                                   3,750                 35
Assicurazioni Generali                               35,200                882
Banco di Roma SpA                                   141,900                151
Fiat Finance SpA                                     65,000                266
Fiat Finance SpA
  (Non-Convertible)                                  14,000                 32
First Bank San Paolo
  di Torino                                          27,700                165
IMI                                                  24,800                162
INA*                                                161,000                233
RAS Assicurazioni                                     6,310                 79
RAS Assicurazioni
  (Non-Convertible)                                   2,790                 19
STET                                                137,000                414
STET (Non-Convertible)                               66,000                163
Telecom Italia                                      200,000                549
Telecom Italia
  (Non-Convertible)                                  42,000                 93
                                                                       -------
                                                                         3,478
                                                                       -------


JAPAN--32.7%
Ajinomoto Co., Inc.                                  11,000                151
All Nippon Airways Co.                               28,000                332
Asahi Bank                                           45,000                497
Asahi Breweries                                       8,000                 88
Asahi Chemical
  Industry Co.                                       28,000                227
Asahi Glass Co.                                      21,000                271
Ashikaga Bank                                         8,000                 59
Bank of Fukuoka                                      11,000                103
Bank of Tokyo                                        39,000                600
Bank of Yokohama                                     20,000                184
Bridgestone Corp.                                    15,000                248
Canon Inc.                                           16,000                297
Chiba Bank                                           13,000                123
Chubu Electric Power Co.                             14,300                366
Chugoku Electric
  Power Co., Inc.                                     5,900                147
Cosmo Oil Co.                                        11,000                 88
Dai Nippon Printing Co.                              15,000                279
Dai-Ichi Kangyo Bank                                 54,000                987
Daiei Inc.                                           14,000                210
Daiichi Pharmaceutical Co.                            5,000                 76
Daiwa Bank                                           29,000                305
Daiwa House Industry Co.                              9,000                125
Daiwa Securities Co.                                 26,000                378
East Japan Railway Co.                                  100                499
Ebara Corp.                                           5,000                 91
Eisai Co.                                             5,000                 86
FamilyMart Co.                                        1,000                 65
Fanuc                                                 5,000                243
Fuji Bank                                            50,000              1,110
Fuji Photo Film Co.                                   9,000                215
Fujitsu Ltd.                                         35,000                401
Furukawa Electric Co.                                13,000                 90
Gunma Bank                                           10,000                114
Hachijuni Bank                                       10,000                126
Hankyu Corp.                                         17,000                103
Hanwa Co.                                             5,000                 20
Hiroshima Bank                                       13,000                 83
Hitachi Ltd.                                         57,000                594
Hitachi Zosen                                        19,000                111
Hokkaido Electric Power Co.                           4,000                100
Hokkaido Takushoku Bank                              12,000                 58
Hokuriku Bank                                        13,000                 98
Hokuriku Electric Power Co.                           4,000                 99
Honda Motor Co.                                      18,000                314
Industrial Bank of Japan                             46,000              1,425
Ishikawajima-Harima
  Heavy Industries                                   25,000                120
Isuzu Motors                                         20,000                107
Ito-Yokado Co.                                        8,000                437
Itochu Corp.                                         28,000                218
Japan Airlines Co.                                   35,000                271
Japan Energy Co.                                     21,000                 93
Joyo Bank                                            14,000                123
Jusco Co.                                             6,000                135
Kajima Corp.                                         16,000                152
Kandenko Co.                                          5,000                 91
Kansai Electric Power Co.                            18,800                474
Kao Corp.                                            12,000                142
Kawasaki Heavy Industries                            25,000                123
Kawasaki Steel Co.                                   52,000                244
Keio Teito Railway Co.                                8,000                 46
Kinden Co.                                            3,000                 49
Kinki Nippon Railway Co.                             31,000                268
Kirin Brewery Co.                                    19,000                228
Kobe Steel                                           48,000                166
Kokusai Denki                                         1,100                113
Komatsu Ltd.                                         18,000                171
Kubota Co.                                           23,000                177
Kyocera Corp.                                         4,000                305
Kyowa Hakko Kogyo                                     6,000                 61
Kyushu Electric Power Co.                             8,500                214
Kyushu Matsushita
  Electric Co.                                        3,000                 76
Long-Term Credit Bank
  of Japan                                           42,000                503
Marubeni Corp.                                       27,000                156
Marui Co.                                             7,000                128
Matsushita Communication
  Industrial                                          4,000                111
Matsushita Electric
  Industrial Co.                                     41,000                681
Matsushita Electric Works                            12,000                133
Matsushita-Kotokuki
  Electronics                                         3,000                 85
Mazda Motor Corp.                                    21,000                125
Mitsubishi Bank                                      51,000              1,279
Mitsubishi Chemical Corp.                            28,000                165
Mitsubishi Corp.                                     30,000                409
Mitsubishi Electric Corp.                            39,000                292
Mitsubishi Estate Co.                                25,000                294
Mitsubishi Heavy Industries                          59,000                481
Mitsubishi Materials Co.                             21,000                119
Mitsubishi Motors Co.                                17,000                159
Mitsubishi Oil Co.                                    8,000                 87


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994


                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Mitsubishi Trust &
  Banking Corp.                                      25,000            $   387
Mitsui & Co.                                         30,000                269
Mitsui Fudosan Co.                                   16,000                180
Mitsui Marine & Fire
  Insurance Co.                                      14,000                106
Mitsui O.S.K. Lines                                  14,000                 61
Mitsui Trust & Banking Co.                           22,000                254
Mitsukoshi                                            6,000                 62
Murata Manufacturing Co.                              4,400                180
NEC Corp.                                            28,000                358
NGK Insulators                                        5,000                 53
NKK Corp.                                            57,000                176
Nagoya Railroad Co.                                  10,000                 52
New Oji Paper Co.                                    12,000                134
Nichii Co.                                            4,000                 56
Nikko Securities Co.                                 29,000                341
Nintendo Co.                                          3,000                168
Nippon Credit Bank                                   34,000                226
Nippon Express Co.                                   21,000                228
Nippon Fire & Marine
  Insurance Co.                                       7,000                 52
Nippon Oil Co.                                       21,000                152
Nippon Paper
  Industries Co.                                     39,000                308
Nippon Steel Corp.                                  121,000                500
Nippon Telegraph &
  Telephone Corp.                                       303              2,831
Nippon Yusen                                         21,000                143

Nippondenso Co.                                      15,000                321
Nissan Motor Co.                                     49,000                418
Nisshin Steel Co.                                    20,000                105
Nomura Securities Co.                                38,000                796
Obayashi Corp.                                       10,000                 71
Odakyu Electric
  Railway Co.                                        14,000                103
Oki Electric Industry Co.                            12,000                 96
Ono Pharmaceutical Co.                                2,000                 94
Osaka Gas Co.                                        45,000                193
Pioneer Electronic Co.                                4,000                104
Ricoh Co.                                            13,000                130
Sakura Bank                                          58,000                796
Sankyo Co.                                            7,000                182
Sanwa Bank                                           50,000              1,048
Sanyo Electric Co.                                   33,000                199
Secom Co.                                             2,000                134
Sega Enterprises                                      2,000                104
Seibu Railway Co.                                    11,000                477
Sekisui Chemical Co.                                 11,000                113
Sekisui House                                        11,000                125
Seven-Eleven Japan Co.                                7,000                574
Sharp Co.                                            22,000                411
Shikoku Electric Power Co.                            4,800                118
Shimizu Corp.                                        14,000                145
Shin-Etsu Chemical Co.                                6,000                128
Shiseido Co.                                          8,000                 97
Shizuoka Bank                                        16,000                218
Showa Shell Sekiyu                                    7,000                 93
Sony Corp.                                            7,000                427
Sony Music Entertainment
  (Japan)                                             2,100                119
Sumitomo Bank                                        56,000              1,052
Sumitomo Chemical Co.                                29,000                171
Sumitomo Corp.                                       21,000                217
Sumitomo Electric Industries                         12,000                180
Sumitomo Marine & Fire
  Insurance Co.                                      13,000                118
Sumitomo Metal Industries                            51,000                193
Sumitomo Metal Mining Co.                            11,000                109
Sumitomo Trust &
  Banking Co.                                        22,000                320
Suzuki Motor Co.                                     10,000                127
TDK                                                   3,000                147
Taisei Corp.                                         19,000                127
Taisho Pharmaceutical Co.                             6,000                110
Takeda Chemical Industries                           17,000                211
Teijin Ltd.                                          19,000                113
Tobu Railway Co.                                     16,000                102
Tohoku Electric Power Co.                             8,900                228
Tokai Bank                                           39,000                483
Tokio Marine & Fire
  Insurance Co.                                      30,000                356
Tokyo Electric Power Co.                             26,000                762
Tokyo Electron                                        3,000                100
Tokyo Gas Co.                                        50,000                236
Tokyo Steel Manufacturing                             2,000                 50
Tokyu Corp.                                          18,000                126
Tonen                                                13,000                207
Toppan Printing Co.                                  12,000                177
Toray Industries                                     24,000                190
Toshiba Corp.                                        56,000                442
Tostem Corp.                                          4,000                114
Toto                                                  6,000                 94
Toyo Seikan                                           4,000                134
Toyo Trust & Banking Co.                             13,000                152
Toyoda Automatic Loom                                 4,000                 84
Toyota Motor Corp.                                   66,000              1,458
Yamaichi Securities Co.                              20,000                159
Yamanouchi
  Pharmaceutical Co.                                  6,000                118
Yamazaki Baking Co.                                   5,000                104
Yasuda Fire & Marine
  Insurance Co.                                      15,000                110
Yasuda Trust & Banking Co.                           18,000                160
                                                                       -------
                                                                        46,554
                                                                       -------

NETHERLANDS--5.1%
ABN-Amro Holding NV                                  12,240                435
AEGON NV                                              4,400                272
Akzo Nobel NV                                         3,000                379
Elsevier NV                                          29,000                296
Heineken NV                                           1,600                234
Internationale
  Nederlanden Groep                                  11,582                542
Koninklijke PTT Nederland                            19,700                628
Philips Electronics NV                               13,300                441
PolyGram NV                                           7,900                352
Royal Dutch Petroleum Co.
  (Bearer)                                           23,200              2,702
Unilever NV                                           6,700                798
Wolters Kluwer CVA                                    2,700                195
                                                                       -------
                                                                         7,274
                                                                       -------

SINGAPORE--1.8%
OCBC Bank                                            35,833                386
Singapore Airlines                                   52,000                499
Singapore Telecom                                   640,000              1,395
United Overseas Bank                                 30,000                329
                                                                       -------
                                                                         2,609
                                                                       -------


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
SPAIN--1.7%
Argentaria                                            5,700               $220
Banco Central SA (Reg.)                               5,500                132
Banco de Bilbao Vizcaya
  SA (Reg.)                                           7,400                194
Banco de Santander                                    1,200                 48
Banco de Santander
  SA (Reg.)                                           5,600                228
Empresa Nacional
  de Electricidad                                    10,000                458
Iberdrola SA                                         39,600                261
Repsol, SA                                           12,800                409
Telefonica de Espana, SA                             35,800                484
                                                                       -------
                                                                         2,434
                                                                       -------

SWEDEN--1.6%
ASEA AB Series A
  Free shares                                         2,100                153
ASEA AB Series B
  Free shares                                           800                 58
Astra AB Series A
  Free shares                                        19,400                524
Astra AB Series B
  Free shares                                         3,400                 91
BCP Branded Consumer
  Products Series A
  Free shares                                         5,300                 57
BCP Branded Consumer
Products Series B
  Free shares                                         2,800                 31
L.M. Ericsson Series B
  Free shares                                         9,300                565
Pharmacia AB Series A
  Free shares                                         5,300                100
Pharmacia AB Series B
  Free shares                                         2,800                 52
Sandvik AB Series A
  Free shares                                         8,600                146
Volvo AB Series A
  Free shares                                         5,000                 98
Volvo AB Series B
  Free shares                                        20,700                408
                                                                       -------
                                                                         2,283
                                                                       -------

SWITZERLAND--5.8%
BBC Brown
Boveri                                                  331                284
BBC Brown Boveri (Reg.)                                 189                 31
CS Holding (Bearer)                                   1,014                444
CS Holding (Reg.)                                     1,745                148
Ciba-Geigy AG (Bearer)                                  170                100
Ciba-Geigy AG (Reg.)                                  1,080                630
Cie Financiere Richemont
  Series A (Bearer)                                     232                228
Nestle SA (Reg.)                                      1,669              1,562
Roche Holding AG                                        295              1,313
Roche Holding AG (Bearer)                                70                631
SMH AG (Bearer)                                         156                 87
SMH AG (Reg.)                                           682                 90
Sandoz AG (Bearer)                                       91                 48
Sandoz AG (Reg.)                                      1,673                835
Schweiz Bankgesellschaft
  (Bearer)                                              886                831
Schweiz Bankgesellschaft
  (Reg.)                                                950                202
Schweiz Bankverein (Bearer)                             940                271
Schweiz Bankverein (Reg.)                             1,030                142
Zurich Versicherung (Bearer)                            150                137
Zurich Versicherung (Reg.)                              206                189
                                                                       -------
                                                                         8,203
                                                                       -------

UNITED KINGDOM--20.2%
Abbey National                                       56,600                385
Allied-Lyons PLC                                     43,900                429
Argyll Group PLC                                     44,593                190
BAA PLC                                              42,200                355
BAT Industries PLC                                  127,800                916
BOC Group                                            18,525                204
BTR PLC                                             148,712                746
Barclays PLC                                         70,097                667
Bass PLC                                             37,200                338
Boots Co. PLC                                        42,448                368
British Airways PLC                                  40,000                230
British Gas PLC                                     181,600                870
British Petroleum PLC                               236,575              1,683
British Steel                                        80,800                212
Cable & Wireless PLC                                146,900              1,009
Cadbury Schweppes PLC                                33,655                239
Commercial Union                                     23,500                211
General Accident                                     17,300                166
General Electric Co. PLC                            115,800                523
Glaxo Holdings PLC                                  133,126              1,303
Grand Metropolitan PLC                               92,103                625
Great Universal Stores                               43,000                394
Guinness PLC                                         84,200                643
HSBC Holdings PLC                                    36,191                430
HSBC Holdings PLC
  (Hong Kong)                                        66,146                788
Hanson PLC                                          206,153                779
Imperial Chemical
  Industries PLC                                     29,100                380
Inchcape                                             21,300                152
J. Sainsbury PLC                                     74,732                488
Kingfisher                                           28,500                221
Lloyds Abbey Life                                    26,700                153
Lloyds Bank                                          56,554                530
Marks & Spencer PLC                                 117,900                801
National Power                                       52,800                428
National Westminster
  Bank PLC                                           73,299                603
New Rothmans (units)                                 62,400                428
Pearson PLC                                          21,837                226
Peninsular & Oriental
  Steam Navigation                                   25,546                266
Powergen PLC                                         33,400                310
Prudential Corp.                                     82,019                428
RTZ Corp. PLC (Reg.)                                 44,900                631
Rank Organisation PLC                                35,800                237
Redland                                              21,300                162
Reed International PLC                               23,400                288
Reuters Holdings PLC                                 86,500                679
Royal Bank of
  Scotland Group                                     30,100                216
Scot & Newcastle                                     20,100                170
Scottish Power                                       31,400                185
Shell Transport &
  Trading Co. (Reg.)                                143,700              1,723
SmithKline Beecham PLC
  Series A                                           56,063                373
SmithKline Beecham units                             54,100                329
Standard Chartered PLC                                9,900                 48


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Sun Alliance Group                                   31,988               $172
TSB Group PLC                                        68,100                253
Tesco                                                83,900                322
Thorn-EMI PLC                                        17,500                278
Tomkins                                              46,100                159
Unilever PLC                                         34,600                644
Vendome (units)                                      29,850                253
Vodafone Group PLC                                  124,968                433
Waste Management
  International*                                     16,000                133
Wellcome PLC                                         34,900                367
Zeneca Group                                         38,900                547
                                                                      --------
                                                                        28,719
                                                                      --------

TOTAL COMMON STOCK
  (Cost $128,564)                                                      138,415
                                                                      --------

PREFERRED STOCK--0.4%
GERMANY--0.4%
Henkel KGaA                                             542                213
RWE AG (Non Voting)                                     700                172
SAP AG (Non Voting)                                     161                 93
Volkswagen AG (Non Voting)                              201                 47
                                                                      --------
                                                                           525
                                                                      --------

ITALY--0.0%
Fiat Finance SpA                                     18,300                 44
                                                                      --------

TOTAL PREFERRED STOCK
  (Cost $511)                                                              569
                                                                      --------

WARRANTS--0.0%
SWITZERLAND--0.0%
CS Holding expire 12/16/94*                           2,759                 11
                                                                      --------

UNITED KINGDOM--0.0%
BTR Nylex expire 11/26/98*                            4,019                  3
                                                                      --------

TOTAL WARRANTS
  (Cost $16)                                                                14
                                                                      --------


                                                   Maturity           Value
                                                    (000)s            (000s)
                                                   --------           ------
REPURCHASE AGREEMENT--1.1%
UNITED STATES--1.1%
State Street Bank & Trust 4.25%
  Dated 10/31/94
  Due 11/01/94
  Collateralized By:
  U.S. Treasury Bill
  $1,550,000 Par;
  Due 4/30/95                                        $1,478           $  1,478
                                                                      --------

TOTAL REPURCHASE AGREEMENT
  (Cost $1,478)                                                          1,478
                                                                      --------

TOTAL INVESTMENTS -- 98.7%
  (Cost $130,569)                                                      140,476
                                                                      --------

OTHER ASSETS AND LIABILITIES -- 1.3%
  Other Assets                                                           4,564
  Liabilities                                                           (2,685)
                                                                      --------
                                                                         1,879
                                                                      --------

NET ASSETS -- 100.0%
Applicable to 13,066,324
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)                                       $142,355
                                                                      ========

NET ASSET VALUE PER SHARE                                               $10.89
                                                                        ======


------------------
*Non-Income Producing Security


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1994
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax withheld of $350)                             $2,394
  Interest                                                                       125
                                                                              ------
    Total investment income                                                    2,519
                                                                              ------
Expenses:
  Investment advisory and administration fee                                     862
  Transfer agency and shareholder service fees                                   308
  Custodian fees                                                                 196
  Registration fees                                                               43
  Professional fees                                                               45
  Shareholder reports                                                             72
  Trustees' fees                                                                  50
  Amortization of deferred organization costs                                     24
  Insurance and other expenses                                                     6
                                                                              ------
                                                                               1,606
Less expenses reduced                                                           (499)
                                                                              ------
    Total expenses incurred by Fund                                            1,107
                                                                              ------
Net investment income                                                          1,412
                                                                              ------

Net realized gain (loss) on investments and foreign currency transactions:
  Proceeds from sales of investments                                           7,690
  Cost of investments sold                                                    (8,384)
                                                                              ------
Net realized loss on investments from changes in market value                   (694)
Net realized gain on investments from changes in foreign
     exchange rates                                                               99
                                                                              ------
     Net realized loss on investments sold                                      (595)
     Net realized gain on foreign currency transactions                           15
                                                                              ------
       Net realized loss on investments sold and foreign
         currency transactions                                                  (580)
                                                                              ------
Change in net unrealized gain (loss) on investments and foreign currency translation:
  Changes in market value:
    Beginning of period unrealized gain                                        4,200
    End of period unrealized gain                                                413
                                                                              ------
      Decrease in net unrealized gain in market value                         (3,787)
                                                                              ------
  Changes in foreign exchange rates:
    Beginning of period unrealized loss                                       (3,131)
    End of period unrealized gain                                              9,494
                                                                              ------
     Increase in net unrealized gain in foreign exchange rates                12,625
                                                                              ------
       Net increase in unrealized gain on investments from
         changes in market value and foreign exchange rates                    8,838
       Net increase in unrealized gain on translating assets and
         liabilities into the reporting currency                                  51
                                                                              ------
         Net increase in unrealized gain on investments and
           foreign currency translation                                        8,889
                                                                              ------
Net gain on investments                                                        8,309
                                                                              ------
Net increase in net assets resulting from operations                          $9,721
                                                                              ======


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               7
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

--------------------------------------------------------------------------------

                                                                                   For the period
                                                                                  September 9, 1993
                                                                For the             (commencement
                                                              year ended          of operations) to
                                                              October 31,            October 31,
                                                                 1994                   1993
                                                             ------------         -----------------
Operations:
  Net investment income                                      $  1,412                $    301
  Net realized gain (loss) on investments sold
    and foreign currency transactions                            (580)                    188
  Net increase in unrealized gain on investments
    and foreign currency translation                            8,889                   1,053
                                                             --------                --------
  Net increase in net assets resulting from
    operations                                                  9,721                   1,542
                                                             --------                --------

Distributions to Shareholders From:
  Net investment income                                          (433)                     --
  Capital gains                                                  (188)                     --
                                                             --------                --------
  Total distributions to shareholders                            (621)                     --
                                                             --------                --------

Capital Share Transactions:
  Proceeds from shares sold                                    61,237                 106,336
  Net asset value of shares issued in
    reinvestment of distributions                                 560                      --
  Early withdrawal fees                                           129                      --
  Less payments for shares redeemed                           (34,756)                 (1,793)
                                                             --------                --------
  Increase in net assets from capital share
    transactions                                               27,170                 104,543
                                                             --------                --------

Total increase in net assets                                   36,270                 106,085

  Net Assets:
    Beginning of period                                       106,085                      --
                                                             --------                --------
    End of period (including undistributed net invest-
      ment income of $1,280 and $301, respectively)          $142,355                $106,085
                                                             ========                ========

Number of Fund Shares:
  Sold                                                          5,947                  10,637
  Reinvested                                                       56                      --
  Redeemed                                                     (3,392)                   (182)
                                                             --------                --------
  Net increase in shares outstanding                            2,611                  10,455
Shares Outstanding:
  Beginning of period                                          10,455                      --
                                                             --------                --------
  End of period                                                13,066                  10,455
                                                             ========                ========


                See accompanying Notes to Financial Statements.

SCHWABFUNDS(R)                                                               8
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(TM). The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(TM), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets (excluding the United States and South Africa).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's sub-advisor pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the

SCHWABFUNDS(R)                                                               9
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates (see
Note 9).

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1994, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $9,907,000, of which $13,741,000 related to appreciated securities and $3,834,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .70% of the first $300 million of average daily net assets and .60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $862,000 during the year ended October 31, 1994, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") to perform day-to-day portfolio management for the Fund. Dimensional does not receive compensation directly from the Fund. However, the Investment Manager pays Dimensional an annual fee, payable monthly, of .15% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1994, the Fund incurred transfer agency and shareholder service fees of $308,000, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager, Schwab or Dimensional. During the year ended October 31, 1994, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $50,000 related to the Trust's unaffiliated trustees.

SCHWABFUNDS(R)                                                              10
--------------------------------------------------------------------------------

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1994, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. During the year ended October 31, 1994, the total of such fees reduced by the Investment Manager was $388,000 and the total of such fees reduced by Schwab was $111,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $36,420,000 and $7,690,000, respectively, during the year ended October 31, 1994.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1994, total early withdrawal fees retained by the Fund amounted to $129,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1994, net assets consisted of:

Capital paid in                                                $131,687,000
Accumulated undistributed net investment income                   1,306,000
Accumulated net realized loss on investments sold
  and foreign currency transactions                                (580,000)
Net unrealized gain on investments                                9,907,000
Net unrealized gain on translating assets and liabilities
  into the reporting currency                                        35,000
                                                               ------------
          Total                                                $142,355,000
                                                               ============

The Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result of adoption, certain reclassifications to increase undistributed net investment income and decrease capital paid in by $26,000 have occurred. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1994, the Fund's Statement of Net Assets included liabilities of $896,000 for securities purchased, $280,000 for Fund shares redeemed, $52,000 for investment advisory and administration fee payable and $25,000 for transfer agency and shareholder service fees payable.

SCHWABFUNDS(R)                                                              11
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

9. COMMITMENTS

At October 31, 1994, the Fund had an open Forward contract which obligated the Fund to deliver foreign currency in exchange for U.S. dollars at a specified future date as follows:

                  Contract     In Exchange      Settlement                    Unrealized
  Currency         Amount          For             Date           Value          Loss
  --------        --------     -----------      ----------        -----       ----------
British pound     770,000      $1,257,872        11/4/94       $1,259,405      $1,533

10. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:


                                                                               For the period
                                                                             September 9, 1993
                                                           For the            (commencement of
                                                          year ended           operations) to
                                                       October 31, 1994       October 31, 1993
                                                       ----------------      -----------------
Net asset value at beginning of period                     $  10.15               $  10.00
Income from Investment Operations
  Net investment income                                         .11                    .03
  Net realized and unrealized gain on investments
    and foreign currency transactions                           .69                    .12
                                                           --------               --------
  Total from investment operations                              .80                    .15
Less Distributions
  Dividends from net investment income                         (.04)                    --
  Distributions from net realized gain
    on investments                                             (.02)                    --
                                                           --------               --------
  Total distributions                                          (.06)                    --
                                                           --------               --------
Net asset value at end of period                           $  10.89               $  10.15
                                                           ========               ========
Total return (%)                                                7.9                    1.5
Ratios/Supplemental Data
  Net assets, end of period (000s)                         $142,355               $106,085
  Ratio of expenses to average net
    assets (%)                                                  .90                   .60*
  Ratio of net investment income to
    average net assets (%)                                     1.14                  2.15*
  Portfolio turnover rate (%)                                     6                      2

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1994 and 1993, would have been 1.30% and 2.10%*, respectively, and the ratio of net investment income to average net assets would have been .74% and .65%*, respectively.

SchwabFunds(R)                                                              12
--------------------------------------------------------------------------------


To the Board of Trustees
and Shareholders of the Schwab International Index Fund(TM)


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1994, the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1994 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
San Francisco, California
November 30, 1994

SchwabFunds(R)                                                                1
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
COMMON STOCK--96.0%
A.L. Laboratories, Inc.
  Class A                                          2,300                $41,113
AAR Corp.                                          2,600                 32,175
ABM Industries, Inc.                               1,800                 37,800
ABT Building Products Corp.*                       1,900                 29,450
ACX Technologies, Inc.*                            2,300                 80,788
ADAC Laboratories                                  3,000                 25,500
AGCO Corp.                                         2,500                137,500
AMC Entertainment Inc.*                              500                  5,750
AMCORE Financial, Inc.                             1,500                 28,688
AMETEK, Inc.                                       6,500                117,813
APS Holding Corp. Class A*                         2,100                 61,163
AST Research, Inc.*                               10,400                131,950
Acclaim Entertainment, Inc.                        6,800                118,575
Acordia, Inc.                                      2,500                 70,625
Acuson Corp.*                                      4,900                 90,038
Acxiom Corp.*                                      1,600                 47,400
Addington Resources, Inc.*                         3,100                 32,550
Adelphia Communications
  Corp. Class A*                                   2,000                 24,500
Adesa Corp.*                                       1,800                 24,300
Adia Personnel Services, Inc.                      1,000                 36,000
Adobe Systems Inc.                                 1,600                 57,900
Advanced Technology
  Laboratories, Inc.*                              2,200                 35,750
Advanced Tissue
  Sciences, Inc.*                                  5,000                 37,500
ADVO, Inc.                                         3,300                 58,575
Air & Water Technologies
  Corp. Class A*                                   9,500                 66,500
Air Express
 International Corp.                               2,200                 61,600
Airborne Freight Corp.                             1,700                 32,513
Airgas, Inc.                                       2,700                 78,300
Alaska Air Group, Inc.*                            2,100                 36,750
ALBANK Financial Corp.                             2,200                 48,813
Albany International Corp.
  Class A                                          3,800                 75,050
Alberto-Culver Co. Class A                         1,800                 42,525
Alberto-Culver Co. Class B
  (Convertible)                                    2,100                 53,288
Aldila, Inc.                                       3,900                 50,213
Alex. Brown Inc.                                   2,400                 66,300
Alfa Farmers
  Federation Corp.                                 6,900                 75,900
Allen Group Inc.                                   3,700                 89,725
Alliance Pharmaceutical Corp.*                     3,600                 27,675
Alliant Techsystems Inc.*                          1,700                 58,438
Allied Group, Inc.                                 1,500                 43,313
Allwaste, Inc.*                                    5,600                 35,700
Alpha-Beta Technology, Inc.*                         400                  3,750
Altera Corp.*                                      3,400                134,088
Amax Gold Inc.                                    14,500                 97,875
Amcast Industrial Corp.                            1,500                 30,188
America Online, Inc.                               1,300                 92,300
American Annuity Group, Inc.                       7,500                 71,250
American Bankers
  Insurance Group, Inc.                            3,400                 67,575
American Business
  Information, Inc.*                               5,100                 89,250
American Business
  Products, Inc.                                   1,300                 28,925
American Classic Voyages                           1,900                 32,775
American Colloid Co.                               3,400                 53,550
American Freightways Corp.                         1,600                 33,800
American Heritage Life
  Investment Corp.                                 5,200                 91,650
American Income
  Holding Inc.                                     2,500                 87,344
American Maize-Products Co.                        1,000                 22,625
American Management
  Systems, Inc.                                    4,500                 71,156
American Medical
  Response, Inc.*                                  2,600                 70,525
American President
  Companies, Ltd.                                  4,600                111,550
American Savings Bank of
  Florida (New)*                                   4,800                 96,300
Americredit Corp.*                                 5,300                 35,113
Ameridata Technologies Inc.*                       2,600                 34,775
Amphenol Corp. Class A*                            3,100                 67,813
Amsco International, Inc.*                        10,700                102,988
Amtech Corp.                                       2,300                 23,000
Analogic Corp.*                                    2,100                 36,750
Anchor Bancorp, Inc.*                              3,800                 56,525
Andrew Corp.                                         950                 49,519
Angelica Corp.                                     1,100                 29,150
AnnTaylor Stores Corp.*                              700                 29,050
Antec Corp.*                                       3,800                107,350
Anthem Electronics, Inc.*                          2,300                 75,613
Anthony Industries, Inc.                           2,400                 41,100
Apogee Enterprises, Inc.                           2,300                 41,113
Apple South, Inc.                                  4,650                 74,981
Applebee's International, Inc.                     3,300                 60,638
Applied Magnetics Corp.*                           2,600                  9,425
Applied Power Inc. Class A                         1,500                 36,938
Aptargroup, Inc.                                   2,700                 73,575
Aquarion Co.                                         900                 21,150
Aquila Gas Pipeline Corp.                          4,800                 36,600
Arbor Drugs, Inc.                                  2,800                 59,150
Arctco, Inc.                                       4,650                 95,325
Argosy Gaming Corp.*                               3,900                 67,275
Arkansas Best Corp.                                4,100                 53,044
Armco Inc.*                                       17,000                121,125
Armor All Products Corp.                           3,600                 80,100
Arnold Industries Inc.                             4,300                 99,438
Arrow International, Inc.                          4,100                114,288
Arthur J. Gallagher & Co.                          2,300                 75,325
Artisoft, Inc.*                                    2,000                 19,500
Arvin Industries, Inc.                             3,700                 90,188
Ashland Coal, Inc.                                 2,500                 76,250
Aspect
  Telecommunications Corp.*                        1,800                 62,100
Associated Banc-Corp                               2,200                 74,250
Associated Natural
  Gas Corp.                                        2,000                 76,250
Atari Corp.*                                      18,600                125,550
Atmos Energy Corp.                                 2,400                 39,300
Au Bon Pain Co., Inc.
  Class A*                                         1,700                 33,575
Augat Inc.                                         3,500                 69,563
Aura Systems, Inc.*                                5,700                 26,363
Authentic Fitness Corp.                            5,500                 83,188
AutoFinance Group, Inc.*                           3,100                 31,388
Automotive Industries
  Holding, Inc.*                                   2,800                 68,600
Autotote Corp. Class A                             5,000                 87,500

                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Avatar Holdings, Inc.*                             1,500                $52,688
Aviall, Inc.                                       7,275                 72,750
Avid Technology, Inc.*                             1,700                 64,175
Aztar Corp.*                                       7,400                 44,400
BWIP Holding, Inc. Class A                         4,100                 72,775
BET Holdings, Inc. Class A*                        1,500                 24,750
BISYS Group, Inc.*                                 2,600                 57,200
BJ Services Co.*                                   2,700                 55,013
BMC West Corp.                                     1,400                 23,800
Baldor Electric Co.                                2,860                 74,360
Baldwin & Lyons, Inc.
  Class A                                            100                  1,550
Baldwin & Lyons, Inc.
  Class B                                          1,800                 27,000
Ballard Medical Products                           9,900                 96,525
Bally Entertainment Corp.*                         7,600                 53,200
Baltimore Bancorp                                  2,800                 57,050
BancTec, Inc.*                                     1,800                 36,000
Bancorpsouth, Inc.                                 1,300                 41,600
Bank of Montreal                                   1,180                 21,919
Bankers Corp.                                        240                  3,465
Banyan Systems, Inc.*                              2,800                 49,000
Barefoot Inc.                                      2,800                 39,550
Barnes Group Inc.                                    700                 26,250
Barr Laboratories, Inc.*                           1,000                 25,250
Barrett Resources Corp.*                           1,900                 37,288
Bassett Furniture
  Industries, Inc.                                 2,500                 67,500
Bay State Gas Co.                                  2,100                 50,925
Bay View Capital Corp.                             1,200                 27,000
Bearings, Inc.                                       900                 29,363
Belden Inc.                                        2,800                 56,000
Bell Bancorp, Inc.                                 1,800                 47,250
Bell Sports Corp.*                                 1,300                 27,300
Benton Oil & Gas Co.*                              4,500                 35,156
Bergen Brunswig Corp.
  Class A                                          6,175                101,888
Berkley (W.R.) Corp.                                 600                 21,525
Berry Petroleum Co. Class A                        2,900                 27,550
Best Power Technology, Inc.*                       1,100                 15,538
Big B, Inc.                                        2,900                 35,525
Bio-Technology
  General Corp.*                                   3,800                  7,363
Biocraft Laboratories, Inc.                        1,700                 30,388
Birmingham Steel Corp.                             1,500                 38,813
Black Box Corp.                                    3,000                 42,000
Black Hills Corp.                                  2,300                 47,150
Blair Corp.                                        1,400                 58,800
Blanch (E.W.) Holdings, Inc.                       2,200                 44,825
Block Drug Co., Inc. Class A                       1,900                 67,450
Blount, Inc. Class A                               1,300                 55,413
Blount, Inc. Class B                                 500                 21,750
Bolt Beranek and
  Newman Inc.*                                     2,200                 39,050
Bombay Company, Inc.                               5,950                 71,400
Books-A-Million, Inc.                              3,000                 42,563
Borg-Warner
  Security Corp.*                                  3,400                 35,275
Borland International, Inc.*                       9,300                 99,975
Boston Bancorp                                     1,000                 30,750
Boston Technology, Inc.*                           8,400                138,600
Bowne & Co., Inc.                                  2,800                 44,800
Box Energy Corp. Class A*                            500                  6,000
Box Energy Corp. Class B
  (Non Voting)*                                    3,000                 27,000
Breed Technologies, Inc.                           1,100                 38,913
BroadBand
  Technologies, Inc.*                              1,900                 49,400
Broadway Stores Inc.*                              8,500                 95,625
Broderbund Software, Inc.                          1,400                 89,950
Brown (Tom), Inc.*                                 3,000                 38,250
Brown Group, Inc.                                    500                 16,938
Bruno's, Inc.                                     14,200                135,788
Brush Wellman Inc.                                 2,700                 45,225
Buffets, Inc.                                      5,000                 51,563
Bush Industries, Inc.                                800                 20,900
C-TEC Corp.*                                       1,300                 35,750
CCB Financial Corp.                                1,500                 60,750
CCP Insurance, Inc.                                5,400                 83,700
CDI Corp.*                                         3,400                 57,800
CILCORP Inc.                                       2,400                 73,200
CKE Restaurants Inc.                               2,600                 21,450
CLARCOR Inc.                                       2,400                 48,300
CMAC Investment Corp.                              2,100                 57,750
CML Group, Inc.                                    8,250                 81,469
CNB Bancshares, Inc.                               2,200                 75,625
COR Therapeutics, Inc.*                            4,400                 57,200
CPI Corp.                                          1,700                 36,975
Cross (A.T.) Co. Class A                           2,800                 42,350
CSF Holdings, Inc.*                                1,600                 41,600
CSS Industries, Inc.                               1,700                 28,263
Cabot Oil & Gas Corp.
  Class A                                          3,300                 61,050
Cadence Design
  Systems, Inc.*                                   1,800                 36,000
CalMat Co.                                         4,300                 89,225
Caldor Corp.*                                      3,000                 85,875
Calgene, Inc.*                                     4,600                 39,963
Calgon Carbon Corp.                                6,600                 74,250
California Energy Co., Inc.*                       6,800                115,600
California Federal Bank                            3,000                 34,500
California Microwave, Inc.*                        1,900                 59,138
California Water Service Co.                         800                 25,100
Camco International, Inc.                          4,600                 94,875
Canandaigua Wine Co.,
  Inc. Class A*                                    2,100                 68,775
Canandaigua Wine Co.,
  Inc. Class B*                                      400                 13,500
Capital Re Corp.                                   5,400                118,800
Capitol American
  Financial Corp.                                  6,500                144,625
Capsure Holdings Corp.*                            2,800                 37,100
Caraustar Industries, Inc.                         4,200                 82,950
Carlisle Companies Inc.                            2,800                 91,350
Carpenter Technology Corp.                         1,200                 67,800
Carr-Gottstein Food Co.*                           2,000                 13,750
Casey's General Stores, Inc.                       4,700                 62,275
Cash America
  Investments, Inc.                                3,400                 28,050
Casino America, Inc.                                 850                  9,350
Castle & Cooke Homes, Inc.*                        9,300                145,313
Catalina Marketing Corp.*                          1,500                 76,313
Catellus Development Corp.*                       13,300                 88,113
Cato Corp. (New) Class A                           4,500                 42,750
Cell Genesys, Inc.*                                2,300                 17,250
CellPro, Inc.*                                     2,300                 38,525
Cellular Communications
  Class A (Redeemable)*                            4,500                239,063
Centennial Cellular Corp.                          4,100                 70,725


                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Centerbank Waterbury
  Connecticut*                                     2,200                $27,775
Centocor, Inc.*                                    9,300                165,075
Central Hudson Gas &
  Electric Corp.                                   3,100                 75,950
Central Jersey Bancorp                             1,500                 48,750
Central Louisiana Electric
  Co., Inc. (New)                                  4,100                 88,663
Central Maine Power Co.                            5,200                 59,800
Central Vermont Public
  Service Corp.                                    2,100                 27,825
Centura Banks, Inc.                                2,700                 59,400
Century Communications
  Corp. Class A                                    3,900                 33,150
Cerner Corp.*                                      2,400                 98,700
Chambers Development
  Co., Inc.*                                       1,900                  3,800
Chambers Development
  Co., Inc. Class A*                               9,400                 18,800
Champion Enterprises, Inc.*                        1,400                 49,700
Chaparral Steel Co.                                6,000                 48,000
Charter Medical Corp.*                             4,900                121,275
Charter One Financial, Inc.                        4,000                 81,000
Checkers Drive-In
  Restaurants, Inc.                                8,800                 29,975
Checkpoint Systems, Inc.*                          2,100                 39,375
Cheesecake Factory, Inc.                           1,600                 30,600
Chemed Corp.                                       1,500                 51,188
Chemical Financial Corp.                           1,330                 52,535
Chesapeake Corp.                                   4,300                133,300
Cheyenne Software, Inc.                            6,250                 69,531
Chipcom Corp.                                      1,800                108,450
Chiquita Brands
  International, Inc.                              8,200                101,475
Church & Dwight Co., Inc.                          3,600                 81,000
Circa Pharmaceuticals, Inc.*                       3,500                 52,063
Citizens Bancorp                                   2,100                 59,325
Citizens Banking Corp.                             2,400                 63,600
Citizens First Bancorp, Inc.                       7,500                 72,656
City National Corp.                                8,200                 90,200
Claire's Stores, Inc.                              3,300                 38,363
Clear Channel
  Communications, Inc.                               575                 28,966
Cleveland-Cliffs Inc.                              1,800                 68,625
Coast Savings
  Financial, Inc.*                                 2,300                 32,775
Coastal Healthcare
  Group, Inc.*                                     3,400                106,250
Cobra Golf, Inc.                                   3,400                126,225
Coca-Cola Bottling Co.
  Consolidated                                     1,300                 34,288
Coeur d'Alene Mines Corp.                          2,600                 48,425
Cognex Corp.                                       2,700                 66,825
Collagen Corp.                                     1,800                 39,600
Collective Bancorp, Inc.                           3,600                 64,125
Colonial BancGroup, Inc.                           1,600                 36,800
Colonial Gas Co.                                     900                 17,438
Colonial Group, Inc. Class A                       1,300                 44,688
Comair Holdings, Inc.                              3,800                 81,700
Commerce Clearing
  House, Inc. Class A                              2,800                 49,350
Commerce Clearing
  House, Inc. Class B
  (Non Voting)                                     2,900                 49,663
Commercial Federal Corp.*                          2,200                 46,338
Commercial Intertech Corp.                         2,850                 54,863
Commercial Metals Co.                              2,733                 74,474
Commonwealth Energy
  System                                           1,900                 71,725
Community Health
  Systems, Inc.                                    1,800                 47,250
Community Psychiatric
  Centers                                          7,300                 72,088
Comnet Cellular Inc.*                              1,900                 53,913
CompUSA, Inc.*                                     2,700                 31,388
Comverse Technology Inc.*                          3,000                 37,125
Concord EFS Inc.                                   2,700                 66,825
Cone Mills Corp.*                                  3,600                 42,750
Connecticut Energy Corp.                             900                 19,125
Connecticut Natural
  Gas Corp.                                        1,400                 33,075
Conner Peripherals, Inc.*                          4,500                 51,750
Consolidated
  Freightways, Inc.*                               2,000                 44,750
Consolidated Stores Corp.*                         8,700                157,688
Consorcio G Grupo Dina*                            4,202                 42,545
Continental Airlines, Inc.
  Class A*                                           800                 13,300
Continental Airlines, Inc.
  Class B*                                         3,600                 59,400
Continental Medical
  Systems, Inc.*                                  15,000                106,875
Continuum Company, Inc.*                           3,500                 94,063
Copley Pharmaceutical, Inc.                        3,064                 54,003
CopyTele, Inc.*                                    3,900                 19,378
Coram Healthcare Corp.*                            4,662                 76,923
Cordis Corp.*                                      1,200                 69,375
Coventry Corp.                                     4,600                114,425
Crawford & Co. Class A                             2,300                 35,650
Crawford & Co. Class B                             2,100                 32,813
Cray Research, Inc.*                               4,300                 82,238
Credence Systems Corp.*                            4,500                113,625
Credit Acceptance Corp.                            3,500                131,688
Cross Timbers Oil Co.                              4,900                 78,400
CrossComm Corp.*                                   1,000                 10,250
Crown Central
  Petroleum Corp.*                                   600                 10,200
Cullen/Frost Bankers, Inc.                         1,900                 63,175
Cypress Semiconductor Corp.*                       6,200                129,425
Cyrix Corp.*                                       3,100                127,681
Cyrk, Inc.*                                        1,500                 58,875
Cytec Industries, Inc.*                            2,100                 86,100
CytRx Corp.*                                       3,200                  7,700
Dallas Semiconductor Corp.*                        9,500                133,000
Dames & Moore, Inc.                                4,700                 69,325
Daniel Industries, Inc.                            1,400                 18,900
Data General Corp.*                                5,900                 57,525
Datascope Corp.*                                   2,700                 46,238
DeVRY Inc.*                                        3,500                101,938
Dell Computer Corp.*                               3,150                140,569
Delphi Financial Group, Inc.
  Class A*                                           700                 13,738
Delta Woodside
  Industries, Inc.                                 8,100                 84,038
Department 56, Inc.*                                 400                 14,650
Deposit Guaranty Corp.                             3,000                 86,250
Destec Energy, Inc.*                              11,500                126,500
Detroit Diesel Corp.*                              4,700                116,325
Devon Energy Corp.                                 3,400                 74,375
Dexter Corp.                                       4,500                 92,813


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               4
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Diagnostek, Inc.*                                  4,000                $63,000
Diagnostic Products Corp.                          1,600                 38,400
Dial Page, Inc.*                                   1,600                 34,800
Dibrell Brothers, Inc.                             2,000                 44,000
Digi International, Inc.*                          2,300                 38,813
Digital Microwave Corp.*                             800                 11,900
Dime Bancorp Inc.*                                10,400                 91,000
Dionex Corp.*                                      1,500                 56,063
Discount Auto Parts, Inc.*                         2,600                 39,650
Discovery Zone, Inc.                               6,800                130,900
Donaldson Co., Inc.                                4,800                110,400
Downey Savings and
  Loan Association                                 1,900                 35,863
Dress Barn, Inc.*                                  3,800                 37,050
Dreyer's Grand Ice
  Cream, Inc.                                      2,600                 66,625
Dual Drilling Co.*                                 1,900                 24,819
Duff & Phelps Corp.                                4,200                 74,025
Duriron Co., Inc.                                  3,000                 53,625
Duty Free International, Inc.                      5,300                 70,888
Dynatech Corp.*                                    1,700                 49,300
E'town Corp.                                         700                 18,200
E-Z Serve Corp.*                                   4,300                  7,659
ENVOY Corp.*                                       2,000                 40,750
Eagle Hardware &
  Garden, Inc.*                                    3,400                 33,150
Eastern Enterprises                                3,900                101,400
Eastern Utilities Associates                       3,600                 78,750
Eaton Vance Corp.
  (Non Voting)                                     1,400                 44,275
Edison Brothers Stores, Inc.                       3,500                 83,125
Education Alternatives, Inc.*                      2,000                 42,750
Elcor Corp.*                                       1,000                 16,875
Electroglas Inc.*                                  1,400                 55,825
Electronics for Imaging, Inc.*                     2,300                 60,375
Empire District Electric Co.                       2,200                 35,475
Energen Corp.                                      1,300                 29,575
Energy Service Co., Inc.                           2,275                 32,988
Energy Ventures, Inc.*                             1,400                 20,300
Enhance Financial
  Services Group, Inc.                             3,100                 56,188
Ennis Business Forms, Inc.                         2,700                 36,450
Enquirer/Star Group, Inc.
  Class A                                          3,300                 55,275
Enterra Corp.*                                     2,700                 61,763
Envirotest Systems Corp.
  Class A*                                         2,500                 31,563
Ethan Allen Interiors, Inc.*                       2,200                 53,900
Evergreen Media Corp.
  Class A*                                           700                 12,600
Exabyte Corp.*                                     3,900                 86,044
Exar Corp.                                         1,200                 24,750
Excel Industries, Inc.                             1,900                 28,500
Expeditors International of
  Washington, Inc.                                 2,300                 47,438
Express Scripts, Inc. Class A                      1,200                 40,800
F & M National Corp.                               2,255                 36,644
FHP International Corp.*                           1,056                 30,624
FHP International Corp.                            3,520                 96,360
FMC Gold Co.                                      17,500                 72,188
FTP Software Inc.*                                 3,600                 90,000
Fab Industries, Inc.                                 900                 27,788
Fair, Issac & Co. Inc.                             1,000                 40,250
Farmer Bros. Co.                                     300                 38,400
Fastenal Co.                                         800                 35,900
Fidelity National
  Financial, Inc.                                  2,900                 32,988
Fieldcrest Cannon, Inc.*                           1,300                 33,150
Figgie International Inc.
  Class A                                          4,600                 35,938
Figgie International Inc.
  Class B                                            600                  5,025
FileNet Corp.*                                     1,500                 37,875
Filene's Basement Corp.*                           3,900                 29,738
Financial Trust Corp.                              1,200                 34,200
First Alert Inc.                                   3,800                 80,275
First American
  Financial Corp.                                  3,600                 67,050
First Bancorporation of Ohio                         900                 21,713
First Citizens BancShares,
  Inc. Class A                                     1,300                 58,825
First Colonial Bankshares Corp.
  Class A                                          1,500                 34,031
First Commerce Corp.                               1,162                 30,793
First Commercial Corp.                             2,800                 58,450
First Commonwealth
  Financial Corp.                                  3,000                 42,750
First Financial Bancorp                            1,600                 61,400
First Financial Corp.                              4,000                 56,000
First Michigan Bank Corp.                          2,959                 69,537
First Midwest Bancorp, Inc.                        2,100                 57,488
First Mississippi Corp.                            3,200                 67,200
First National Bancorp                             2,700                 52,650
First Pacific Networks, Inc.*                      1,100                  7,425
FirstFed Financial Corp.*                            200                  2,850
FirstFed Michigan Corp.                            3,300                 68,888
Firstbank of Illinois Co.                          1,000                 38,250
Fisher Scientific
  International, Inc.                              2,600                 72,475
Flagstar Companies, Inc.*                          7,200                 59,400
Florida East Coast
  Industries, Inc.                                 1,400                106,575
Florida Rock Industries, Inc.                      1,400                 37,275
Fluke Corp.                                        1,100                 32,588
Foamex International Inc.*                         4,300                 38,431
Foodmaker, Inc. (New)*                            11,100                 59,663
Foote, Cone & Belding
  Communications, Inc.                             1,900                 85,025
Foothill Group, Inc. Class A                       2,400                 36,000
Foremost Corp. of America                          1,800                 58,500
Forest City Enterprises, Inc.
  Class A                                            900                 27,338
Forest City Enterprises, Inc.
  Class B (Convertible)                              500                 17,781
Fort Wayne National Corp.                          1,800                 49,725
Fossil, Inc.*                                      2,200                 61,325
FoxMeyer Health Corp.*                             5,473                 90,989
Franklin Electric Co., Inc.                        1,100                 34,650
Franklin Quest Co.*                                1,700                 60,138
Fremont General Corp.                              2,800                 68,950
Fritz Companies, Inc.*                             1,800                 69,750
Frontier Insurance
  Group, Inc.                                      2,350                 64,331
Frozen Food Express
  Industries, Inc.                                 2,100                 34,650
Fuller (H.B.) Co.                                  2,400                 79,200
Fulton Financial Corp.                             3,300                 62,700
G&K Services, Inc. Class A                         2,950                 47,938
GAINSCO, Inc.                                      2,315                 20,256
GC Companies, Inc.*                                1,280                 36,160


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               5
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Galey & Lord, Inc.*                                1,800                $28,350
Gartner Group Inc. Class A                         4,000                128,500
Gaylord Container Corp.
  Class A*                                         8,700                 73,950
GenCare Health Systems, Inc.*                      1,700                 78,838
GenCorp Inc.                                       5,800                 69,600
General Binding Corp.                              2,900                 62,350
General DataComm
  Industries, Inc.*                                3,100                103,463
Genesco Inc.*                                      2,800                  6,300
Genesis Health
  Ventures, Inc.*                                  2,100                 61,950
Genetic Therapy, Inc.*                             2,400                 16,200
Geneva Steel Class A*                              2,200                 38,775
Gensia Pharmaceuticals, Inc.*                      5,400                 25,650
Gentex Corp.                                       2,900                 70,325
Geon Co.                                             700                 21,000
Geotek Communications Inc.*                       10,300                 88,838
Gerber Scientific, Inc.                            3,900                 52,163
Germantown Savings Bank                              500                 30,500
Gerrity Oil & Gas Corp.*                           1,600                  9,400
Getty Petroleum Corp.*                             1,800                 20,475
Gibson Greetings, Inc.                             2,600                 39,000
Giddings & Lewis, Inc.                             6,200                 95,325
Gilead Sciences, Inc.*                             1,200                 10,500
Glendale Federal Bank (New)                        5,400                 58,725
Global Natural
  Resources Inc.*                                  4,400                 33,000
Good Guys, Inc., The*                              2,300                 26,306
Goody's Family
  Clothing, Inc.*                                  2,700                 28,688
Goulds Pumps, Inc.                                 3,600                 78,075
Graco Inc.                                         1,350                 24,975
GranCare, Inc.*                                    5,000                 77,500
Grand Casinos, Inc.*                               3,800                 51,300
Granite Construction Inc.                          1,900                 41,563
Greenfield Industries, Inc.                        2,700                 64,125
Grenada Sunburst
  System Corp.                                     1,300                 40,300
Grey Advertising Inc.                                100                 15,450
Grow Group, Inc.                                   2,000                 28,750
Guaranty National
  Corp. (New)                                      1,500                 25,125
Guilford Mills, Inc.                               1,600                 33,000
Gupta Corp.*                                         600                  6,675
Gymboree Corp.                                     4,000                131,000
HBO & Co.                                          2,600                 84,825
HS Resources, Inc.*                                2,100                 43,050
Hach Co.                                           2,075                 28,531
Haemonetics Corp.*                                 5,300                106,000
Haggar Corp.                                       1,200                 28,500
Hancock Fabrics, Inc.                              4,000                 30,500
Hancock Holding Co.                                1,300                 37,700
Handleman Co.                                      6,300                 70,875
Handy & Harman                                     1,700                 28,263
Hanover Direct, Inc.*                             13,300                 54,031
Harleysville Group Inc.                            4,600                111,550
Harman International
  Industries, Inc.                                 2,200                 78,650
Harnischfeger
  Industries Corp.                                 5,100                127,500
Harper Group, Inc.                                 2,800                 37,800
Harry's Farmers Market, Inc.
  Class A*                                           400                  3,550
Hartmarx Corp.*                                    5,300                 30,475
Haverty Furniture
  Companies, Inc.                                  3,000                 36,750
Hawkeye Bancorporation                             2,000                 40,750
Hayes Wheels International, Inc.                   3,200                 75,200
Health Care and
  Retirement Corp.*                                2,500                 67,188
Health Systems
  International Inc.*                              4,700                126,313
HealthCare Compare Corp.*                          5,600                155,400
Healthsouth
  Rehabilitation Corp.*                            2,500                 95,000
Heart Technology, Inc.*                            2,900                 68,875
Heartland Express, Inc.                            2,000                 58,500
Hechinger Co. Class A                              4,900                 55,125
Hechinger Co. Class B
  (Convertible)                                    2,300                 26,163
Hecla Mining Co.*                                  7,800                 87,750
Helene Curtis Industries, Inc.                     1,800                 63,675
Herbalife International, Inc.                      1,000                 16,625
Heritage Media Corp.
  Class A*                                         1,900                 46,075
Hibernia Corp. Class A                             2,900                 23,200
Hilb, Rogal and Hamilton Co.                       2,700                 32,063
Hillhaven Corp.                                   12,500                278,125
Holly Corp.                                        1,000                 24,625
Home Beneficial Corp.
  Class B                                          1,700                 35,063
Homedco Group, Inc.*                               2,300                 82,800
Hometown Buffet, Inc.                              2,800                 31,850
Horizon Healthcare Corp.*                          4,100                113,263
Hornbeck Offshore
  Services, Inc.*                                  2,200                 33,000
Houghton Mifflin Co.                                 900                 41,400
Hovnanian Enterprises,
  Inc. Class A*                                    1,400                  8,400
Hudson Foods, Inc.                                 1,300                 28,600
Huffy Corp.                                        2,200                 33,000
Hunt Manufacturing Co.                             3,000                 48,375
Huntco, Inc. Class A                                 700                 15,400
ICN Pharmceuticals, Inc.*                          3,900                 45,338
IDEX Corp.*                                        2,300                100,050
IDEXX Laboratories, Inc.                           2,600                 72,800
IHOP Corp.*                                        1,500                 41,250
INDRESCO, Inc.*                                    3,800                 47,500
INTERCO Inc. (New)*                                2,100                 30,450
IVAX Corp.                                         2,092                 40,010
Immunex Corp. (New)*                               7,100                 96,738
Immunomedics, Inc.*                                3,600                 15,525
Imperial Bancorp                                   2,000                 32,000
Independent Insurance
  Group, Inc. (Non Voting)                           800                  9,400
Indiana Energy, Inc.                               4,100                 79,950
Information Resources, Inc.*                       4,200                 61,950
Ingles Markets Inc.                                1,100                 12,100
Input/Output, Inc.                                 2,800                 60,550
Insignia Financial Group
  Class A (New)*                                   1,700                 34,213
Insilco Corp.*                                     1,500                 39,750
Insituform Technologies, Inc.
  Class A*                                         2,600                 33,800
Instrument Systems Corp.*                          5,300                 39,750
Insurance Auto Auctions, Inc.*                     1,600                 51,800
Integon Corp.                                      2,800                 42,000


                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Integrated Device
  Technology, Inc.*                                1,000                $28,500
Integrated Health
  Services, Inc.*                                  3,200                130,400
Intelligent Electronics, Inc.                      6,400                 99,200
Inter-Regional Financial
  Group, Inc.                                      1,400                 32,900
Interface Systems, Inc.
  Class A                                          2,400                 27,750
Intergraph Corp.*                                 11,900                102,638
Intergroup Healthcare Corp.*                       1,600                101,200
Intermet Corp.                                     9,200                 63,250
International Dairy Queen,
  Inc. Class A*                                    2,600                 43,225
International Dairy Queen,
  Inc. Class B*                                    1,800                 30,825
International Family
  Entertainment, Inc.
  Class B*                                         5,700                 74,813
International Multifoods Corp.                     2,900                 52,200
International Rectifier Corp.*                     3,500                 81,375
Interneuron
  Pharmaceuticals, Inc.*                             500                  2,813
Interpool, Inc.*                                   2,100                 28,875
Interstate Bakeries Corp.                          4,000                 51,500
Interstate Power Co.                               1,500                 33,375
Intuit, Inc.*                                        600                 42,225
Invacare Corp.                                     1,600                 48,600
Ionics, Inc.*                                      1,000                 53,750
Iowa-Illinois Gas &
  Electric Co.                                     4,800                 98,400
J. Baker, Inc.                                     2,200                 37,400
JSB Financial, Inc.                                1,800                 44,775
Jacobs Engineering
  Group Inc.*                                      4,500                 96,188
Jacor Communications,
  Inc. Class A*                                    3,700                 51,800
Jan Bell Marketing, Inc.*                         10,100                 55,550
Jason Inc.                                         3,125                 28,516
Jefferies Group, Inc.                              1,000                 34,250
Jefferson Bankshares, Inc.                         2,500                 47,969
John Wiley & Sons, Inc.
  Class A                                          1,600                 70,000
Johnson Worldwide
  Associates, Inc. Class A*                        1,200                 27,450
Johnstown America
  Industries, Inc.*                                1,500                 29,813
Jones Intercable, Inc.*                            1,300                 18,200
Jones Intercable, Inc.
  Class A*                                         2,300                 31,769
Joslyn Corp.                                       1,200                 32,400
Joy Technologies Inc.*                             7,200                 99,900
Juno Lighting, Inc.                                2,900                 54,738
Justin Industries, Inc.                            4,300                 56,975
K N Energy, Inc.                                   4,268                105,100
KCS Energy, Inc.                                   1,900                 31,825
KLA Instruments Corp.*                               700                 36,750
Kaiser Aluminum Corp.*                            10,600                119,250
Kaman Corp. Class A                                3,200                 31,000
Kasler Corp.                                       1,300                  6,663
Kaufman & Broad
  Home Corp.                                       5,700                 74,100
Kaydon Corp.                                       2,700                 63,113
Keane, Inc.                                        4,500                 92,250
Kelley Oil Corp.*                                    700                  4,375
Kellwood Co.                                       3,300                 66,413
Kemet Corp.*                                       2,700                 58,050
Kendall Square
  Research Corp.*                                  1,700                    186
Kennametal Inc.                                      800                 22,500
Keystone Financial, Inc.                           3,500                 96,688
Kimball International, Inc.
  Class B                                          2,200                 52,800
Kinder-Care Learning
  Centers, Inc. (New)*                             3,400                 45,050
Kirby Corp.*                                       3,900                 65,325
Komag, Inc.*                                       3,700                 92,038
L.A. Gear, Inc.*                                   2,700                 18,900
LCI International, Inc.                            2,400                 58,200
La Quinta Inns, Inc.                               2,700                 67,838
La-Z-Boy Chair Co.                                 3,000                 90,750
LabOne, Inc.                                       2,100                 36,225
Laclede Gas Co.                                    2,500                 52,188
Lance Inc.                                         5,100                 90,525
Landmark Graphics Corp.*                           2,100                 43,050
Landstar Systems, Inc.*                            2,200                 72,600
Lattice Semiconductor Corp.                        2,900                 49,119
Lawson Products, Inc.                              2,300                 59,513
Lawter International, Inc.                         7,600                 95,950
Leader Financial Corp.*                            2,000                 47,750
Lechters, Inc.*                                    2,900                 51,113
Legg Mason, Inc.                                   1,900                 39,900
Lennar Corp.                                       4,800                 72,600
Level One
  Communications, Inc.                             2,150                 38,700
Levitz Furniture Inc.*                            11,000                 96,250
Libbey, Inc.                                       2,400                 38,100
Liberty Bancorp, Inc.                              1,200                 38,100
Liberty Corp.                                      3,600                 94,950
Life Partners Group, Inc.                          3,800                 82,650
Life Re Corp.                                      2,000                 36,500
Life Technologies, Inc.                            2,500                 46,875
Life USA Holding, Inc.*                            2,900                 23,744
Lilly Industries, Inc. Class A                     3,750                 50,625
Lincare Holdings, Inc.                             4,800                129,600
Lincoln
  Telecommunications Co.                           5,500                 90,750
Liposome Technology, Inc.*                         2,200                 14,300
Liqui-Box Corp.                                    1,000                 34,500
Littelfuse, Inc.*                                  3,400                 88,400
Living Centers of
  America, Inc.*                                   1,900                 57,238
Logicon, Inc.                                      1,100                 33,825
Lone Star Industries Inc.*                         2,300                 44,563
Lone Star Steakhouse &
  Saloon, Inc.*                                    6,100                156,313
Lottery Enterprises, Inc.                             45                    293
Louis Dreyfus Natural
  Gas Corp.*                                       7,400                108,225
Loyola Capital Corp.                               2,800                 56,000
Luby's Cafeterias, Inc.                            4,700                108,688
Lukens Inc.                                        2,450                 77,481
M.S. Carriers, Inc.*                               2,100                 49,088
M/A-COM., Inc.*                                    3,000                 21,000
MAXXAM Inc.*                                       1,500                 50,438
MDU Resources Group, Inc.                          3,200                 86,800
MICROS Systems, Inc.                               1,100                 40,975
Mac Frugal's
  Bargains-Close-outs, Inc.*                       4,800                 99,000


                See accompanying Notes to Financial Statements.

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--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Madison Gas and Electric Co.                       1,500                $49,875
Magma Copper Co. (New)*                            1,900                 33,963
Magna Group, Inc.                                  4,600                 95,163
MagneTek, Inc.*                                    4,100                 60,988
Manitowoc Co., Inc.                                1,600                 41,200
Marcus Corp.                                       1,200                 31,500
Marine Drilling
  Companies, Inc.*                                12,400                 50,375
Mariner Health Group, Inc.*                        3,100                 69,944
Mark Twain Bancshares, Inc.                        2,500                 67,813
Markel Corp.*                                        900                 37,013
Marquette Electronics, Inc.
  Class A*                                         1,900                 36,575
Marsam
  Pharmaceuticals Inc.*                            2,300                 30,619
Marshall Industries                                2,700                 70,538
Masland Corp.                                      2,100                 33,731
Material Sciences Corp.                            1,800                 28,575
Maxim Integrated
  Products, Inc.*                                  1,200                 80,700
Maybelline, Inc.                                   2,500                 45,313
McClatchy Newspapers,
  Inc. Class A                                       600                 13,950
Measurex Corp.                                     2,900                 62,713
Medaphis Corp.*                                    2,500                 95,625
Medicine Shoppe
  International, Inc.                                900                 21,150
Medusa Corp.                                       2,800                 63,700
Men's Wearhouse, Inc.                              2,300                 57,213
Mentor Graphics Corp.                              8,000                107,500
Meredith Corp.                                     1,200                 58,800
Merisel, Inc.*                                     5,500                 50,188
Merrill Corp.                                        900                 16,650
Mesa Airlines, Inc.*                               6,000                 49,500
MESA Inc.*                                        10,300                 52,788
Methode Electronics, Inc.
  Class A                                          4,000                 75,000
Methode Electronics, Inc.
  Class B (Convertible)                              200                  4,175
Metricom, Inc.*                                    2,100                 27,300
Metropolitan Financial Corp.                       5,600                134,400
Michael Foods, Inc.                                2,300                 23,000
Michaels Stores, Inc.*                             3,900                158,438
Micom Communications*                              1,599                 22,986
Micro Warehouse, Inc.                              6,300                219,713
MicroAge Computer
  Centers, Inc.                                    1,950                 24,131
Microchip Technology, Inc.                         1,700                 79,900
Mid Atlantic Medical
  Services Inc.                                    2,000                 46,250
Mid-Am, Inc.                                       2,200                 32,450
Midwest Grain Products, Inc.                       1,600                 42,200
Mine Safety Appliances Co.                         1,200                 54,150
Minerals Technologies, Inc.                          800                 23,800
Mohawk Industries, Inc.                            5,300                 85,463
Molten Metal Technology, Inc.*                     3,800                 84,550
Money-Store Inc., The                              2,300                 47,150
Monk-Austin, Inc.                                  2,900                 42,413
Moorco International, Inc.                         1,800                 26,325
Morgan Keegan, Inc.                                2,100                 26,775
Mosinee Paper Corp.                                  900                 24,413
Mueller Industries, Inc.*                          1,500                 47,438
Multicare Companies, Inc.*                         3,200                 65,800
Musicland Group, Inc.*                             6,200                 84,475
Mutual Assurance, Inc.                             1,550                 45,144
Mycogen Corp.*                                     3,200                 32,800
Myers Industries, Inc.                             2,500                 42,500
N.S. Bancorp, Inc.                                 1,300                 35,994
NAC Re Corp.                                       3,200                 83,200
NACCO Industries, Inc.
  Class A                                          1,300                 76,700
NBB Bancorp, Inc.                                  1,300                 62,075
NCH Corp.                                          1,400                 93,275
NL Industries, Inc.*                               8,700                110,925
NUI Corp.                                          1,500                 23,063
NYMAGIC, Inc.                                      1,400                 23,450
Nabors Industries, Inc.*                          11,900                 87,763
Nash Finch Co.                                     2,000                 32,000
Nashua Corp.                                         700                 15,925
National Auto Credit Inc.*                         4,100                 49,969
National Bancorp of
  Alaska, Inc.                                     1,400                 72,100
National Commerce Bancorp                          4,100                 95,325
National Computer
  Systems, Inc.                                    1,800                 25,650
National Data Corp.                                2,400                 49,800
National Gypsum Co. (New)*                         3,500                118,125
National Penn
  Bancshares, Inc.                                 1,155                 31,329
National Presto
  Industries, Inc.                                 1,100                 43,313
National RE Holdings Corp.                         3,100                 75,950
National Steel Corp. Class B*                      2,300                 40,825
Nautica Enterprises, Inc.                          2,300                 66,700
Navigators Group, Inc.                               600                  9,750
Neiman Marcus Group, Inc.                          6,400                 92,000
Nellcor Inc.*                                      3,000                 93,000
Netmanage, Inc.                                    5,400                152,550
Network General Corp.*                             3,000                 64,313
Network Systems Corp.*                             4,800                 33,300
New England Business
  Service, Inc.                                    2,400                 45,300
New Jersey
  Resources Corp.                                  3,200                 69,600
Noble Drilling Corp.*                             18,975                138,755
Noise Cancellation
  Technologies, Inc.*                             15,400                 20,213
Norand Corp.*                                      1,200                 47,100
North American
  Mortgage Co.                                     2,800                 50,400
North Carolina Natural
  Gas Corp.                                          700                 15,750
North Fork Bancorp, Inc.                           3,000                 45,750
Northwest Natural Gas Co.                          2,000                 60,750
Northwestern Public
  Service Co.                                        900                 23,400
Northwestern Steel & Wire*                         3,900                 23,888
NovaCare, Inc.*                                    4,280                 42,800
Novellus Systems, Inc.*                            2,800                152,950
Noven Pharmaceuticals, Inc.*                       2,600                 39,325
Nuevo Energy Co.*                                  1,300                 29,088
O'Reilly Automotive, Inc.*                         1,400                 35,350
O'Sullivan Corp.                                   2,000                 19,000
OEA, Inc.                                          3,500                 86,188
OM Group, Inc.                                     2,000                 39,875
OMI Corp.                                          3,600                 23,400
ONBANCorp, Inc.                                    2,100                 55,125
Oak Industries Inc.*                               2,900                 74,675


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               8
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Oakwood Homes Corp.                                                                  3,700            $87,875
Oceaneering International, Inc.*                                                     3,600             46,350
Octel Communications Corp.*                                                          4,400             95,150
Offshore Logistics, Inc.*                                                            2,800             36,225
Offshore Pipelines, Inc.*                                                            2,100             42,788
Ogden Projects, Inc.*                                                                  600             10,500
Omega Environmental, Inc.*                                                           5,000             30,000
Omnicare, Inc.                                                                       1,100             40,150
One Valley Bancorp of West Virginia, Inc.                                            2,800             83,650
Oneok Inc.                                                                           4,300             75,788
OrNda Heathcorp*                                                                     6,660            106,560
Orange & Rockland Utilities, Inc.                                                    2,500             75,938
Orbital Sciences Corp.*                                                              2,500             53,438
Oregon Steel Mills, Inc.                                                             6,300            107,888
Orion Capital Corp.                                                                  2,300             70,438
Oshkosh B'Gosh, Inc. Class A                                                         2,400             35,700
Oshkosh B'Gosh, Inc. Class B                                                           200              2,975
Otter Tail Power Co.                                                                 1,600             52,200
Outboard Marine Corp.                                                                3,400             70,125
Owens & Minor, Inc.                                                                  5,100             75,863
Oxford Health Plans, Inc.                                                            1,300            107,250
Oxford Industries, Inc.                                                              1,600             40,800
PAXAR Corp.                                                                          2,750             29,219
PLATINUM technology, inc.*                                                           3,200             71,200
PXRE Corp.                                                                           1,100             27,225
Pacific Crest Capital, Inc.*                                                           126                725
Papa John's International*                                                           1,900             60,563
Paragon Trade Brands*                                                                1,800             43,200
Park Communications, Inc.*                                                           3,100             87,188
Park National Corp.                                                                    800             31,600
Parker Drilling Co.*                                                                11,100             67,988
Patterson Dental Co.                                                                 3,850             72,669
Penn Traffic Co.*                                                                    1,900             78,375
PennCorp Financial  Group, Inc.                                                      2,900             45,675
Pentair, Inc.                                                                          700             29,488
People's Bank Bridgeport Connecticut                                                 5,200             67,925
PeopleSoft, Inc.*                                                                    1,900            117,800
Peoples Choice TV Corp.*                                                             1,100             21,725
Peoples Heritage Financial Group, Inc.                                               2,800             39,550
PerSeptive Biosystems, Inc.*                                                         2,000             22,125
Petroleum Heat and Power Co., Inc. Class A                                           3,200             28,400
Petrolite Corp.                                                                      1,900             56,525
Pharmaceutical Resources, Inc.*                                                      1,800             17,100
Philadelpia Suburban Corp.                                                           1,300             23,075
PhyCor, Inc.*                                                                        1,600             54,800
Physicians Health Services, Inc.*                                                      600             15,225
PictureTel Corp.*                                                                    2,300             44,850
Piedmont Natural Gas Co., Inc.                                                       4,800             96,600
Pier 1 Imports, Inc.                                                                 5,600             43,400
Pikeville National Corp.                                                             1,200             27,600
Pilgrim's Pride Corp.                                                                4,500             45,000
Pillowtex Corp.*                                                                     2,100             25,725
Pioneer Group, Inc.                                                                  2,000             94,000
Pioneer-Standard Electronics, Inc.                                                   2,550             46,219
Piper Jaffray Inc.                                                                   4,600             53,475
Pittston Minerals Group                                                                900             21,600
Pittway Corp.                                                                          300             11,213
Pittway Corp. Class A                                                                1,400             51,100
Plains Petroleum Co.                                                                 1,200             32,400
Platinum Software Corp.                                                              1,500             17,906
Playboy Enterprises, Inc. Class B*                                                   2,100             17,325
Players International, Inc.*                                                         2,800             62,825
Ply-Gem Industries, Inc.                                                             2,200             47,300
Poe & Brown, Inc.                                                                    1,500             32,063
Pogo Producing Co.                                                                     700             15,663
Policy Management Systems Corp.*                                                     2,000             94,000
Pope & Talbot, Inc.                                                                  1,800             31,950
Powersoft Corp.*                                                                     1,500             95,250
Precision Castparts Corp.                                                            3,300             75,488
Premier Bancorp, Inc.                                                                4,600             75,325
President Riverboat Casinos, Inc.                                                    4,700             38,188
Presidential Life Corp.                                                              6,800             40,375
Presstek, Inc.                                                                       1,125             37,898
Primark Corp.*                                                                       3,500             45,500
Prime Hospitality Corp.*                                                             5,500             42,625
Production Operators Corp.                                                           1,600             41,000
Proffitt's, Inc.*                                                                    1,600             28,800
Progress Software Corp.*                                                               900             28,238
Protective Life Corp.                                                                2,200             99,000
Protein Design Labs, Inc.*                                                           2,500             43,438
Provident Bancorp, Inc.                                                              2,800             94,850
Public Service Co. of New Mexico*                                                    6,300             77,963
Public Service Co. of North Carolina, Inc.                                           3,300             48,263
Pulitzer Publishing Co.                                                              2,100             75,075
Puritan-Bennett Corp.                                                                4,200            108,938
Purolator Products Co.                                                               1,600             39,800
Quaker State Corp.                                                                   4,100             55,863
Quality Food Centers, Inc.                                                           3,100             66,650
Quanex Corp.                                                                         2,100             52,238
Quantum Corp.*                                                                       8,100            123,525
Quantum Health Resources, Inc.*                                                      2,600             94,900
Queens County Bancorp                                                                1,200             31,200
Quick & Reilly Group, Inc.                                                           1,680             43,260
REN Corporation-USA*                                                                 2,200             27,500
Raymond James Financial, Inc.                                                        2,800             42,000
Read-Rite Corp.*                                                                     5,900            102,144
Reading & Bates Corp. (New)*                                                        10,600             71,550
Recognition International, Inc.*                                                     1,800             13,275
Recoton Corp.                                                                        1,900             35,625
Regal-Beloit Corp.                                                                   2,800             39,200
Regency Health Services*                                                             3,300             37,538
Reinsurance Group of America, Inc.                                                   3,000             66,750
Reliance Group Holdings, Inc.                                                       18,600            113,925
Republic Bancorp Inc.                                                                2,750             33,000
Rexall Sundown, Inc.                                                                 2,700             28,181
Richfood Holdings, Inc.                                                              3,500             56,000

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               9
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Riggs National Corp.*                                                               11,100           $101,288
Rio Hotel and Casino, Inc.*                                                          3,900             50,700
Rival Co.                                                                            1,500             38,250
River Forest Bancorp, Inc.                                                           1,200             40,350
RoTech Medical Corp.*                                                                1,800             46,125
Robert Half International Inc.                                                       4,600             98,900
Roberts Pharmaceutical Corp.*                                                        3,100             82,538
Rochester Community Savings Bank                                                     2,300             42,263
Rohr Inc.*                                                                           6,600             60,225
Rollins Environmental Services, Inc.                                                11,500             67,563
Rollins Leasing Corp.                                                                8,400             98,700
Roosevelt Financial Group, Inc.                                                      3,300             49,913
Roper Industries, Inc.                                                               2,600             63,050
Ross Stores, Inc.                                                                    4,000             56,000
Ruddick Corp.                                                                        4,200             81,900
Russ & Berrie Co., Inc.                                                              3,500             47,688
Ryan's Family Steak Houses, Inc.*                                                   21,100            134,513
Ryland Group, Inc.                                                                   2,900             46,763
S & T Bancorp, Inc.                                                                  2,000             40,250
S.E. Rykoff & Co.*                                                                   1,400             28,175
S3, Inc.                                                                             2,500             35,625
SCI Systems, Inc.*                                                                   4,800             87,000
SCIMED Life Systems, Inc.*                                                           2,800            134,050
SCOR Reinsurance U.S. Corp.                                                          2,200             24,475
SEI Corp.                                                                            2,900             60,175
SFFed Corp.                                                                          1,400             24,150
SLM Interational, Inc.                                                               3,350             20,519
SPI Pharmaceuticals, Inc.                                                            3,107             71,461
SPX Corp.                                                                            2,300             39,963
SafeCard Services, Inc.                                                              3,700             59,200
Safeskin Corp.*                                                                      2,200             35,750
Sanifill, Inc.*                                                                      2,500             56,875
Santa Cruz Operation, Inc.*                                                          5,500             59,813
Savannah Foods & Industries, Inc.                                                    4,900             61,250
Savoy Pictures Entertainment, Inc.*                                                  4,200             37,275
Sbarro, Inc.                                                                         3,000             74,625
Scholastic Corp.*                                                                    2,800            128,100
Schuler Homes, Inc.*                                                                 3,300             51,563
Scios Nova, Inc.*                                                                    5,200             34,450
Scotts Co. Class A*                                                                  7,400            114,700
Seabord Corp.                                                                          200             36,250
Seafield Capital Corp.                                                               1,100             39,188
Sealed Air Corp.*                                                                    3,700            126,263
Sealright Co., Inc.                                                                  1,300             22,100
Security Capital Bancorp                                                             2,100             32,550
Seitel, Inc.*                                                                        1,000             28,000
Selective Insurance Group, Inc.                                                      4,400            110,550
Sequa Corp. Class A                                                                  1,100             26,950
Sequa Corp. Class B                                                                    700             19,600
Sequent Computer Systems, Inc.*                                                      5,400            103,275
Shared Medical Systems Corp.                                                         3,900            115,294
Shoe Carnival, Inc.                                                                    500              3,250
ShopKo Stores, Inc.                                                                  8,800             86,900
Shorewood Packaging Corp.*                                                           2,800             56,350
Showboat, Inc.                                                                       2,400             28,800
Sierra Health Services, Inc.*                                                        2,000             65,000
Sierra Pacific Resources                                                             5,400            103,950
Silicon Valley Group, Inc.*                                                          1,000             19,500
Simpson Industries, Inc.                                                             3,000             39,000
Sizzler International, Inc.                                                         11,500             69,000
SkyWest Airlines, Inc.                                                               1,900             38,950
Skyline Corp.                                                                        1,300             25,675
Smart & Final Inc.                                                                   3,800             56,525
Smith (A.O.) Corp. Class A                                                           1,000             24,500
Smith (A.O.) Corp. Class B                                                           2,600             63,375
Smith International, Inc.*                                                           7,100            118,925
Smith's Food & Drug Centers, Inc. Class B                                            3,200             82,800
Smithfield Foods, Inc.*                                                              2,600             75,400
Smucker (J.M.) Co. Class B                                                             500             10,688
Snyder Oil Corp.                                                                     4,300             74,175
Sodak Gaming Inc.*                                                                   1,700             24,013
Sofamor Danek Group, Inc.*                                                           4,600             77,050
Sonat Inc.                                                                           5,200            103,350
Sotheby's Holdings, Inc. Class A                                                       700              8,488
South Jersey Industries, Inc.                                                        1,200             20,850
Southdown, Inc.*                                                                     6,400            111,200
Southeastern Michigan Gas Enterprises, Inc.                                          1,890             35,201
Southern California Water Co.                                                          900             14,063
Southern Indiana Gas & Electric Co.                                                  2,866             76,666
Southern Union Co. (New)                                                             2,000             33,750
Southwest Gas Corp.                                                                  3,400             58,225
Southwestern Energy Co.                                                              4,200             72,450
Southwestern Life Insurance Co.*                                                     7,200             31,500
Sovereign Bancorp, Inc.                                                              6,280             57,305
SpaceLabs Medical Inc.*                                                              1,700             35,913
Spectravision, Inc.*                                                                 1,300              1,381
Spectrum Information Technologies, Inc.*                                             8,100             13,542
Spelling Entertainment Group, Inc.                                                  12,300            147,600
Sports & Recreation, Inc.                                                            3,000             84,750
Springs Industries, Inc.                                                             3,200            129,200
St. John's Knits, Inc.                                                               1,300             39,650
St. Paul Bancorp, Inc.                                                               3,500             71,969
Standard Microsystems Corp.*                                                         1,900             46,669
Standard Motor Products, Inc.                                                        2,500             45,625
Standard Pacific Corp.                                                               5,800             39,875
Standard Products Co.                                                                2,700             65,138
Standard Register Co.                                                                4,800             85,200
Standex International Corp.                                                          1,800             58,275
Stanhome Inc.                                                                          400             13,450
Stant Corp.                                                                          2,600             29,250
Starbucks Corp.                                                                      1,100             29,838
Starter Corp.*                                                                       4,900             36,138
State Auto Financial Corp.                                                           2,100             29,925
Station Casinos Inc.*                                                                4,800             63,600
Steel Technologies Inc.                                                              2,100             25,988
Stein Mart, Inc.                                                                     3,600             63,900
Sterling Chemicals, Inc.                                                            10,100            122,463
Sterling Software, Inc.*                                                             3,700            115,625
Stewart Enterprises, Inc. Class A                                                    3,700             89,725

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               10
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Stone & Webster, Inc.                                                                2,700            $87,413
Stone Container Corp.*                                                               6,112            102,376
Stratacom Inc.*                                                                      3,100            175,150
Stratus Computer, Inc.*                                                              2,000             74,500
Strawbridge & Clothier Class A                                                       1,700             36,975
Structural Dynamics Research Corp.*                                                  4,300             20,694
Student Loan Corp.                                                                   2,800             53,550
Sturm, Ruger & Co., Inc.                                                             2,000             53,000
Summa Four, Inc.*                                                                      500             10,375
Summit Bancorp                                                                       4,600             96,888
Summit Technology, Inc.*                                                             2,800             79,800
Sun Healthcare Group, Inc.*                                                          3,608             82,984
Sunglass Hut International, Inc.*                                                    1,600             66,600
Sunrise Medical Inc.*                                                                3,300             85,800
Sunshine Mining Co.                                                                 23,000             48,875
Supercuts, Inc.*                                                                     1,200             13,200
Surgical Care Affiliates, Inc.                                                       7,150            140,319
Susquehanna Bancshares, Inc.                                                         1,700             39,525
Swift Transportation Co.                                                             2,100             90,825
SyStemix, Inc.*                                                                      1,200             18,750
Sybron Corp.*                                                                        1,900             65,788
Symantec Corp.*                                                                      6,000            107,250
Symbol Technologies, Inc.*                                                           4,300            145,125
Symmetricom, Inc.*                                                                   1,600             19,300
Syncor International Corp.*                                                            700              5,950
Synergen, Inc.*                                                                      6,800             36,975
Synetic, Inc.*                                                                       3,300             54,038
Synopsys, Inc.*                                                                        300             13,838
Syratech Corp.*                                                                      1,600             29,400
System Software Associates, Inc.                                                     4,600             57,213
Systems & Computer Technology Corp.*                                                 1,700             33,788
TBC Corp.*                                                                           4,300             41,656
TCA Cable TV, Inc.                                                                   4,000             94,000
TCF Financial Corp.                                                                  2,000             78,000
TJ International                                                                     3,100             55,800
TNP Enterprises, Inc.                                                                1,300             18,038
TNT Freightways Corp.                                                                3,500             89,688
Taco Cabana Class A                                                                  2,500             19,844
Tandycrafts, Inc.*                                                                   1,900             22,800
Tech Data Corp.                                                                      9,000            176,625
Tecnol Inc.*                                                                         3,200             50,800
Tejas Gas Corp.*                                                                     1,800             81,450
Tejon Ranch Co.                                                                      1,900             25,888
Teleflex Inc.                                                                        2,450             94,938
Telxon Corp.                                                                         2,500             33,125
Tencor Instruments*                                                                  1,900             83,600
Tennant Co.                                                                            900             41,063
Terra Industries, Inc.                                                              25,800            274,125
Tesoro Petroleum Corp.*                                                              4,600             43,125
Tetra Tech, Inc. (New)                                                               3,125             60,156
Texas Industries, Inc.                                                               1,800             57,600
Thermedics Inc.                                                                      4,800             72,600
Thermo Cardiosystems Inc.                                                            3,300             58,163
Thermo Fibertek, Inc.*                                                              10,700            164,513
Thermotrex Corp.                                                                     2,700             41,175
Thiokol Corp.                                                                        3,000             73,875
Thomas Nelson, Inc.                                                                  2,100             40,163
Thor Industries, Inc.                                                                1,200             24,600
Tiffany & Co. (New)                                                                  2,700            105,300
Timberland Co. Class A*                                                              1,400             47,425
Titan Wheel International, Inc.                                                        200              5,750
Toll Brothers, Inc.*                                                                 5,700             62,700
Topps Co., Inc.                                                                      7,500             43,594
Toro Co.                                                                             2,100             58,275
Transco Energy Co.                                                                   1,100             15,813
Trenwick Group Inc.                                                                  1,100             40,563
TriMas Corp.                                                                         2,500             57,813
Triarc Cos., Inc. Class A*                                                           3,900             45,338
Trident NGL Holding, Inc.                                                            6,000             63,750
Trimble Navigation Ltd.*                                                             3,100             44,369
Trust Co. of New Jersey (New)                                                        3,900             57,525
TrustCo Bank Corp NY                                                                 2,420             47,190
Trustmark Corp.                                                                      5,300             94,075
Tuscon Electric Power Co.*                                                          26,000             91,000
Tyco Toys, Inc.                                                                      5,900             38,350
U.S. Bioscience, Inc.*                                                               7,600             55,100
U.S. Can Corp.*                                                                      1,800             29,025
U.S. Home Corp. (New)*                                                               1,200             19,050
U.S. Robotics, Inc.*                                                                 2,100             83,738
U.S. Trust Corp.                                                                     1,500             90,750
UMB Financial Corp.                                                                  3,240            104,895
UNR Industries, Inc.                                                                 9,700             58,806
USAir Group, Inc.*                                                                   9,800             42,875
USLICO Corp.                                                                         2,800             56,000
UST Corp.*                                                                           3,200             36,400
UniFirst Corp.                                                                       3,000             35,625
Unilab Corp. (New)*                                                                  6,600             32,588
Union Planters Corp.                                                                 2,700             62,100
Union Switch & Signal*                                                               2,600             41,275
United Bankshares, Inc.                                                              1,900             46,550
United Carolina Bancshares Corp.                                                     2,400             62,100
United Companies Financial Corp.                                                     2,200             72,325
United Fire & Casualty Co.                                                             700             29,400
United Illuminating Co.                                                              2,300             70,150
United Insurance Companies, Inc.*                                                    1,500             46,125
United International Holdings Inc.                                                   1,600             24,200
United Meridian Corp.*                                                               3,900             57,038
United States Shoe Corp.                                                             4,000             71,500
United Stationers Inc.                                                               6,000             59,250
United Television, Inc.*                                                             1,500             79,313
United Waste Systems, Inc.*                                                          3,400             81,175
United Water Resources Inc.                                                          6,000             82,500
United Wisconsin Services, Inc.                                                      2,200             80,850
Unitog Co.                                                                           1,650             30,319
Unitrode Corp.*                                                                      1,600             30,800
Univar Corp.                                                                         2,300             31,913
Universal Health Services, Inc. Class B*                                             1,800             47,925
VISX, Inc.*                                                                          1,800             21,825
VLSI Technology, Inc.*                                                               5,900             76,331
Valassis Communications, Inc.                                                        2,900             44,225
Valence Technology, Inc.*                                                            2,700              8,775
Valhi, Inc.                                                                         21,000            141,750
Valmont Industries, Inc.                                                             1,600             27,400

               See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              11
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Value City Department Stores, Inc.*                                                  5,900            $67,113
Value Health, Inc.*                                                                  1,232             47,740
Value Line, Inc.                                                                     1,700             53,550
Varco International, Inc.*                                                           9,900             69,300
Vencor, Inc.                                                                         4,650            138,919
Ventritex, Inc.*                                                                     3,700             96,200
Venture Stores, Inc.                                                                 2,900             44,950
VeriFone, Inc.*                                                                      4,300             95,675
Vertex Pharmaceuticals, Inc.*                                                        2,500             33,438
Vesta Insurance Group                                                                1,500             39,563
Vicor Corp.*                                                                         3,600            100,800
Victoria Bankshares, Inc.                                                            1,000             25,750
ViewLogic Systems, Inc.*                                                             2,300             50,600
Vigoro Corp.                                                                         3,300            101,475
Vintage Petroleum, Inc.                                                              3,700             71,688
Viratek, Inc.                                                                        2,295             26,679
Vivra Inc.                                                                           2,800             79,100
W.H. Brady Co. Class A                                                                 900              2,975
WD-40 Co.                                                                            1,200             51,450
WHX Corp.*                                                                          11,000            165,000
WICOR, Inc.                                                                          2,300             65,838
WLR Foods, Inc.                                                                      1,800             47,250
WMS Industries Inc.*                                                                 4,000             70,500
Waban, Inc.*                                                                         6,000            106,500
Wabash National Corp.                                                                3,000            104,250
Walbro Corp.                                                                         1,400             25,025
Wall Data, Inc.*                                                                     1,500             54,938
Wallace Computer Services, Inc.                                                      1,400             38,850
Washington Energy Co.                                                                3,800             51,775
Washington National Corp.                                                            4,900            105,963
Waterhouse Securities, Inc.                                                          1,600             25,800
Watson Pharmaceuticals, Inc.*                                                        2,600             68,250
Watts Industries, Inc. Class A                                                       3,100             74,400
Weatherford International Inc.*                                                      3,500             39,813
Webb (Del) Corp.                                                                     2,100             33,863
Weirton Steel Corp.*                                                                 4,300             37,088
Welbilt Corp.*                                                                       1,500             37,313
Wellman, Inc.                                                                          500             16,438
Werner Enterprises, Inc.                                                               500             12,688
WesBanco, Inc.                                                                       1,400             38,325
West Company, Inc.                                                                   3,000             84,375
Westamerica Bank                                                                     1,000             32,000
Westcorp Financial Services                                                          4,130             39,235
Westcott Communications, Inc.                                                        2,900             39,875
Western Co. of North America*                                                        2,900             51,475
Western Digital Corp.*                                                               8,200            139,400
Western Waste Industries*                                                            2,400             42,000
WestPoint Stevens, Inc.*                                                             5,600             82,600
Westwood One, Inc.*                                                                  5,000             47,813
White River Corp.*                                                                   1,000             32,875
Whitney Holding Corp.                                                                2,400             54,300
Whole Foods Market, Inc.                                                             1,900             29,213
Williams-Sonoma, Inc.                                                                4,200            145,950
Winnebago Industries, Inc.                                                           4,100             36,388
Wisconsin Central Transportation Corp.                                               2,800            129,150
Wolverine Tube, Inc.*                                                                2,000             50,250
Wolverine World Wide, Inc.                                                           1,700             41,650
Worthen Bank & Trust Co.                                                             2,500             71,563
Wyle Laboratories                                                                    2,300             42,550
X-Rite, Inc.                                                                         1,600             58,600
XCL Limited*                                                                        20,500             28,188
Xircom, Inc.*                                                                        2,500             43,438
Yankee Energy System, Inc.                                                           1,900             42,513
Yellow Corp.                                                                         5,100             99,131
Younkers, Inc.*                                                                      1,000             19,625
Zebra Technologies Corp. Class A*                                                      900             36,563
Zenith Electronics Corp.*                                                            7,700            107,800
Zenith Laboratories, Inc. (New)                                                      2,400             57,000
Zenith National Insurance Corp.                                                      3,100             73,238
Zero Corp.                                                                           1,900             24,463
Zilog, Inc.*                                                                           400             11,600
Zions Bancorp                                                                        2,300             86,408
Zurn Industries, Inc.                                                                2,000             36,500
1st Source Corp.                                                                     1,145             28,482
3DO Co.*                                                                             3,200             53,200
                                                                                                  -----------
TOTAL COMMON STOCK(Cost $64,786,151)                                                               65,383,543
                                                                                  Maturity        -----------
                                                                                  --------
REPURCHASE AGREEMENT--4.0%
State Street Bank & Trust 4.25%
         Dated 10/31/94
         Due 11/01/94
         Collateralized By:
         U.S. Treasury Bill
         $2,860,000 Par;
         Due 4/30/95                                                     $2,730,000                 2,730,000
                                                                                                  -----------
TOTAL REPURCHASE AGREEMENT
         (Cost $2,730,000)                                                                          2,730,000
                                                                                                  -----------
TOTAL INVESTMENTS -- 100.0%
         (Cost $67,516,151)                                                                        68,113,543
                                                                                                  -----------
OTHER ASSETS AND LIABILITIES -- 0.0%
         Other Assets                                                                                 230,704
         Liabilities                                                                                 (216,246)
                                                                                                  -----------
                                                                                                       14,458
                                                                                                  -----------
NET ASSETS -- 100.0%
Applicable to 6,779,517
         outstanding $0.00001
         par value shares
         (unlimited shares authorized)                                                            $68,128,001
                                                                                                  ===========
NET ASSET VALUE PER SHARE                                                                         $     10.05
                                                                                                  ===========

---------------
*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               12
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF OPERATIONS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------


Investment income:
  Dividends                                                          $   588,017
  Interest                                                               112,525
                                                                     -----------
  Total investment income                                                700,542
                                                                     -----------
Expenses:
  Investment advisory and administration fee                             258,394
  Transfer agency and shareholder service fees                           129,197
  Custodian fees                                                          82,467
  Registration fees                                                       32,217
  Professional fees                                                       28,173
  Shareholder reports                                                     48,377
  Trustees' fees                                                          18,495
  Amortization of deferred organization costs                             13,320
  Insurance and other expenses                                             4,609
                                                                     -----------
                                                                         615,249
Less expenses reduced and absorbed                                      (267,476)
                                                                     -----------
    Total expenses incurred by Fund                                      347,773
                                                                     -----------
Net investment income                                                    352,769
                                                                     -----------

Net realized gain (loss) on investments:
  Proceeds from sales of investments                                   8,478,561
  Cost of investments sold                                            (9,006,296)
                                                                     -----------
    Net realized loss on investments sold                               (527,735)
                                                                     -----------

Net unrealized appreciation on investments:
  Beginning of period                                                         --
  End of period                                                          597,392
                                                                     -----------
    Net unrealized appreciation on investments                           597,392
                                                                     -----------
  Net gain on investments                                                 69,657
                                                                     -----------
  Net increase in net assets resulting from operations               $   422,426
                                                                     ===========


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              13
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

Operations:
  Net investment income                                             $    352,769
  Net realized loss on investments sold                                 (527,735)
  Net unrealized appreciation on investments                             597,392
                                                                    ------------
  Net increase in net assets resulting from operations                   422,426
                                                                    ------------
Dividends to shareholders from net investment income                     (56,830)

Capital Share Transactions:
  Proceeds from shares sold                                           78,645,543
  Net asset value of shares issued in reinvestment of dividends           52,690
  Early withdrawal fees                                                   27,385
  Less payments for shares redeemed                                  (10,963,213)
                                                                    ------------
  Increase in net assets from capital share transactions              67,762,405
                                                                    ------------
Total increase in net assets                                        $ 68,128,001

Net Assets:
  Beginning of period                                                         --
                                                                    ------------
  End of period (including undistributed net
    Investment income of $295,939)                                  $ 68,128,001
                                                                    ============
Number of Fund Shares:
  Sold                                                                 7,883,827
  Reinvested                                                               5,322
  Redeemed                                                            (1,109,632)
                                                                    ------------
  Net increase in shares outstanding                                   6,779,517
Shares Outstanding:
  Beginning of period                                                         --
                                                                    ------------
  End of period                                                        6,779,517
                                                                    ============

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              14
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 3, 1993.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM). The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM), an index created to represent the performance of the second 1,000 largest publicly traded common stocks issued by United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's sub-advisor pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SchwabFunds(R)                                                              15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

At October 31, 1994, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $597,392 of which $7,021,886 related to appreciated securities and $6,424,494 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .50% of the first $300 million of average daily net assets and .45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $258,394 during the period from December 3, 1993 (commencement of operations) to October 31, 1994, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") to perform day-to-day portfolio management for the Fund. Dimensional does not receive compensation directly from the Fund. However, the Investment Manager pays Dimensional an annual fee, payable monthly, of .10% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, the Fund incurred transfer agency and shareholder service fees of $129,197, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager, Schwab or Dimensional. During the period ended October 31, 1994, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $18,495 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period December 3, 1993 (commencement of operations) to October 31, 1994, no borrowings were made under this arrangement.

SchwabFunds(R)                                                              16
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

5. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, the total of such fees and expenses reduced and absorbed by the Investment Manager was $153,640 and the total of such fees reduced by Schwab was $113,836.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $73,792,447 and $8,478,561, respectively, for the period from December 3, 1993 (commencement of operations) to October 31, 1994.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, total early withdrawal fees retained by the Fund amounted to $27,385.

8. COMPOSITION OF NET ASSETS

At October 31, 1994, net assets consisted of:

Capital paid in                                                      $67,762,405
Accumulated undistributed net investment income                          295,939
Accumulated net realized loss on investments sold                       (527,735)
Net unrealized appreciation on investments                               597,392
                                                                     -----------
        Total                                                        $68,128,001
                                                                     ===========

At October 31, 1994, the Fund's Statement of Net Assets included liabilities of $106,248 for Fund shares redeemed and $24,610 for investment advisory and administration fee payable.

SchwabFunds(R)                                                              17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period, from December 3, 1993 (commencement of operations) to October 31, 1994:

Net asset value at beginning of period                               $     10.00
Income from Investment Operations
  Net investment income                                                      .06
  Net realized and unrealized gain (loss) on investments                      --
                                                                     -----------
  Total from investment operations                                           .06
Less Distributions
  Dividends from net investment income                                      (.01)
  Distributions from realized gain on investments                             --
                                                                     -----------
  Total distributions                                                       (.01)
Net asset value at end of period                                     $     10.05
                                                                     ===========
Total return (%)                                                             .63
Ratios/Supplemental Data
  Net assets, end of period                                          $68,128,001
  Ratio of expenses to average net assets (%)*                               .67
  Ratio of net investment income to average net assets (%)*                  .68
  Portfolio turnover rate (%)                                                 16


The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the period ended October 31, 1994, would have been 1.19%*, and the ratio of net investment income to average net assets would have been .16%*.


* Annualized

SchwabFunds(R)                                                               18
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Small-Cap Index Fund(TM)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund(TM) (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1994, the results of its operations and the changes in its net assets for the period presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1994 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 30, 1994


                    1994 SPECIAL TAX INFORMATION (UNAUDITED)

Notice to Corporate Shareholders
-------------------------------------------------------------------------------
100% of the Fund's distributions for the fiscal year ended October 31, 1994 qualify for the corporate dividends received deduction.
-------------------------------------------------------------------------------

                                   APPENDIX A

         The following is a list of Companies whose securities were included in the Schwab International Index(TM) calculation as of the date of this Statement of Additional Information:

ABBEY NATIONAL                                           United Kingdom
ABN-AMRO HOLDING                                         Netherlands
AEGON                                                    Netherlands
AGF                                                      France
AIR LIQUIDE                                              France
AJINOMOTO CO                                             Japan
AKZO NOBEL                                               Netherlands
ALCAN ALUMINIUM                                          Canada
ALCATEL CABLE                                            France
ALCATEL ALSTHOM                                          France
ALL NIPPON AIRWAYS CO                                    Japan
ALLEANZA ASSICUR.                                        Italy
ALLIED DOMECQ(ALD-LYONS)                                 United Kingdom
AMERICAN BARRICK RES.                                    Canada
ARGENTARIA                                               Spain
ARGYLL GROUP                                             United Kingdom
ASAHI BREWERIES                                          Japan
ASAHI BANK                                               Japan
ASAHI GLASS CO                                           Japan
ASAHI CHEMICAL IND CO                                    Japan
ASEA                                                     Sweden
ASHIKAGA BANK                                            Japan
ASSICURAZIONI GENERALI                                   Italy
ASTRA                                                    Sweden
AXA                                                      France
BAA                                                      United Kingdom
BANCO SANTANDER                                          Spain
BANCO BILBAO VIZCAYA                                     Spain
BANCO ESPANOL DE CREDITO                                 Spain
BANK TOKYO                                               Japan
BANK YOKOHAMA                                            Japan
BANK MONTREAL                                            Canada
BANK FUKUOKA                                             Japan
BANKGESELLSCHAFT BERLIN                                  Germany
BARCLAYS                                                 United Kingdom
BASF                                                     Germany
BASS                                                     United Kingdom

BAT INDUSTRIES                                           United Kingdom
BAYER                                                    Germany
BAYER VEREINSBANK STAMM                                  Germany
BAYER HYPOTHEKEN BANK                                    Germany
BBC BROWN BOVERI                                         Switzerland
BCE INC                                                  Canada
BMW                                                      Germany
BNP                                                      France
BOC GROUP                                                United Kingdom
BOOTS CO                                                 United Kingdom
BRIDGESTONE CORP                                         Japan
BRITISH AIRWAYS                                          United Kingdom
BRITISH GAS                                              United Kingdom
BRITISH PETROLEUM                                        United Kingdom
BRITISH TELECOM                                          United Kingdom
BRITISH STEEL                                            United Kingdom
BROKEN HILL PROP CO                                      Australia
BTR                                                      United Kingdom
BTR NYLEX                                                Australia
CABLE & WIRELESS                                         United Kingdom
CADBURY SCHWEPPES                                        United Kingdom
CANADIAN IMPERIAL BANK                                   Canada
CANADIAN PACIFIC LTD                                     Canada
CANON INC                                                Japan
CARREFOUR                                                France
CATHAY PACIFIC AIRWAYS                                   Hong Kong
CHIBA BANK                                               Japan
CHINA LIGHT & POWER                                      Hong Kong
CHUBU ELECTRIC POWER CO                                  Japan
CHUGOKU ELECTRIC POWER                                   Japan
CIBA-GEIGY                                               Switzerland
CITIC PACIFIC                                            Hong Kong
COMMERCIAL UNION                                         United Kingdom
COMMERZBANK AKTIE                                        Germany
COMMONWEALTH BANK                                        Australia
COSMO OIL CO                                             Japan
CRA                                                      Australia
CS HOLDING                                               Switzerland
DAI-ICHI KANGYO BANK                                     Japan
DAI NIPPON PRINTING CO                                   Japan
DAIEI                                                    Japan
DAIMLER-BENZ                                             Germany
DAIWA HOUSE IND CO                                       Japan

DAIWA BANK                                               Japan
DAIWA SECURITIES CO                                      Japan
DANONE (BSN)                                             France
DEUTSCHE BANK                                            Germany
DEVELOPMENT BK SINGAPORE                                 Singapore
DRESDNER BANK                                            Germany
EAST JAPAN RAILWAY CO                                    Japan
EBARA CORP                                               Japan
EISAI CO                                                 Japan
ELECTRABEL                                               Belgium
ELF AQUITAINE                                            France
ELSEVIER                                                 Netherlands
ENDESA                                                   Spain
ERICSSON (LM)                                            Sweden
FANUC                                                    Japan
FIAT                                                     Italy
FUJI BANK                                                Japan
FUJI PHOTO FILM CO                                       Japan
FUJITSU LTD                                              Japan
FURUKAWA ELECTRIC CO                                     Japan
GENERAL ELECTRIC PLC                                     United Kingdom
GENERALE BELGIQUE                                        Belgium
GENERALE EAUX                                            France
GLAXO HOLDINGS                                           United Kingdom
GRAND METROPOLITAN                                       United Kingdom
GREAT UNIVERSAL ST. ORD                                  United Kingdom
GUINNESS                                                 United Kingdom
GUNMA BANK                                               Japan
HACHIJUNI BANK                                           Japan
HANG SENG BANK                                           Hong Kong
HANKYU CORP                                              Japan
HANSON                                                   United Kingdom
HEINEKEN NV                                              Netherlands
HENDERSON LAND DEV.                                      Hong Kong
HENKEL VORZUG                                            Germany
HITACHI ZOSEN CORP                                       Japan
HITACHI                                                  Japan
HOECHST                                                  Germany
HOKKAIDO ELECTRIC POWER                                  Japan
HOKURIKU ELECTRIC POWER                                  Japan
HOKURIKU BANK                                            Japan
HONDA MOTOR CO                                           Japan
HONGKONG LAND HOLDINGS                                   Hong Kong

HONGKONG ELECTRIC HLDGS                                  Hong Kong
HONGKONG TELECOM                                         Hong Kong
HSBC HOLDINGS                                            United Kingdom
HUTCHISON WHAMPOA                                        Hong Kong
IBERDROLA                                                Spain
IMPERIAL OIL                                             Canada
IMPERIAL CHEMICAL ICI                                    United Kingdom
INA                                                      Italy
INDUSTRIAL BANK OF JAPAN                                 Japan
INT'LE NEDERLANDEN GROEP                                 Netherlands
ISHIKAWAJIMA-HARIMA                                      Japan
ISUZU MOTORS                                             Japan
ITO-YOKADO CO                                            Japan
ITOCHU CORP                                              Japan
JAPAN AIRLINES CO                                        Japan
JAPAN ENERGY(NIKKO KYODO                                 Japan
JARDINE MATHESON HLDGS                                   Hong Kong
JOYO BANK                                                Japan
JUSCO CO                                                 Japan
KAJIMA CORP                                              Japan
KANSAI ELECTRIC POWER CO                                 Japan
KAO CORP                                                 Japan
KAWASAKI STEEL CORP                                      Japan
KAWASAKI HEAVY IND                                       Japan
KDD                                                      Japan
KINGFISHER                                               United Kingdom
KINKI NIPPON RAILWAY CO                                  Japan
KIRIN BREWERY CO                                         Japan
KOBE STEEL                                               Japan
KOMATSU                                                  Japan
KON. PTT NEDERLAND                                       Netherlands
KUBOTA CORP                                              Japan
KYOCERA CORP                                             Japan
KYUSHU ELECTRIC POWER CO                                 Japan
KYUSHU MATSUSHITA ELECT                                  Japan
LAFARGE COPPEE                                           France
LLOYDS BANK                                              United Kingdom
LONG-TERM CREDIT BANK                                    Japan
LOREAL                                                   France
LVMH                                                     France
LYONNAISE DES EAUX                                       France
MANNESMANN                                               Germany
MARKS & SPENCER                                          United Kingdom

MARUBENI CORP                                            Japan
MARUI CO                                                 Japan
MATSUSHITA COMMUNICATION                                 Japan
MATSUSHITA-KOTOBUKI ELEC                                 Japan
MATSUSHITA ELECT WORKS                                   Japan
MATSUSHITA ELECT IND'L                                   Japan
MAZDA MOTOR CORP                                         Japan
MICHELIN                                                 France
MITSUBISHI KASEI CORP                                    Japan
MITSUBISHI MOTORS CORP                                   Japan
MITSUBISHI OIL CO                                        Japan
MITSUBISHI TRUST                                         Japan
MITSUBISHI MATERIALS                                     Japan
MITSUBISHI BANK                                          Japan
MITSUBISHI CORP                                          Japan
MITSUBISHI ESTATE CO                                     Japan
MITSUBISHI HEAVY IND                                     Japan
MITSUBISHI ELECTRIC                                      Japan
MITSUI MARINE & FIRE                                     Japan
MITSUI & CO                                              Japan
MITSUI FUDOSAN CO                                        Japan
MITSUI TRUST & BANK CO                                   Japan
MITSUKOSHI                                               Japan
MONTEDISON                                               Italy
MUNCHENER RUCK                                           Germany
MURATA MANUFACTURING CO                                  Japan
NATIONAL WESTMINSTER BK                                  United Kingdom
NATIONAL POWER                                           United Kingdom
NATIONAL AUSTRALIA BANK                                  Australia
NEC CORP                                                 Japan
NESTLE                                                   Switzerland
NEW WORLD DEVELOPMENT                                    Hong Kong
NEW OJI PAPER CO                                         Japan
NEWS CORP                                                Australia
NIKKO SECURITIES CO                                      Japan
NINTENDO CO                                              Japan
NIPPON OIL CO                                            Japan
NIPPON CREDIT BANK                                       Japan
NIPPON EXPRESS CO                                        Japan
NIPPON YUSEN K.K                                         Japan
NIPPON STEEL CORP                                        Japan
NIPPON PAPER IND CO                                      Japan
NIPPONDENSO CO                                           Japan

NISSAN MOTOR CO                                          Japan
NISSHIN STEEL CO                                         Japan
NKK CORP                                                 Japan
NOMURA SECURITIES CO                                     Japan
NORTHERN TELECOM                                         Canada
NOVA CORP                                                Canada
NTT CORP                                                 Japan
OBAYASHI CORP                                            Japan
OCBC BANK                                                Singapore
ODAKYU ELECTRIC RAILWAY                                  Japan
OKI ELECTRIC INDUSTRY CO                                 Japan
ONO PHARMACEUTICAL CO                                    Japan
OSAKA GAS CO                                             Japan
PARIBAS(CIE FINANCIERE)A                                 France
PEARSON                                                  United Kingdom
PEN & ORIENTAL STEAM                                     United Kingdom
PETROFINA                                                Belgium
PEUGEOT SA                                               France
PHILIPS ELECTRONICS                                      Netherlands
PIONEER ELECTRONIC CORP                                  Japan
PLACER DOME                                              Canada
POLYGRAM                                                 Netherlands
POWERGEN                                                 United Kingdom
PREUSSAG                                                 Germany
PRUDENTIAL CORP                                          United Kingdom
RANK ORGANISATION                                        United Kingdom
REED INTERNATIONAL                                       United Kingdom
REPSOL                                                   Spain
REUTERS HOLDINGS                                         United Kingdom
RHONE-POULENC                                            France
RICHEMONT (FIN) A UNIT                                   Switzerland
RICOH CO                                                 Japan
ROCHE HOLDING                                            Switzerland
ROYAL BANK OF SCOTLAND                                   United Kingdom
ROYAL DUTCH PETROLEUM CO                                 Netherlands
ROYAL BANK OF CANADA                                     Canada
RTZ CORP                                                 United Kingdom
RWE                                                      Germany
SAINSBURY (J)                                            United Kingdom
SAINT-GOBAIN                                             France
SAKURA BANK                                              Japan
SANDOZ                                                   Switzerland
SANKYO CO                                                Japan

SANWA BANK                                               Japan
SANYO ELECTRIC CO                                        Japan
SAP                                                      Germany
SCHNEIDER (EX-SPEP)                                      France
SCHWEIZ BANKGESELL                                       Switzerland
SCHWEIZ BANKVEREIN                                       Switzerland
SCOTTISH POWER                                           United Kingdom
SEAGRAM CO                                               Canada
SECOM CO                                                 Japan
SEGA ENTREPRISES                                         Japan
SEIBU RAILWAY CO                                         Japan
SEKISUI CHEMICAL CO                                      Japan
SEKISUI HOUSE                                            Japan
SEVEN-ELEVEN JAPAN CO                                    Japan
SHARP CORP                                               Japan
SHELL T & T                                              United Kingdom
SHIKOKU ELECTRIC POWER                                   Japan
SHIMIZU CORP                                             Japan
SHIN-ETSU CHEMICAL CO                                    Japan
SHISEIDO CO                                              Japan
SHIZUOKA BANK                                            Japan
SHOWA SHELL SEKIYU K.K                                   Japan
SIEMENS                                                  Germany
SINGAPORE AIRLINES                                       Singapore
SINGAPORE TELECOM                                        Singapore
SMITHKLINE BEECHAM PLC                                   United Kingdom
SOCIETE GENERALE                                         France
SONY CORP                                                Japan
SONY MUSIC ENTERTAINMENT                                 Japan
STET                                                     Italy
SUEZ (COMPAGNIE DE)                                      France
SUMITOMO BANK                                            Japan
SUMITOMO TRUST & BANK                                    Japan
SUMITOMO METAL MINING CO                                 Japan
SUMITOMO METAL IND                                       Japan
SUMITOMO MARINE & FIRE                                   Japan
SUMITOMO CHEMICAL CO                                     Japan
SUMITOMO ELECTRIC IND                                    Japan
SUMITOMO CORP                                            Japan
SUN HUNG KAI PROPERTIES                                  Hong Kong
SUZUKI MOTOR CORP                                        Japan
SWIRE PACIFIC A                                          Hong Kong
TAISEI CORP                                              Japan

TAISHO PHARMACEUTICAL CO                                 Japan
TAKEDA CHEMICAL IND                                      Japan
TDK CORP                                                 Japan
TEIJIN                                                   Japan
TELE DANMARK                                             Denmark
TELECOM ITALIA (SIP)                                     Italy
TELEFONICA DE ESPANA                                     Spain
TESCO                                                    United Kingdom
THOMSON CORP                                             Canada
THORN-EMI                                                United Kingdom
THYSSEN                                                  Germany
TOBU RAILWAY CO                                          Japan
TOHOKU ELECTRIC POWER CO                                 Japan
TOKAI BANK                                               Japan
TOKIO MARINE & FIRE                                      Japan
TOKYO ELECTRIC POWER CO                                  Japan
TOKYO GAS CO                                             Japan
TOKYO ELECTRON                                           Japan
TOKYU CORP                                               Japan
TONEN CORP                                               Japan
TOPPAN PRINTING CO                                       Japan
TORAY INDUSTRIES                                         Japan
TORONTO-DOMINION BANK                                    Canada
TOSHIBA CORP                                             Japan
TOSTEM CORP                                              Japan
TOTAL SA                                                 France
TOTO                                                     Japan
TOYO SEIKAN KAISHA                                       Japan
TOYO TRUST & BANKING CO                                  Japan
TOYODA AUTOMATIC LOOM                                    Japan
TOYOTA MOTOR CORP                                        Japan
TSB GROUP                                                United Kingdom
UAP (COMPAGNIE)                                          France
UNILEVER PLC                                             United Kingdom
UNILEVER NV                                              Netherlands
UNITED OVERSEAS BANK                                     Singapore
VEBA                                                     Germany
VENDOME LUXURY GRP UNITS                                 United Kingdom
VEREIN EL WESTFALEN                                      Germany
VIAG                                                     Germany
VODAFONE GROUP                                           United Kingdom
VOLKSWAGEN                                               Germany
VOLVO                                                    Sweden

WELLCOME                                                 United Kingdom
WESTERN MINING CORP HLDG                                 Australia
WESTPAC BANKING                                          Australia
WHARF (HOLDINGS)                                         Hong Kong
WOLTERS KLUWER                                           Netherlands
YAMAICHI SECURITIES CO                                   Japan
YAMANOUCHI PHARM.                                        Japan
YAMAZAKI BAKING CO                                       Japan
YASUDA FIRE & MARINE                                     Japan
YASUDA TRUST & BANK CO                                   Japan
ZENECA GROUP                                             United Kingdom
ZURICH VERS.                                             Switzerland

                                   APPENDIX B

         The following is a list of Companies whose securities were included in the Schwab Small-Cap Index(TM) calculation as of the date of this Statement of Additional Information:

A L PHARMA INC                                  AMERICAN ANNUITY GROUP
AAR CORP                                        AMERICAN BANKERS INSURANCE
ABBEY HEALTHCARE GROUP                          AMERICAN BUSINESS INFORMATION
ABM INDS INC                                    AMERICAN BUSINESS PRODUCTS
ACCLAIM ENTMT INC                               AMERICAN CLASSC VOYAGES
ACME METALS INC                                 AMERICAN COLLOID CO
ACORDIA INC                                     AMERICAN FREIGHTWAYS
ACUSON CORP                                     AMERICAN HERITAGE LIFE
ACX TECHNOLOGIES INC                            INVESTMENT
ACXIOM CORP                                     AMERICAN MAIZE PRODUCTS
ADELPHIA COMMUNICATIONS                         AMERICAN MEDIA INC
ADIA SVCS INC                                   AMERICAN MEDICAL RESPONSE
ADVANCED TECH LABS                              AMERICAN MGMT SYSTEMS
ADVANCED TISSUE SCIENCES                        AMERICAN MOBILE SATELLITE
ADVANTAGE HEALTH CORP                           AMERICAN SAVINGS BK OF FLORIDA
ADVO INC                                        AMERICAN SUPERCONDUCTOR
AGCO CORP                                       AMETEK
AIR & WTR TECHNOLOGIES                          AMSCO INTL
AIR EXPRESS INTL                                ANALOGIC CORP
AIRBORNE FREIGHT                                ANCHOR BANCORP
ALANTEC CORP                                    ANGELICA
ALASKA AIR GROUP INC                            ANTEC
ALBANK FINL CORP                                ANTHONY INDUSTRIES
ALBANY INTL CORP                                APOGEE ENTERPRISES
ALDILA INC                                      APPLE SOUTH
ALEX BROWN INC                                  APPLEBEE'S INTERNATIONAL
ALEXANDERS INC                                  APPLIED POWER
ALFA CORP                                       APS HLDG CORP
ALLEN GROUP INC                                 APTARGROUP
ALLIANCE SEMICONDUCT                            AQUILA GAS PIPELINE
ALLIANT TECHSYSTEMS                             ARBOR DRUGS
ALLIED GROUP INC                                ARCTCO
ALLWASTE INC                                    ARGOSY GAMING CORP
AMAX GOLD INC                                   ARKANSAS BEST
AMC ENTMT INC                                   ARMOR ALL PRODUCTS
AMCAST INDUSTRIAL CORP                          ARNOLD INDUSTRIES
AMCORE FINANCIAL INC                            ARVIN INDUSTRIES
AMERICA WEST AIRLINES                           ASHLAND COAL

ASPECT TELECOMMUNICATIONS                       BLACK HILLS CORP
ASSOCIATED BANC-CORP                            BLAIR CORP
AST RESEARCH                                    BLANCH E W HOLDINGS
ATARI CORP                                      BLOCK DRUG CO
ATLANTIC SOUTHEAST AIRLINES                     BLOUNT INC
ATMOS ENERGY CORP                               BMC INDS INC
AU BON PAIN                                     BOLT BERANEK & NEWMAN
AUGAT                                           BOMBAY CO
AUTHENTIC FITNESS CORP                          BOOKS-A-MILLION
AUTOMOTIVE INDUSTRIES HOLDING                   BOOLE & BABBAGE
AUTOTOTE CORP                                   BORG WARNER SECURITY
AVATAR HOLDINGS                                 BORLAND INTL
AVID TECHNOLOGY                                 BOSTON TECHNOLOGY
AZTAR CORP                                      BOWNE & CO
BAKER J INC                                     BOX ENERGY CORP
BALDOR ELEC CO                                  BOYD GAMING CORP
BALDWIN & LYONS                                 BRADY WH CO
BALLARD MEDICAL PRODUCTS                        BROADBAND TECHNOLOGIES
BALLY ENTMT CORP                                BROADWAY & SEYMOUR
BANCORPSOUTH INC                                BROADWAY STORES
BANCTEC INC                                     BROWN GROUP INC
BANTA CORP                                      BROWN TOM INC
BANYAN SYSTEMS                                  BRUNOS INC
BAREFOOT                                        BRUSH WELLMAN INC
BARNES GROUP                                    BUFFETS INC
BARR LABS                                       BURLINGTON COAT FACTORY
BARRETT RESOURCES                               BUSINESS RECORDS CP HLDGS
BASSETT FURNITURE                               BW/IP INC
BAY ST GAS CO                                   C COR ELECTRONICS
BEARINGS                                        C D I CORP
BELDEN INC                                      C TEC CORP
BELL BANCORP                                    CABOT OIL & GAS CORP
BENTON OIL & GAS CO                             CAERE CORP
BERKLEY W R CORP                                CALDOR CORP
BERRY PETE                                      CALGENE INC
BET HLDGS                                       CALGON CARBON CORP
BIG B                                           CALIFORNIA ENERGY
BIO RAD LABS                                    CALIFORNIA FED BK
BIOCRAFT LABS                                   CALIFORNIA MICROWAVE
BIRMINGHAM STEEL                                ALIFORNIA WTR SVC CO
BISYS GROUP                                     CALMAT
BJ SERVICES                                     CAMCO INTERNATIONAL
BLACK BOX CORP                                  CANANDAIGUA WINE

CAPITAL RE CORP                                 CITY NATIONAL CORP
CAPITOL AMERN FINL CORP                         CLAIRE'S STORES
CAPSURE HLDGS CORP                              CLARCOR
CARAUSTAR INDS INC                              CLEVELAND CLIFFS
CARLISLE COS INC                                CMAC INVT CORP
CARMIKE CINEMAS INC                             CML GROUP
CARPENTER TECHNOLOGY                            CNB BANCSHARES
CARTER WALLACE                                  COAST SAVINGS FINANCIAL
CASEYS GEN STORES                               COASTAL HEALTHCARE
CASH AMER INTL INC                              COBRA GOLF INC
CATALINA MARKETING                              COCA-COLA BOTTLING
CATELLUS DEV CORP                               COEUR D'ALENE MINES
CATO CORP                                       COGNEX
CCB FINL CORP                                   COHERENT
CCP INS INC                                     COLLAGEN
CELLULAR COMMUNICATIONS                         COLLECTIVE BANCORP
CENTENNIAL CELLULAR                             COLONIAL BANCGROUP
CENTEX CORP                                     COLONIAL DATA TECH
CENTRAL HUDSON GAS&ELEC                         COLONIAL GROUP
CENTRAL JERSEY BANCORP                          COMAIR HOLDINGS
CENTRAL LA ELEC INC                             COMMERCE CLEARING HOUSE
CENTRAL MAINE PWR CO                            COMMERCIAL FEDERAL
CENTURA BKS                                     COMMERCIAL INTERTECH
CENTURY COMMUNICATIONS                          COMMERCIAL METALS CO
CERNER                                          COMMNET CELLULAR
CHAMBERS DEV INC                                COMMONWEALTH ENERGY
CHAMPION ENTERPRISES                            COMMUNITY HEALTH SYSTEMS
CHAPARRAL STEEL                                 COMMUNITY PSYCHIATRIC CENTERS
CHARTER MEDICAL                                 COMPUSA
CHARTER ONE FINANCIAL                           COMPUTERVISION
CHECKPOINT SYSTEMS                              COMVERSE TECHNOLOGY
CHEMED                                          CONCORD COMPUTING
CHEMICAL FINANCIAL                              CONE MILLS
CHERRY CORP                                     CONNECTICUT NATURAL GAS
CHEYENNE SOFTWARE                               CONNER PERIPHERALS
CHRONIMED                                       CONTINENTAL AIRLINES
CHURCH & DWIGHT                                 CONTINENTAL MED SYS
CIDCO                                           CONTINUUM INC
CILCORP                                         CONVERSE INC
CIRCA PHARMACEUTICALS                           CONVEX COMPUTER CORP
CITIZENS BANCORP                                COPLEY PHARMACEUTICAL
CITIZENS BANKING CORP                           COR THERAPEUTICS
CITIZENS CORP                                   CORRECTIONS CORP OF AMERICA

CPI                                             DRESS BARN
CRAIG JENNY                                     DREYERS GRAND ICE CREAM
CRAWFORD & CO                                   DSP GROUP
CRAY RESEARCH                                   DURACRAFT
CREDENCE SYSTEMS                                DURIRON
CROSS A T CO                                    DUTY FREE INTERNATIONAL
CROSS TIMBERS OIL CO                            DYNATECH CORP
CSF HOLDINGS                                    EAGLE HARDWARE&GARDEN
CSS INDUSTRIES                                  EASTERN ENTERPRISES
CULLEN FROST BANKERS                            EASTERN UTILS ASSOCIATES
CURTISS WRIGHT CORP                             EATON VANCE
CYRIX CORP                                      EDISON BROS STORES
CYRK INC                                        EGGHEAD
CYTEC INDUSTRIES                                ELECTROGLAS
DALLAS SEMICONDUCTOR                            ELECTRONICS FOR IMAGING
DAMES & MOORE INC                               EMPIRE DIST ELEC
DATA GENERAL CORP                               ENERGEN CORP
DATASCOPE                                       ENHANCE FINANCIAL SERVICES GRP
DAVIDSON & ASSOC INC                            ENNIS BUSINESS FORMS
DELPHI FINL GROUP                               ENTERRA CORP
DELTA WOODSIDE INDUSTRIES                       ENVOY CORP
DEPOSIT GUARANTY CORP                           ENZO BIOCHEM
DESTEC ENERGY                                   EPITOPE
DETROIT DIESEL                                  EQUICREDIT
DEVON ENERGY CORP                               ETHAN ALLEN INTERIORS
DEVON GROUP INC                                 EXABYTE CORP
DEVRY INC                                       EXAR CORP
DEXTER CORP                                     EXPEDITORS INTL OF WASHINGTON
DIAGNOSTEK INC
DIAGNOSTIC PRODS                                EXPRESS SCRIPTS
DIAL PAGE                                       F & M NATL CORP
DIBRELL BROS INC                                FAB INDS INC
DIGI INTERNATIONAL                              FAIR ISAAC & CO
DIGIDESIGN INC                                  FARMER BROS CO
DIGITAL LINK                                    FEDDERS CORP
DIGITAL MICROWAVE                               FIELDCREST CANNON
DIME BANCORP                                    FILENET CORP
DIONEX CORP                                     FINANCIAL TRUST CORP
DISCOUNT AUTO PARTS                             FIRST ALERT
DISCOVERY ZONE                                  FIRST AMERICAN FINANCIAL CP
DONALDSON                                       FIRST CITIZENS BANCSHARES
DOWNEY SVGS & LN ASSN                           FIRST COLONIAL BANCSHARES
DRAVO CORP                                      FIRST COMMERCE CORP

FIRST COMMERCIAL CORP                           GENERAL BINDING CORP
FIRST COMWLTH FINL                              GENERAL DATACOMM INDUSTRIES
FIRST FINANCIAL BANCORP                         GENESIS HEALTH VENTURES
FIRST FINANCIALL CORP                           GENEVA STEEL
FIRST MICHIGAN BANK CORP                        GENTEX CORP
FIRST MIDWEST BANCORP                           GEOTEK COMMUNICATIONS
FIRST MISSISSIPPI CORP                          GERBER SCIENTIFIC
FIRST NATIONAL BANCORP                          GIBSON GREETINGS
1ST SOURCE CORP                                 GIDDINGS&LEWIS
FIRSTBANK OF ILLINOIS                           GILEAD SCIENCES
FIRSTFED MICHIGAN CORP                          GLENDALE FED BK
FIRSTIER FINANCIAL                              GLOBAL MARINE
FISHER SCIENTIFIC                               GLOBAL NAT RES
FLAGSTAR COS INC                                GOULDS PUMPS
FLORIDA EAST COAST                              GRACO
FLORIDA ROCK INDUSTRIES                         GRANCARE
FLUKE CORP                                      GRAND CASINOS
FMC GOLD                                        GRANITE CONSTRUCTION
FOAMEX INTL                                     GREENFIELD INDUSTRIES
FOOTHILL GROUP INC                              GRENADA SUNBURST SYSTEM
FOREMOST CORP                                   GROW GROUP
FOREST CITY ENTERPRI                            GUARANTY NATIONAL
FOXMEYER HEALTH CORP                            GUILFORD MILLS
FRAME TECHNOLOGY                                HAEMONETICS
FRANKLIN ELECTRIC                               HAGGAR
FRANKLIN QUEST                                  HANCOCK FABRICS
FREMONT GENERAL                                 HANCOCK HOLDING
FRESENIUS USA                                   HANDLEMAN CO
FRITZ COS INC                                   HANDY & HARMAN
FRONTIER INS GROUP                              HANOVER DIRECT
FROZEN FOOD EXPRESS                             HARLAND JOHN H
FT WAYNE NATIONAL CORP                          HARLEYSVILLE GROUP
FULLER H B CO                                   HARMAN INTL INDS
FULTON FINL CORP                                HARPER GROUP
FUND AMERN ENTRPR HLDG                          HARTMARX CORP
FURON                                           HAWKEYE BANCORPORATION
FUTURE HEALTHCARE                               HAYES WHEELS INTL
G & K SVCS INC                                  HCC INS HLDGS INC
GALLAGHER (ARTHUR J &) CO                       HEALTH MGMT SYS INC
GAYLORD CONTAINER                               HEART TECHNOLOGY INC
GC COMPANIES                                    HEARTLAND EXPRESS
GENCARE HEALTH SYSTEM                           HECHINGER CO
GENCORP                                         HECLA MINING



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
HELENE CURTIS INDUSTRIES                        INTER REGL FINL GROUP
HELMERICH & PAYNE                               INTERCO
HERBALIFE INTERNATIONAL                         INTERDIGITAL COMMUNICATIONS
HERITAGE MEDIA                                  INTERGRAPH
HILB ROGAL & HAMILTON                           INTERIM SVCS
HILLHAVEN CORP                                  INTERNATIONAL DAIRY QUEEN
HILLS STORES                                    INTERNATIONAL MULTIFOODS
HOLLY CORP                                      INTERNATIONAL RECTIFIER
HOLLYWOOD ENTERTAINMENT                         INTERPOOL
HOME BENEFICIAL CORP                            INTERSOLV INC
HOME HOLDINGS                                   INTERSTATE BAKERIES
HOMEDCO GROUP INC                               INTERSTATE PWR CO
HORACE MANN EDUCATORS                           INTERVOICE INC
HORSEHEAD RESOURCE                              INTL CABLETEL INC
DEVELOPMENT                                     INTL FAMILY ENTMT
HOUGHTON MIFFLIN CO                             INTL IMAGING MATERIALS
HS RESOURCES INC                                INVACARE CORP
HUDSON FOODS                                    IONICS INC
HUFFY                                           IOWA ILL GAS & ELEC
HUNT JB TRANS SVC                               JACOBS ENGR GROUP
HUNT MFG                                        JACOR COMMUNICATIONS
HUNTCO INC                                      JASON
I-STAT CORP                                     JEFFERIES GROUP
ICN PHARMACEUTICAL                              JEFFERSON BANKSHARES
IDEX CORP                                       JONES INTERCABLE INC
IDEXX LABS CORP                                 JOSLYN CORP
IHOP CORP                                       JSB FINANCIAL INC
IMMUNEX CORP                                    JUNO LTG INC
IMO INDS INC                                    JUSTIN INDUSTRIES
IMRS INC                                        KAISER ALUMINUM CORP
IN FOCUS SYSTEMS                                KAMAN CORP
INDIANA ENERGY                                  KAUFMAN&BROAD HOME
INDRESCO                                        KAYDON CORP
INFORMATION RESOURCES                           KCS ENERGY INC
INFOSOFT INTERNATIONAL                          KEANE INC
INGLES MARKETS                                  KELLWOOD CO
INPUT/OUTPUT INC                                KEMET CORP
INSIGNIA FINANCIAL                              KENNAMETAL INC
INSILCO                                         KENT ELECTRS CORP
INSTRUMENT SYSTEMS                              KEYSTONE INTL INC
INSURANCE AUTO AUCTIONS                         KIMBALL INTL INC
INTEGON                                         KINDER-CARE LR
INTELLIGENT ELECTRONICS                         KINETIC CONCEPTS INC



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

KIRBY CORP                                      MACFRUGALS BARGAINS
KN ENERGY INC                                   MACROMEDIA INC
KOMAG INC                                       MADISON GAS & ELECTRIC
LA Z BOY CHAIR CO                               MAGNA GROUP
LABONE INC                                      MAGNETEK INC
LACLEDE GAS CO                                  MARCUS CORP
LANCE INC                                       MARINER HEALTH GROUP
LANDMARK GRAPHICS CO                            MARK TWAIN BANCSHARE
LANDS END INC                                   MARKEL CORP
LANDSTAR SYS INC                                MARSHALL INDUSTRIES
LATTICE SEMICONDUCTOR                           MASLAND CORP
LAWSON PRODS INC                                MATERIAL SCIENCES
LAWTER INTL INC                                 MAXUS ENERGY CORP
LCI INTL INC                                    MAXXAM INC
LEADER FINL CORP                                MAYBELLINE INC
LEARNING CO                                     MCAFEE ASSOCS INC
LECHTERS CORP                                   MCCLATCHY NEWSPAPERS
LEGG MASON INC                                  MDU RES GROUP INC
LENNAR CORP                                     MEASUREX CORP
LEVEL ONE COMMUNICATIONS                        MEDIC COMPUTER SYSTEMS
LEVITZ FURNITURE                                MEDICINE SHOPPE INTL
LIBBEY INC                                      MEDUSA CORP
LIBERTY BANCORP                                 MENS WEARHOUSE
LIBERTY CORP                                    MENTOR CORP
LIFE PARTNERS GRP                               MEREDITH CORP
LIFE RE CORP                                    MERISEL INC
LIFE TECHNOLOGIES                               MESA AIRLINES
LILLY INDS INC                                  MESA INC
LIN TELEVISION CORP                             METHODE ELECTRONICS
LINCOLN TELECOMMICATIONS                        METRICOM INC
LIPOSOME CO                                     MICHAEL FOODS INC
LIQUI-BOX CORP                                  MICROS SYSTEMS
LITTELFUSE INC                                  MICROTEST
LIVING CTRS AMER INC                            MICROTOUCH SYSTEMS
LOGICON INC                                     MID AM INC
LONE STAR INDS                                  MIDWEST GRAIN PRODUCTS
LONGS DRUG STORES                               MILLER HERMAN INC
LOUIS DREYFUS NATURAL GAS                       MINE SAFETY APPLIANCES
LUBYS CAFETERIAS                                MINERALS TECHNOLOGIES
LUKENS INC                                      MK RAIL CORP
LYDALL INC                                      MOHAWK INDUSTRIES
M A COM INC                                     MOLTEN METAL TECHNOLOGY
M S CARRIERS INC                                MONEY STORE



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
MONK AUSTIN INC                                 NORTHWEST NAT GAS CO
MOORCO INTL INC                                 NORTHWESTERN PUB SVC
MORRISON KNUDSEN                                NOVACARE CORP
MOSINEE PAPER CORP                              NOVEN PHARMACEUTICAL
MUELLER INDS INC                                NU-KOTE HLDG INC
MULTICARE COS INC                               NUEVO ENERGY CO
MUSICLAND STORES                                NYMAGIC INC
MUTUAL ASSURN INC                               O REILLY AUTOMOTIVE
MYERS INDS INC                                  OAK INDS INC
N S BANCORP INC                                 OAKWOOD HOMES CORP
NABORS INDS INC                                 OCEANEERING INTL INC
NAC RE CORP                                     OCTEL COMMUNICATIONS
NACCO INDS INC                                  OEA INC
NASH FINCH CO                                   OFFSHORE LOGISTICS
NATIONAL AUTO CREDIT                            OFFSHORE PIPELINES
NATIONAL BANCORP                                OM GROUP INC
NATIONAL COMMERCE BANCORP                       OMI CORP
NATIONAL COMPUTER SYSTEMS                       OMNICARE INC
NATIONAL DATA CORP                              ONBANCORP INC
NATIONAL PRESTO INDS                            ONE VALLEY BANCORP OF WV
NATIONAL STL CORP                               ONECOMM CORP
NATL PENN BANCSHARES                            ONEOK INC
NATL RE CORP                                    OPTICAL DATA SYS
NAUTICA ENTERPRISES                             ORANGE & ROCKLAND
NBB BANCORP                                     ORBITAL SCIENCES
NCH CORP                                        OREGON STEEL MILLS
NEIMAN MARCUS                                   ORGANOGENESIS
NELLCOR INC                                     ORION CAP CORP
NELSON THOMAS INC                               ORNDA HEALTHCORP
NETWORK EQUIPMENT                               OSHKOSH B GOSH
TECHNOLOGIES                                    OSMONICS
NETWORK GENERAL CORP                            OTTER TAIL POWER
NETWORK SYSTEMS CORP                            OUTBOARD MARINE CORP
NEW ENG BUSINESS SERVICE                        OWENS & MINOR INC
NEW JERSEY RESOURCES                            OXFORD INDS INC
NEWFIELD EXPLORATION                            PACIFIC PHYSICIAN SERVICES
NEWPARK RESOURCES                               PACIFIC SCIENTIFIC
NL INDUSTRIES                                   PAIRGAIN TECHNOLOGIES
NOBLE DRILLING CORP                             PAPA JOHNS INTL INC
NORAM ENERGY CORP                               PARK COMMUNICATIONS
NORAND CORP                                     PARK NATL CORP
NORTH AMERICAN MORTGAGE                         PARKER DRILLING
NORTH FORK BANCORP                              PATTERSON DENTAL



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
PAXAR CORP                                      PROGRESS SOFTWARE
PENN TRAFFIC                                    PROTEIN DESIGN LABS
PENNCORP FINL GROUP                             PROVIDENT BANCORP
PEOPLES BK OF BRIDGEPORT                        PROXIMA CORP
PEOPLES HERITAGE FINL GRP                       PUBLIC SVC CO OF N C
PETROLEUM HEAT&PWR                              PUBLIC SVC CO OF N MEX
PETROLITE CORP                                  PULITZER PUBG CO
PHH CORP                                        PULTE CORP
PHILADELPHIA SUBURBAN                           PURITAN BENNETT CORP
PHILLIPS VAN HEUSEN                             PXRE CORP
PHOENIX RESOURCE                                PYRAMID TECHNOLOGY
PHOTRONICS                                      QUAKER STATE
PHYCOR                                          QUALITY FOOD CTRS
PHYSICIANS HEALTH SERVICES                      QUANEX CORP
PICTURETEL                                      QUANTUM HEALTH RES
PIEDMONT NAT GAS                                QUEENS CNTY BANCORP
PIER 1 IMPORTS                                  QUICK&REILLY GROUP
PIKEVILLE NATL CORP                             RAYMOND JAMES FINL
PILGRIMS PRIDE CORP                             READING & BATES CORP
PIONEER GROUP INC                               RECOTON CORP
PIONEER STANDARD ELECTRONICS                    REGAL BELOIT CORP
                                                REGAL CINEMAS INC
PIPER JAFFRAY                                   REGENCY HEALTH SVCS
PITTSTON MINERALS GROUP                         REINSURANCE GROUP OF AMERICA
PITTWAY CORP                                    RELIANCE GROUP HLDGS
PLAINS PETE CO                                  REN CORP-USA
PLANAR SYS INC                                  RESPIRONICS
PLATINUM TECHNOLOGY                             REXALL SUNDOWN
PLAYERS INTL INC                                REXENE CORP
PLY GEM INDS INC                                RICHFOOD HLDGS INC
POE & BROWN INC                                 RIGGS NATL
POGO PRODUCING CO                               RIO HOTEL & CASINO
POPE & TALBOT INC                               RIVER FOREST BANCORP
PRATT & LAMBERT UNIT                            ROBERT HALF INTL
PRECISION CASTPARTS                             ROBERTS PHARMACEUTIC
PREMIER BANCORP INC                             ROCHESTER CMNTY SVGS BK
PRESIDENT RIVERBOAT CASINOS                     ROGERS CORP
PRESIDENTIAL LIFE                               ROHR INC
PRESSTEK INC                                    ROLLINS ENVIRMTL SVC
PRIMARK CORP                                    ROLLINS TRUCK LEASIN
PRIME HOSPITALITY CO                            ROOSEVELT FINL GROUP
PRODUCTION OPERATORS                            ROPER INDS
PROFFITTS INC                                   ROSS STORES INC



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

ROTECH MED CORP                                 SMITH A O
ROWAN COS INC                                   SMITH INTL INC
RUDDICK CORP                                    SMITHFIELD FOODS
RUSS BERRIE & CO                                SNYDER OIL CORP
RYANS FAMILY STEAK HOUSE                        SODAK GAMING INC
RYKOFF-SEXTON INC                               SOFAMOR/DANEK GROUP
RYLAND GROUP INC                                SONAT OFFSHORE DRILL
S & T BANCORP INC                               SOTHEBYS HLDGS
S3 INC                                          SOUTH JERSEY INDUSTRIES
SAFECARD SVCS INC                               SOUTHDOWN INC
SAFESKIN CORP                                   SOUTHERN IND GAS & ELECTRIC
SAFETY 1ST INC                                  SOUTHERN UNION CO
SALICK HEALTH CARE                              SOUTHESTN MICH GAS
SANDERSON FARMS INC                             ENTERPRISES SOUTHWEST GAS
SANIFILL INC                                    CORP
SANTA CRUZ OPERATION                            SOUTHWESTERN ENERGY
SAVANNAH FOODS & IND                            SOVEREIGN BANCORP
SBARRO INC                                      SPACELABS MEDICAL
SCHULER HOMES                                   SPECTRUM HOLOBYTE
SCI SYS INC                                     SPORTS & RECREATION
SCIOS NOVA INC                                  SPRINGS INDUSTRIES
SCOTTS CO                                       SPX CORP
SEABOARD CORP                                   ST JOHN KNITS
SEAFIELD CAP CORP                               ST PAUL BANCORP INC
SEALRIGHT CO                                    STANDARD MICROSYSTEMS
SECURITY CAP BANCORP                            STANDARD MOTOR PRODUCTS
SECURITY-CONN CORP                              STANDARD PACIFIC
SEI CORP                                        STANDARD PRODS CO
SELECTIVE INS GROUP                             STANDARD REGISTER CO
SEQUA CORPORATION                               STANDEX INTL CORP
SEQUENT COMPUTER SYSTEMS                        STANHOME INC
SERVICE MERCHANDISE                             STANT CORP
SHONEYS INC                                     STARTER CORP
SHOPKO STORES INC                               STATION CASINOS
SHOREWOOD PACKAGING                             STEIN MART INC
SHOWBOAT INC                                    STERIS CORP
SIERRA HEALTH SERVICES                          STEWART ENTERPRISES
SIERRA ON-LINE INC                              STONE & WEBSTER INC
SIERRA PACIFIC RESOURCES                        STRAWBRIDGE & CLOTHIER
SILICON VALLEY GROUP                            STRIDE RITE CORP
SITHE ENERGIES INC                              STUDENT LOAN
SKYLINE CORP                                    STURM RUGER & CO
SMART & FINAL                                   SUMMIT BANCORP


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
SUMMIT TECHNOLOGY                               TORO CO
SUNGLASS HUT INTL                               TRACTOR SUPPLY CO
SUNRISE MED INC                                 TRENWICK GROUP INC
SUNSHINE MINING                                 TRIARC COS INC
SUSQUEHANNA BKSHS                               TRIDENT NGL HOLDING
SWIFT TRANSN CO                                 TRIMBLE NAVIGATION LTD
SYMANTEC CORP                                   TRUE NORTH COMMUNICATIONS
SYMMETRICOM INC                                 TRUST CO OF NJ
SYNETIC INC                                     TRUSTCO BANK CORP
SYQUEST TECHNOLOGY                              TRUSTMARK CORP
SYRATECH CORP                                   TUCSON ELEC PWR CO
SYSTEM SOFTWARE ASSOCIATES                      20TH CENTURY INDUSTRIES
SYSTEMS & COMPUTER                              TYCO TOYS
TECHNOLOGY TARGET                               U S CAN CORP
THERAPEUTICS                                    U S ROBOTICS
TBC CORP                                        U S TRUST CORP
TCA CABLE TV                                    UGI CORP
TCF FINL CORP                                   ULTRATECH STEPPER INC
TECH DATA CORP                                  UMB FINL CORP
TECNOL MED PRODS                                UNIFIRST CORP
TEJAS GAS CORP                                  UNION PLANTERS CORP
TELEFLEX INC                                    UNITED BANKSHARES
TELXON CORP                                     UNITED CAROLINA BANCSHARES
TENCOR INSTRS                                   UNITED COS FINL CORP
TENNANT CO                                      UNITED FIRE & CASUALTY CO
TESORO PETE CORP                                UNITED ILLUMINATING
TEXAS INDS                                      UNITED INS COS INC
THERMEDICS                                      UNITED INTL HLDGS IN
THERMO CARDIOSYSTEMS                            UNITED MERIDIAN CORP
THERMO FIBERTEK                                 UNITED STATES FILTER
THERMOTREX CORP                                 UNITED STATIONERS
THIOKOL CORP                                    UNITED TELEVISION
3DO CO                                          UNITED WASTE SYSTEMS
THREE FIVE SYSTEMS                              UNITED WISCONSIN SERVICES
TIFFANY & CO                                    UNITED WTR RES INC
TIMBERLAND CO                                   UNITRODE CORP
TITAN WHEEL INTL INC                            UNIVAR CORP
TJ INTL INC                                     UNIVERSAL HLTH SVCS
TNT FREIGHTWAYS CORP                            UNR INDS INC
TOLL BROTHERS INC                               USA WASTE SVCS INC
TOOTSIE ROLL INDS                               USAIR GROUP INC
TOP SOURCE TECH INC                             USLICO CORP
TOPPS INC                                       UST CORP

VALASSIS COMMUNICATIONS                         WHITE RIVER CORP
VALMONT INDUSTRIES                              WHITNEY HLDG CORP
VALUE CITY DEPT STORES                          WHX CORP
VALUE LINE INC                                  WICOR INC
VARCO INTERNATIONAL                             WILEY JOHN & SONS
VENTRITEX                                       WINNEBAGO INDUSTRIES
VENTURE STORES                                  WLR FOODS INC
VERIFONE                                        WMS INDS INC
VERTEX PHARMACEUTICALS                          WOLVERINE TUBE INC
VESTA INS GROUP                                 WOLVERINE WORLD WIDE
VICOR CORP                                      WONDERWARE CORP
VICTORIA BANKSHARES                             WORTHEN BKG CORP
VIEWLOGIC SYSTEMS                               WPS RESOURCES CORP
VIGORO CORP                                     WYLE LABS
VINTAGE PETE
VITALINK PHARMACY SERVICES
VIVRA INC
VLSI TECHNOLOGY
WABAN INC
WALL DATA INC
WALLACE COMPUTER SERVICES
WASHINGTON ENERGY
WASHINGTON NATL CORP
WATKINS JOHNSON
WATSON PHARMACEUTICALS
WATTS INDUSTRIES
WD-40
WEATHERFORD INTL INC
WEBB (DEL) CORP
WEIRTON STEEL
WELBILT CORP
WERNER ENTERPRISES
WESBANCO INC
WEST
WESTAMERICA BANCORP
WESTCORP
WESTCOTT COMMUNICATIONS
WESTERN CO OF NORTH AMERICA
WESTERN GAS RESOURCES
WESTERN PUBLISHING
WESTERN WASTE INDS
WESTPOINT STEVENS
WESTWOOD ONE



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

WYMAN GORDON CO
X-RITE INC
XCL LTD
XIRCOM INC
YANKEE ENERGY SYSTEM
ZALE CORP
ZEBRA TECHNOLOGIES
ZENITH ELECTRS CORP
ZENITH LABS
ZENITH NATL INS CORP
ZERO CORP
ZILOG INC
ZIONS BANCORPORATION
ZURN INDUSTRIES

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.




104